UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI
First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Retail ETF (FTXD)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

Semi-Annual Report
For the Six Months Ended
September 30, 2020

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2020

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2020.
The coronavirus (“COVID-19”) pandemic has been on the attack for over seven months now. Suffice it to say that we are anxiously awaiting a medical breakthrough that will help us better coexist with this virus, because there is a good chance the virus may never go away, according to experts. In late September 2020, Dr. Anthony Fauci, the leading infectious disease expert in the U.S., commented that COVID-19 vaccinations could begin as early as November or December of 2020. As it turns out, Dr. Fauci’s timeline may end up being close to spot-on. Pfizer and BioNTech reported on November 9, 2020, that they are the first health care companies to successfully demonstrate that a COVID-19 vaccine can be both effective and safe in Phase 3 clinical trials on humans, according to CNBC. While scientists are seeking a COVID-19 vaccine that is at least 75% effective, their vaccine efficacy rate has eclipsed 90%. Dr. Scott Gottlieb, a former Food & Drug Administration commissioner and member of Pfizer’s board, believes the vaccine, which entails two doses, could be available in limited scope by late December but widely available by the third quarter of 2021. The other breaking news in early November is that former Vice President Joe Biden appears to have defeated incumbent Donald Trump in the 2020 presidential election, though it has yet to be declared official as of November 10 due to one or potentially more state ballot recounts requested by the Trump Administration.
The virus does not appear to be going away on its own, as the President has predicted on several occasions. In fact, the medical community is concerned that a second wave may hit the U.S. during the upcoming flu season. Regardless of how things unfold in the months ahead, many pundits agree that the U.S. economy, which has made some positive strides in recent months, is going to require a few years to fully mend from the COVID-19 fallout. In September 2020, the Federal Reserve (the “Fed”) stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal (around a 4.0% unemployment rate); and (2) inflation is running at or above 2.0%. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024. We believe that one of the Fed’s motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates low, the Fed is essentially disincentivizing savings. Historically speaking, the Fed does not usually frontload this much guidance. Fed Chairman Jerome Powell has stated that he believes the economy is also in need of additional fiscal stimulus from Congress. While negotiations are underway, a deal for additional stimulus money has yet to be struck.
The 24/7 news cycle, as it is designed to do, is continuously spewing out a mixed bag of good and bad news. Election seasons only heighten it. Those of us who have worked in this industry for a long time often encourage investors, particularly those with long time horizons, to tune out the noise and stick to their respective plans. Think of it this way - due to the COVID-19 pandemic, the amount of negative news in 2020 has likely far outpaced the good, in my opinion, and yet the S&P 500® Index sits in positive territory. Securities markets also digest the newsfeed and then deliver a response in the form of performance results. Year-to-date through October 9, 2020, the S&P 500® Index posted a total return of 9.22%, according to Bloomberg. This is after factoring in its 33.8% virus-induced plunge from February 19, 2020, through March 23, 2020. What a shame if investors got spooked listening to the news and missed out on the upside. As always, we encourage investors to stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2020 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The International Monetary Fund (“IMF”) reported that global gross domestic product growth was more upbeat than expected in both the second and third quarters of 2020, but also stated that the global economy is still a long way from full recovery, according to Business Insider. Kristalina Georgieva, managing director of the IMF, noted that a combined $12 trillion in fiscal stimulus from some major economies enabled the second and third quarters of 2020 to exceed their growth estimates. The IMF believes that the approval and rollout of a coronavirus (“COVID-19”) vaccine and effective containment measures could accelerate a country’s recovery. On the flipside, further outbreaks and lockdowns could drive a nation’s economy back into a deep recession.
The economic fallout from the ongoing spread of COVID-19 had been a drag on global merger and acquisition activity (“M&A”) in the first half of 2020, according to Mergermarket. M&A activity is a useful barometer for gauging the overall business climate as it reflects the risk appetite of CEOs and executives, in our opinion. Mergermarket, however, reported that M&A activity picked up significantly in the third quarter of 2020. The value of deals announced totaled $891.4 billion, up from $372.2 billion in the second quarter of 2020 and up from the $677.4 billion registered in the third quarter of 2019. Year-to-date through September 30, 2020, total deal volume reached $1.86 trillion, down from $2.58 trillion over the same period in 2019.
Performance of Global Stocks and Bonds
With respect to U.S. equities, the S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 31.31%, 29.99% and 25.81%, respectively, for the six-month period ended September 30, 2020. Large-capitalization (“cap”) stocks continued to outperform their mid- and small-cap counterparts. While each of the three indices performed well, investors appear to still be favoring larger, more well-capitalized companies amid the COVID-19 pandemic, in our opinion. All 12 sectors that comprise the S&P 500® Index were up on a total return basis. The top-performer was the Consumer Discretionary sector, up 52.87%, while the worst result came from the Energy sector, up 4.77%.
A Bloomberg survey of 18 equity strategists found that their average 2020 year-end price target for the S&P 500® Index was 3,286 as of September 16, 2020, according to its own release. The highest estimate was 3,650, while the lowest estimate was 2,800. Since the start of the year, the 2020 earnings estimate for the S&P  500® Index has been adjusted significantly lower, but the projection for 2021 is up notably. As of December 31, 2019, Bloomberg’s 2020 and 2021 consensus earnings growth estimates for the S&P  500® Index stood at 9.02% and 10.72%, respectively. As of October 2, 2020, those two estimates were -19.42% and 24.23%, respectively. Analysts are expecting a strong rebound in 2021.
Over the past six months, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of 21.02% (USD) and 29.37% (USD), respectively, according to Bloomberg. The Bloomberg Barclays Global Aggregate Index of higher quality debt posted a total return of 6.07% (USD), while the Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt rose by 12.76% (USD), according Bloomberg. Over that same period, the U.S. dollar declined by 5.21% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The decline in the dollar likely had a positive influence on the performance of these four foreign stock indices, in our opinion.
In the U.S. bond market, the top-performing major debt group we track was high yield corporate bonds. The Bloomberg Barclays U.S. Corporate High Yield Index posted a total return of 15.24% for the six-month period ended September 30, 2020. The worst-performing U.S. debt group that we track was long maturity GNMAs. The Bloomberg Barclays GNMA 30-Year Index posted a total return of 0.25%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) inched higher by two basis points in the period to close at 0.69% on September 30, 2020, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.21% for the 10-year period ended September 30, 2020.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the banking sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the banking sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes companies providing a broad range of financial services, including retail banking, loans and money transmissions.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (9/20/16) to 9/30/20	Inception (9/20/16) to 9/30/20
Fund Performance
NAV	10.23%	-31.58%	-1.71%	-6.69%
Market Price	10.23%	-31.58%	-1.71%	-6.69%
Index Performance
Nasdaq US Smart Banks Index	10.68%	-31.16%	-1.07%	-4.23%
NASDAQ US Benchmark Banks Index	6.94%	-29.96%	2.99%	12.58%
NASDAQ US Benchmark Index	33.55%	15.46%	13.87%	68.71%
(See Notes to Fund Performance Overview on page 18.)

Nasdaq® and Nasdaq US Smart Banks Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
First Republic Bank	8.2%
Commerce Bancshares, Inc.	8.0
SVB Financial Group	8.0
Zions Bancorp N.A.	7.7
East West Bancorp, Inc.	7.6
Fifth Third Bancorp	4.4
Regions Financial Corp.	4.2
PNC Financial Services Group (The), Inc.	4.2
US Bancorp	4.2
Citizens Financial Group, Inc.	4.2
Total	60.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	98	0	0	0
4/1/17 – 3/31/18	186	0	0	0
4/1/18 – 3/31/19	163	6	0	0
4/1/19 – 3/31/20	86	1	0	0
4/1/20 – 9/30/20	60	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	64	0	0	0
4/1/18 – 3/31/19	81	0	1	0
4/1/19 – 3/31/20	166	0	0	0
4/1/20 – 9/30/20	67	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the food and beverage sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the beverages sector or food producers sector according to the Industry Classification Benchmark (“ICB”). The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) manufacturers and shippers of cider or malt products; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood; (vi) producers of pet food; and (vii) manufacturers of dietary supplements, vitamins and related items.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (9/20/16) to 9/30/20	Inception (9/20/16) to 9/30/20
Fund Performance
NAV	22.55%	-0.18%	2.69%	11.28%
Market Price	23.52%	0.25%	2.79%	11.70%
Index Performance
Nasdaq US Smart Food & Beverage Index	22.98%	0.47%	3.34%	14.15%
NASDAQ US Benchmark Food, Beverage and Tobacco Index(1)	18.68%	2.20%	6.06%	26.75%
NASDAQ US Benchmark Index	33.55%	15.46%	13.87%	68.71%
(See Notes to Fund Performance Overview on page 18.)

(1)	In December 2019, the name of the index changed to NASDAQ US Benchmark Food, Beverage and Tobacco Index from NASDAQ US Benchmark Food & Beverage Index.
Nasdaq® and Nasdaq US Smart Food & Beverage Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	98.6%
Materials	1.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Darling Ingredients, Inc.	9.2%
Archer-Daniels-Midland Co.	8.5
General Mills, Inc.	7.9
JM Smucker (The) Co.	7.8
Kellogg Co.	7.4
Medifast, Inc.	4.1
Boston Beer (The) Co., Inc., Class A	4.1
Mondelez International, Inc., Class A	4.0
Hormel Foods Corp.	3.9
Monster Beverage Corp.	3.9
Total	60.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	117	0	0	0
4/1/17 – 3/31/18	191	1	0	0
4/1/18 – 3/31/19	134	3	5	0
4/1/19 – 3/31/20	111	3	1	2
4/1/20 – 9/30/20	38	20	10	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	15	1	0	0
4/1/17 – 3/31/18	58	0	0	0
4/1/18 – 3/31/19	107	1	1	0
4/1/19 – 3/31/20	134	0	2	0
4/1/20 – 9/30/20	53	4	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the oil and gas sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the oil & gas producers sector or the oil equipment, services & distribution sector according to the Industry Classification Benchmark (“ICB”). The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) companies engaged in the exploration for and drilling, production, refining and supply of oil and gas products; (ii) integrated oil and gas companies engaged in the exploration for, and drilling, production, refining, distribution and retail sales of, oil and gas products; (iii) suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; and (iv) operators of pipelines carrying oil, gas or other forms of fuel.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (9/20/16) to 9/30/20	Inception (9/20/16) to 9/30/20
Fund Performance
NAV	16.88%	-40.46%	-15.38%	-48.96%
Market Price	17.04%	-40.52%	-15.40%	-49.02%
Index Performance
Nasdaq US Smart Oil & Gas Index	17.12%	-40.25%	-14.91%	-47.80%
NASDAQ US Benchmark Energy Index(1)	9.37%	-43.59%	-14.46%	-46.70%
NASDAQ US Benchmark Index	33.55%	15.46%	13.87%	68.71%
(See Notes to Fund Performance Overview on page 18.)

(1)	In December 2019, the name of the index changed to NASDAQ US Benchmark Energy Index from NASDAQ US Benchmark Oil & Gas Index.
Nasdaq® and Nasdaq US Smart Oil & Gas Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Cabot Oil & Gas Corp.	8.7%
Cheniere Energy, Inc.	8.4
Range Resources Corp.	8.4
Exxon Mobil Corp.	7.3
EQT Corp.	7.0
Williams (The) Cos., Inc.	4.5
Kinder Morgan, Inc.	4.2
CNX Resources Corp.	4.1
Chevron Corp.	4.1
Equitrans Midstream Corp.	3.9
Total	60.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	86	4	0	0
4/1/17 – 3/31/18	187	5	1	0
4/1/18 – 3/31/19	181	3	3	0
4/1/19 – 3/31/20	149	1	1	0
4/1/20 – 9/30/20	92	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	43	0	0	0
4/1/17 – 3/31/18	57	0	0	0
4/1/18 – 3/31/19	61	2	1	0
4/1/19 – 3/31/20	101	1	0	0
4/1/20 – 9/30/20	35	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the pharmaceutical sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the pharmaceuticals sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes vaccine producers and manufacturers of prescription or over-the-counter drugs.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (9/20/16) to 9/30/20	Inception (9/20/16) to 9/30/20
Fund Performance
NAV	23.97%	18.92%	5.61%	24.60%
Market Price	24.03%	18.79%	5.62%	24.65%
Index Performance
Nasdaq US Smart Pharmaceuticals Index	24.42%	19.74%	6.35%	28.14%
NASDAQ US Benchmark Pharmaceuticals Index	17.50%	17.05%	10.27%	48.24%
NASDAQ US Benchmark Index	33.55%	15.46%	13.87%	68.71%
(See Notes to Fund Performance Overview on page 18.)

Nasdaq® and Nasdaq US Smart Pharmaceuticals Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Horizon Therapeutics PLC	8.5%
Johnson & Johnson	8.0
Pfizer, Inc.	8.0
Bristol-Myers Squibb Co.	8.0
AbbVie, Inc.	7.1
Jazz Pharmaceuticals PLC	4.4
Zoetis, Inc.	4.3
Prestige Consumer Healthcare, Inc.	4.1
Eli Lilly & Co.	4.1
Abbott Laboratories	4.1
Total	60.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	62	0	1	0
4/1/17 – 3/31/18	178	1	0	0
4/1/18 – 3/31/19	175	9	4	0
4/1/19 – 3/31/20	100	2	0	0
4/1/20 – 9/30/20	88	2	9	5
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	70	0	0	0
4/1/17 – 3/31/18	70	1	0	0
4/1/18 – 3/31/19	58	5	0	0
4/1/19 – 3/31/20	146	1	2	2
4/1/20 – 9/30/20	23	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD)
The First Trust Nasdaq Retail ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the retail sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the food & drug retailers sector or the general retailers sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes: (i) operators of pharmacies, including wholesalers and distributors catering to these businesses; (ii) supermarkets, food-oriented convenience stores and other food retailers and distributors; (iii) retailers and wholesalers specializing mainly in clothing, shoes, jewelry, sunglasses and other accessories; (iv) retail outlets and wholesalers; (v) retailers and wholesalers concentrating on the sale of home improvement products; (vi) providers of consumer services such as online marketplaces, auction houses, day-care centers, dry cleaners, schools, consumer rental companies, veterinary clinics, hair salons and providers of funerals, lawn maintenance, consumer storage, heating and cooling installation and plumbing services; and (vii) retailers and wholesalers concentrating on a single class of goods, such as electronics, books, automotive parts or closeouts.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (9/20/16) to 9/30/20	Inception (9/20/16) to 9/30/20
Fund Performance
NAV	47.58%	15.09%	8.75%	40.18%
Market Price	47.80%	15.08%	8.76%	40.23%
Index Performance
Nasdaq US Smart Retail Index	48.25%	15.87%	9.44%	43.83%
NASDAQ US Benchmark Retail Index	49.02%	42.13%	22.67%	127.70%
NASDAQ US Benchmark Index	33.55%	15.46%	13.87%	68.71%
(See Notes to Fund Performance Overview on page 18.)

Nasdaq® and Nasdaq US Smart Retail Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	65.6%
Consumer Staples	23.2
Health Care	9.2
Industrials	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
eBay, Inc.	7.7%
Kroger (The) Co.	7.7
Walmart, Inc.	7.2
Dollar General Corp.	6.4
Amazon.com, Inc.	6.3
Dick’s Sporting Goods, Inc.	4.3
Target Corp.	4.2
Costco Wholesale Corp.	4.1
Best Buy Co., Inc.	4.0
AmerisourceBergen Corp.	4.0
Total	55.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	0	0	0
4/1/17 – 3/31/18	48	1	0	0
4/1/18 – 3/31/19	189	4	0	0
4/1/19 – 3/31/20	58	0	1	0
4/1/20– 9/30/20	93	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	42	0	0	0
4/1/17 – 3/31/18	201	0	0	0
4/1/18 – 3/31/19	57	1	0	0
4/1/19 – 3/31/20	194	0	0	0
4/1/20– 9/30/20	33	0	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the semiconductor sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the semiconductors sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (9/20/16) to 9/30/20	Inception (9/20/16) to 9/30/20
Fund Performance
NAV	45.45%	38.92%	25.17%	146.99%
Market Price	45.48%	38.90%	25.16%	146.89%
Index Performance
Nasdaq US Smart Semiconductor Index	45.96%	39.80%	25.99%	153.54%
NASDAQ US Benchmark Semiconductors Index	46.02%	47.10%	26.67%	159.15%
NASDAQ US Benchmark Index	33.55%	15.46%	13.87%	68.71%
(See Notes to Fund Performance Overview on page 18.)

Nasdaq® and Nasdaq US Smart Semiconductor Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Marvell Technology Group Ltd.	8.2%
NVIDIA Corp.	8.1
Texas Instruments, Inc.	8.1
QUALCOMM, Inc.	7.9
Maxim Integrated Products, Inc.	7.9
Entegris, Inc.	4.5
Broadcom, Inc.	4.2
Intel Corp.	4.1
Qorvo, Inc.	4.0
Skyworks Solutions, Inc.	4.0
Total	61.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	106	15	0	0
4/1/17 – 3/31/18	172	0	0	0
4/1/18 – 3/31/19	168	6	1	0
4/1/19 – 3/31/20	148	8	0	0
4/1/20 – 9/30/20	52	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	11	1	0	0
4/1/17 – 3/31/18	78	0	0	0
4/1/18 – 3/31/19	72	3	1	0
4/1/19 – 3/31/20	93	1	2	1
4/1/20 – 9/30/20	75	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the transportation sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the industrial transportation sector, the automobiles & parts sector or the airlines sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) operators of mail and package delivery services; (ii) providers of on-water transportation for commercial markets; (iii) providers of industrial railway transportation and railway lines; (iv) companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; (v) companies that provide commercial trucking services; (vi) makers of motorcycles and passenger vehicles; (vii) manufacturers and distributors of new and replacement parts for motorcycles and automobiles; (viii) manufacturers, distributors and retreaders of automobile, truck and motorcycle tires; and (ix) companies providing primarily passenger air transport.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (9/20/16) to 9/30/20	Inception (9/20/16) to 9/30/20
Fund Performance
NAV	54.92%	1.61%	5.28%	23.04%
Market Price	54.99%	1.61%	5.29%	23.09%
Index Performance
Nasdaq US Smart Transportation Index	55.49%	2.05%	5.91%	26.03%
NASDAQ US Benchmark Industrial Transportation Index	52.67%	28.34%	18.44%	97.73%
NASDAQ US Benchmark Index	33.55%	15.46%	13.87%	68.71%
(See Notes to Fund Performance Overview on page 18.)

Nasdaq® and Nasdaq US Smart Transportation Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Investments
Industrials	64.6%
Consumer Discretionary	35.4
Total	100.0%
Top Ten Holdings	% of Total Investments
CH Robinson Worldwide, Inc.	8.6%
Expeditors International of Washington, Inc.	8.5
General Motors Co.	8.3
Knight-Swift Transportation Holdings, Inc.	7.4
Tesla, Inc.	7.1
Union Pacific Corp.	4.2
United Parcel Service, Inc., Class B	4.2
Delta Air Lines, Inc.	4.1
BorgWarner, Inc.	4.0
Gentex Corp.	3.9
Total	60.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	7	0	0
4/1/17 – 3/31/18	128	0	0	0
4/1/18 – 3/31/19	115	2	0	0
4/1/19 – 3/31/20	138	0	0	0
4/1/20 – 9/30/20	85	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	122	0	0	0
4/1/18 – 3/31/19	128	6	0	0
4/1/19 – 3/31/20	115	0	0	0
4/1/20 – 9/30/20	42	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2020 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF or First Trust Nasdaq Transportation ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$1,102.30	0.60%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$1,225.50	0.60%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$1,168.80	0.60%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$1,239.70	0.60%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Retail ETF (FTXD)
Actual	$1,000.00	$1,475.80	0.60%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
September 30, 2020 (Unaudited)
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$1,454.50	0.60%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$1,549.20	0.60%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2020 through September 30, 2020), multiplied by 183/365 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Banks – 95.8%
102,888	Bank of America Corp.	$2,478,572
51,784	CIT Group, Inc.	917,095
51,806	Citigroup, Inc.	2,233,357
102,371	Citizens Financial Group, Inc.	2,587,939
25,768	Comerica, Inc.	985,626
88,915	Commerce Bancshares, Inc.	5,005,025
144,010	East West Bancorp, Inc.	4,714,887
128,187	Fifth Third Bancorp	2,732,947
106,659	First Horizon National Corp.	1,005,794
46,911	First Republic Bank	5,116,114
281,439	Huntington Bancshares, Inc.	2,580,796
82,678	KeyCorp	986,348
25,647	M&T Bank Corp.	2,361,832
53,385	PacWest Bancorp	911,816
96,275	People’s United Financial, Inc.	992,595
23,816	PNC Financial Services Group (The), Inc.	2,617,617
18,683	Prosperity Bancshares, Inc.	968,340
229,095	Regions Financial Corp.	2,641,465
10,498	Signature Bank	871,229
20,740	SVB Financial Group (a)	4,990,459
46,575	Synovus Financial Corp.	985,993
37,894	TCF Financial Corp.	885,204
26,246	Truist Financial Corp.	998,660
72,757	US Bancorp	2,608,338
42,178	Wells Fargo & Co.	991,605
28,855	Western Alliance Bancorp	912,395
164,698	Zions Bancorp N.A.	4,812,476
		59,894,524
	Thrifts & Mortgage Finance – 3.9%
292,634	New York Community Bancorp, Inc.	2,420,083
	Total Investments – 99.7%	62,314,607
	(Cost $80,672,518) (b)
	Net Other Assets and Liabilities – 0.3%	171,796
	Net Assets – 100.0%	$62,486,403

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $207,343 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,565,254. The net unrealized depreciation was $18,357,911.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 62,314,607	$ 62,314,607	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Beverages – 16.3%
97	Boston Beer (The) Co., Inc., Class A (a)	$85,686
411	Brown-Forman Corp., Class B	30,957
1,118	Coca-Cola (The) Co.	55,196
163	Constellation Brands, Inc., Class A	30,890
799	Molson Coors Brewing Co., Class B	26,814
1,021	Monster Beverage Corp. (a)	81,884
215	PepsiCo, Inc.	29,799
		341,226
	Chemicals – 1.4%
1,053	Corteva, Inc.	30,337
	Food & Staples Retailing – 1.3%
1,235	US Foods Holding Corp. (a)	27,442
	Food Products – 75.5%
3,825	Archer-Daniels-Midland Co.	177,824
221	Beyond Meat, Inc. (a)	36,699
659	Bunge Ltd.	30,116
1,627	Campbell Soup Co.	78,698
2,232	Conagra Brands, Inc.	79,705
5,356	Darling Ingredients, Inc. (a)	192,977
2,677	General Mills, Inc.	165,117
202	Hershey (The) Co.	28,955
1,679	Hormel Foods Corp.	82,086
1,064	Ingredion, Inc.	80,524
1,425	JM Smucker (The) Co.	164,616
2,415	Kellogg Co.	155,985
2,443	Kraft Heinz (The) Co.	73,168
478	Lamb Weston Holdings, Inc.	31,677
181	McCormick & Co., Inc.	35,132
1,465	Mondelez International, Inc., Class A	84,164
342	Post Holdings, Inc. (a)	29,412
257	Sanderson Farms, Inc.	30,318
479	Tyson Foods, Inc., Class A	28,491
		1,585,664
	Personal Products – 5.5%
612	Herbalife Nutrition Ltd. (a)	28,550
526	Medifast, Inc.	86,500
		115,050
	Total Investments – 100.0%	2,099,719
	(Cost $2,013,016) (b)
	Net Other Assets and Liabilities – 0.0%	859
	Net Assets – 100.0%	$2,100,578

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $176,331 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $89,628. The net unrealized appreciation was $86,703.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,099,719	$ 2,099,719	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Energy Equipment & Services – 3.6%
7,076	Baker Hughes Co.	$94,040
6,245	Halliburton Co.	75,253
6,132	Helmerich & Payne, Inc.	89,834
8,420	National Oilwell Varco, Inc.	76,285
26,245	Patterson-UTI Energy, Inc.	74,798
5,316	Schlumberger Ltd.	82,717
82,823	Transocean Ltd. (a)	66,830
		559,757
	Oil, Gas & Consumable Fuels – 96.4%
58,045	Antero Midstream Corp.	311,702
6,828	Apache Corp.	64,661
76,733	Cabot Oil & Gas Corp.	1,332,085
15,240	Callon Petroleum Co. (a)	73,457
27,966	Cheniere Energy, Inc. (a)	1,293,987
8,672	Chevron Corp.	624,384
3,638	Cimarex Energy Co.	88,513
66,406	CNX Resources Corp. (a)	626,873
1,944	Concho Resources, Inc.	85,769
17,595	ConocoPhillips	577,820
6,424	Delek US Holdings, Inc.	71,499
9,296	Devon Energy Corp.	87,940
2,593	Diamondback Energy, Inc.	78,101
12,206	EOG Resources, Inc.	438,684
82,759	EQT Corp.	1,070,074
70,798	Equitrans Midstream Corp.	598,951
32,568	Exxon Mobil Corp.	1,118,059
2,194	Hess Corp.	89,800
10,821	HollyFrontier Corp.	213,282
52,664	Kinder Morgan, Inc.	649,347
68,738	Kosmos Energy Ltd.	67,061
93,042	Marathon Oil Corp.	380,542
2,849	Marathon Petroleum Corp.	83,590
26,485	Matador Resources, Co. (a)	218,766
42,290	Murphy Oil Corp.	377,227
7,931	Occidental Petroleum Corp.	79,389
3,677	ONEOK, Inc.	95,528
9,400	Parsley Energy, Inc., Class A	87,984
11,805	PBF Energy, Inc., Class A	67,170
24,961	PDC Energy, Inc. (a)	309,392
8,106	Phillips 66	420,215
5,618	Pioneer Natural Resources Co.	483,092
195,123	Range Resources Corp.	1,291,714
41,582	SM Energy Co.	66,115
54,655	Southwestern Energy Co. (a)	128,439
5,941	Targa Resources Corp.	83,352
6,865	Valero Energy Corp.	297,392
35,059	Williams (The) Cos., Inc.	688,909
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
18,173	WPX Energy, Inc. (a)	$89,048
		14,809,913
	Total Investments – 100.0%	15,369,670
	(Cost $16,943,180) (b)
	Net Other Assets and Liabilities – 0.0%	1,545
	Net Assets – 100.0%	$15,371,215

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $357,672 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,931,182. The net unrealized depreciation was $1,573,510.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,369,670	$ 15,369,670	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 17.9%
13,505	AbbVie, Inc.	$1,182,903
13,497	Alkermes PLC (a)	223,645
15,290	Amicus Therapeutics, Inc. (a)	215,895
2,883	Blueprint Medicines Corp. (a)	267,254
6,184	Esperion Therapeutics, Inc. (a)	229,859
19,147	Flexion Therapeutics, Inc. (a)	199,320
15,611	Heron Therapeutics, Inc. (a)	231,355
22,104	Ironwood Pharmaceuticals, Inc. (a)	198,826
2,073	Madrigal Pharmaceuticals, Inc. (a)	246,127
		2,995,184
	Health Care Equipment & Supplies – 4.1%
6,303	Abbott Laboratories	685,956
	Health Care Providers & Services – 3.8%
13,593	Cardinal Health, Inc.	638,191
	Pharmaceuticals – 74.1%
22,186	Bristol-Myers Squibb Co.	1,337,594
7,459	Catalent, Inc. (a)	638,938
7,682	Elanco Animal Health, Inc. (a)	214,558
4,650	Eli Lilly & Co.	688,293
74,168	Endo International PLC (a)	244,754
18,370	Horizon Therapeutics PLC (a)	1,426,982
5,134	Jazz Pharmaceuticals PLC (a)	732,057
8,996	Johnson & Johnson	1,339,325
141,293	Mallinckrodt PLC (a)	137,520
8,092	Merck & Co., Inc.	671,231
39,005	Mylan N.V. (a)	578,444
11,036	Pacira BioSciences, Inc. (a)	663,484
13,129	Perrigo Co. PLC	602,752
36,481	Pfizer, Inc.	1,338,853
18,940	Prestige Consumer Healthcare, Inc. (a)	689,795
10,152	Supernus Pharmaceuticals, Inc. (a)	211,568
4,310	Zoetis, Inc.	712,745
9,432	Zogenix, Inc. (a)	169,116
		12,398,009
	Total Investments – 99.9%	16,717,340
	(Cost $16,324,360) (b)
	Net Other Assets and Liabilities – 0.1%	22,699
	Net Assets – 100.0%	$16,740,039

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,124,883 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $731,903. The net unrealized appreciation was $392,980.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,717,340	$ 16,717,340	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Commercial Services & Supplies – 1.5%
927	Copart, Inc. (a)	$97,483
	Diversified Consumer Services – 1.7%
751	Grand Canyon Education, Inc. (a)	60,035
1,227	H&R Block, Inc.	19,988
446	ServiceMaster Global Holdings, Inc. (a)	17,787
758	WW International, Inc. (a)	14,303
		112,113
	Food & Staples Retailing – 23.2%
771	Costco Wholesale Corp.	273,705
15,034	Kroger (The) Co.	509,803
1,366	Rite Aid Corp. (a)	12,963
296	Sysco Corp.	18,417
6,934	Walgreens Boots Alliance, Inc.	249,069
3,403	Walmart, Inc.	476,114
		1,540,071
	Health Care Providers & Services – 9.2%
2,764	AmerisourceBergen Corp.	267,887
4,317	CVS Health Corp.	252,113
622	McKesson Corp.	92,634
		612,634
	Internet & Direct Marketing Retail – 18.4%
134	Amazon.com, Inc. (a)	421,930
769	Chewy, Inc., Class A (a)	42,164
9,792	eBay, Inc.	510,163
1,936	Etsy, Inc. (a)	235,476
246	GrubHub, Inc. (a)	17,793
		1,227,526
	Multiline Retail – 11.8%
2,036	Dollar General Corp.	426,786
195	Dollar Tree, Inc. (a)	17,811
833	Kohl’s Corp.	15,436
2,552	Macy’s, Inc.	14,547
1,112	Nordstrom, Inc.	13,255
186	Ollie’s Bargain Outlet Holdings, Inc. (a)	16,247
1,774	Target Corp.	279,263
		783,345
	Road & Rail – 0.5%
600	Lyft, Inc., Class A (a)	16,530
529	Uber Technologies, Inc. (a)	19,298
		35,828
Shares	Description	Value

	Specialty Retail – 33.7%
370	Advance Auto Parts, Inc.	$56,795
1,411	American Eagle Outfitters, Inc.	20,897
159	AutoZone, Inc. (a)	187,245
1,460	Bed Bath & Beyond, Inc.	21,871
2,418	Best Buy Co., Inc.	269,099
90	Burlington Stores, Inc. (a)	18,548
166	CarMax, Inc. (a)	15,257
748	Carvana Co. (a)	166,849
891	Children’s Place (The), Inc.	25,260
4,956	Dick’s Sporting Goods, Inc.	286,853
163	Five Below, Inc. (a)	20,701
586	Foot Locker, Inc.	19,356
1,023	Gap (The), Inc.	17,422
545	Home Depot (The), Inc.	151,352
605	L Brands, Inc.	19,245
1,491	Lowe’s Cos., Inc.	247,297
265	O’Reilly Automotive, Inc. (a)	122,186
680	RH (a)	260,182
195	Ross Stores, Inc.	18,197
325	TJX (The) Cos., Inc.	18,086
1,802	Tractor Supply Co.	258,299
77	Ulta Beauty, Inc. (a)	17,246
		2,238,243
	Total Investments – 100.0%	6,647,243
	(Cost $5,962,881) (b)
	Net Other Assets and Liabilities – 0.0%	1,432
	Net Assets – 100.0%	$6,648,675

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $802,346 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $117,984. The net unrealized appreciation was $684,362.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,647,243	$ 6,647,243	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Semiconductors & Semiconductor Equipment – 99.9%
22,143	Advanced Micro Devices, Inc. (a)	$1,815,505
6,452	Analog Devices, Inc.	753,207
12,243	Applied Materials, Inc.	727,846
5,793	Broadcom, Inc.	2,110,506
4,952	Cabot Microelectronics Corp.	707,195
12,447	Cirrus Logic, Inc. (a)	839,550
11,952	Cree, Inc. (a)	761,821
30,065	Entegris, Inc.	2,235,032
6,617	Inphi, Corp. (a)	742,758
39,471	Intel Corp.	2,043,808
3,676	KLA Corp.	712,188
2,242	Lam Research Corp.	743,784
26,369	Lattice Semiconductor Corp. (a)	763,646
103,717	Marvell Technology Group Ltd.	4,117,565
58,769	Maxim Integrated Products, Inc.	3,973,372
6,875	Microchip Technology, Inc.	706,475
16,571	Micron Technology, Inc. (a)	778,174
6,309	MKS Instruments, Inc.	689,132
2,823	Monolithic Power Systems, Inc.	789,339
7,518	NVIDIA Corp.	4,068,892
35,290	ON Semiconductor Corp. (a)	765,440
35,931	Power Integrations, Inc.	1,990,577
15,678	Qorvo, Inc. (a)	2,022,619
33,771	QUALCOMM, Inc.	3,974,171
12,858	Semtech Corp. (a)	680,960
7,364	Silicon Laboratories, Inc. (a)	720,567
13,884	Skyworks Solutions, Inc.	2,020,122
23,668	Teradyne, Inc.	1,880,659
28,295	Texas Instruments, Inc.	4,040,243
19,307	Xilinx, Inc.	2,012,562
	Total Investments – 99.9%	50,187,715
	(Cost $42,173,866) (b)
	Net Other Assets and Liabilities – 0.1%	41,641
	Net Assets – 100.0%	$50,229,356

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,147,747 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $133,898. The net unrealized appreciation was $8,013,849.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 50,187,715	$ 50,187,715	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 25.2%
526,446	CH Robinson Worldwide, Inc.	$53,797,517
585,464	Expeditors International of Washington, Inc.	52,996,201
52,314	FedEx Corp.	13,158,017
158,138	United Parcel Service, Inc., Class B	26,350,535
130,281	XPO Logistics, Inc. (a)	11,029,590
		157,331,860
	Airlines – 14.7%
295,251	Alaska Air Group, Inc.	10,815,044
881,209	American Airlines Group, Inc.	10,830,059
838,726	Delta Air Lines, Inc.	25,648,241
998,251	JetBlue Airways Corp. (a)	11,310,184
306,012	Southwest Airlines Co.	11,475,450
643,161	Spirit Airlines, Inc. (a)	10,354,892
319,441	United Airlines Holdings, Inc. (a)	11,100,575
		91,534,445
	Auto Components – 13.1%
133,532	Aptiv PLC	12,242,214
637,467	BorgWarner, Inc.	24,695,471
956,548	Gentex Corp.	24,631,111
1,198,520	Goodyear Tire & Rubber (The) Co.	9,192,648
100,935	Lear Corp.	11,006,962
		81,768,406
	Automobiles – 18.8%
1,686,201	Ford Motor Co.	11,230,099
1,746,519	General Motors Co.	51,679,497
415,006	Harley-Davidson, Inc.	10,184,247
103,847	Tesla, Inc. (a)	44,551,402
		117,645,245
	Distributors – 3.5%
121,768	Genuine Parts Co.	11,588,661
362,313	LKQ Corp. (a)	10,046,939
		21,635,600
	Road & Rail – 24.6%
150,402	CSX Corp.	11,681,723
184,108	JB Hunt Transport Services, Inc.	23,267,569
63,171	Kansas City Southern	11,423,212
1,138,351	Knight-Swift Transportation Holdings, Inc.	46,330,886
54,107	Norfolk Southern Corp.	11,578,357
127,984	Old Dominion Freight Line, Inc.	23,154,865
Shares	Description	Value

	Road & Rail (Continued)
134,460	Union Pacific Corp.	$26,471,140
		153,907,752
	Total Investments – 99.9%	623,823,308
	(Cost $644,304,412) (b)
	Net Other Assets and Liabilities – 0.1%	818,775
	Net Assets – 100.0%	$624,642,083

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,336,901 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,818,005. The net unrealized depreciation was $20,481,104.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 623,823,308	$ 623,823,308	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2020 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$ 62,314,607	$ 2,099,719	$ 15,369,670
Cash	30,714	—	4,691
Receivables:
Dividends	173,000	2,032	5,382
Fund shares sold	—	—	—
Dividend reclaims	—	—	—
Securities lending income	—	—	13
Total Assets	62,518,321	2,101,751	15,379,756
LIABILITIES:
Due to custodian	—	139	—
Payables:
Investment advisory fees	31,918	1,034	8,541
Investment securities purchased	—	—	—
Total Liabilities	31,918	1,173	8,541
NET ASSETS	$62,486,403	$2,100,578	$15,371,215
NET ASSETS consist of:
Paid-in capital	$ 154,200,446	$ 2,606,742	$ 23,875,594
Par value	37,000	1,000	16,500
Accumulated distributable earnings (loss)	(91,751,043)	(507,164)	(8,520,879)
NET ASSETS	$62,486,403	$2,100,578	$15,371,215
NET ASSET VALUE, per share	$16.89	$21.01	$9.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,700,002	100,002	1,650,002
Investments, at cost	$80,672,518	$2,013,016	$16,943,180

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$ 16,717,340	$ 6,647,243	$ 50,187,715	$ 623,823,308
18,940	2,714	60,695	977,376

11,151	1,855	4,326	4,889
—	—	—	1,170,002
286	—	—	79
—	—	—	—
16,747,717	6,651,812	50,252,736	625,975,654

—	—	—	—

7,678	3,137	23,380	165,331
—	—	—	1,168,240
7,678	3,137	23,380	1,333,571
$ 16,740,039	$ 6,648,675	$ 50,229,356	$ 624,642,083

$ 16,546,997	$ 7,553,487	$ 44,000,873	$ 637,222,640
7,000	2,500	10,500	267,000
186,042	(907,312)	6,217,983	(12,847,557)
$ 16,740,039	$ 6,648,675	$ 50,229,356	$ 624,642,083
$23.91	$26.59	$47.84	$23.39
700,002	250,002	1,050,002	26,700,002
$16,324,360	$5,962,881	$42,173,866	$644,304,412
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2020 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$ 1,341,638	$ 25,727	$ 319,836
Interest	9	—	3
Securities lending income (net of fees)	—	—	20
Other	—	—	22
Total investment income	1,341,647	25,727	319,881
EXPENSES:
Investment advisory fees	192,705	7,667	51,055
Total expenses	192,705	7,667	51,055
NET INVESTMENT INCOME (LOSS)	1,148,942	18,060	268,826
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(19,271,973)	(344,826)	(292,425)
In-kind redemptions	(1,237,698)	54,651	97,760
Net realized gain (loss)	(20,509,671)	(290,175)	(194,665)
Net change in unrealized appreciation (depreciation) on investments	25,266,039	804,710	557,085
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,756,368	514,535	362,420
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,905,310	$ 532,595	$ 631,246

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$91,655	$25,910	$264,340	$29,279
1	—	2	4
—	—	—	—
—	—	—	—
91,656	25,910	264,342	29,283

36,522	12,588	126,762	179,314
36,522	12,588	126,762	179,314
55,134	13,322	137,580	(150,031)

(459,641)	(352,406)	(589,132)	(2,334,517)
1,042,795	(38,289)	2,700,347	10,659,793
583,154	(390,695)	2,111,215	8,325,276
1,359,546	1,788,303	12,300,472	(20,086,269)
1,942,700	1,397,608	14,411,687	(11,760,993)
$1,997,834	$1,410,930	$14,549,267	$(11,911,024)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020
OPERATIONS:
Net investment income (loss)	$ 1,148,942	$ 3,666,268	$ 18,060	$ 52,298
Net realized gain (loss)	(20,509,671)	(14,238,137)	(290,175)	457,279
Net change in unrealized appreciation (depreciation)	25,266,039	(20,119,560)	804,710	(837,798)
Net increase (decrease) in net assets resulting from operations	5,905,310	(30,691,429)	532,595	(328,221)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,293,641)	(3,868,010)	(19,465)	(51,985)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,293,641)	(3,868,010)	(19,465)	(51,985)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,565,827	20,330,421	—	6,337,625
Cost of shares redeemed	(5,349,243)	(95,560,223)	(1,004,859)	(5,370,720)
Net increase (decrease) in net assets resulting from shareholder transactions	(783,416)	(75,229,802)	(1,004,859)	966,905
Total increase (decrease) in net assets	3,828,253	(109,789,241)	(491,729)	586,699
NET ASSETS:
Beginning of period	58,658,150	168,447,391	2,592,307	2,005,608
End of period	$62,486,403	$58,658,150	$2,100,578	$2,592,307
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,750,002	6,900,002	150,002	100,002
Shares sold	250,000	800,000	—	300,000
Shares redeemed	(300,000)	(3,950,000)	(50,000)	(250,000)
Shares outstanding, end of period	3,700,002	3,750,002	100,002	150,002

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Retail ETF (FTXD)
Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020

$ 268,826	$ 172,452	$ 55,134	$ 62,083	$ 13,322	$ 81,421
(194,665)	(2,772,545)	583,154	675,467	(390,695)	853,132
557,085	(1,452,086)	1,359,546	(1,041,156)	1,788,303	(1,325,454)
631,246	(4,052,179)	1,997,834	(303,606)	1,410,930	(390,901)

(266,615)	(179,319)	(53,285)	(63,555)	(19,680)	(96,141)
—	(6,197)	—	—	—	—
(266,615)	(185,516)	(53,285)	(63,555)	(19,680)	(96,141)

8,607,719	12,391,122	11,428,391	4,298,507	2,689,066	2,487,585
(486,466)	(13,561,689)	(2,442,429)	(3,497,323)	(1,050,924)	(7,315,467)
8,121,253	(1,170,567)	8,985,962	801,184	1,638,142	(4,827,882)
8,485,884	(5,408,262)	10,930,511	434,023	3,029,392	(5,314,924)

6,885,331	12,293,593	5,809,528	5,375,505	3,619,283	8,934,207
$15,371,215	$6,885,331	$16,740,039	$5,809,528	$6,648,675	$3,619,283

850,002	650,002	300,002	250,002	200,002	400,002
850,000	1,300,000	500,000	200,000	100,000	100,000
(50,000)	(1,100,000)	(100,000)	(150,000)	(50,000)	(300,000)
1,650,002	850,002	700,002	300,002	250,002	200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020
OPERATIONS:
Net investment income (loss)	$ 137,580	$ 346,704	$ (150,031)	$ 28,799
Net realized gain (loss)	2,111,215	2,536,052	8,325,276	128,146
Net change in unrealized appreciation (depreciation)	12,300,472	(4,808,273)	(20,086,269)	(382,690)
Net increase (decrease) in net assets resulting from operations	14,549,267	(1,925,517)	(11,911,024)	(225,745)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(149,445)	(356,856)	(9,840)	(28,821)
Return of capital	—	—	—	—
Total distributions to shareholders	(149,445)	(356,856)	(9,840)	(28,821)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	20,964,414	33,122,477	701,818,460	6,534,030
Cost of shares redeemed	(16,487,731)	(29,728,784)	(66,766,871)	(7,101,369)
Net increase (decrease) in net assets resulting from shareholder transactions	4,476,683	3,393,693	635,051,589	(567,339)
Total increase (decrease) in net assets	18,876,505	1,111,320	623,130,725	(821,905)
NET ASSETS:
Beginning of period	31,352,851	30,241,531	1,511,358	2,333,263
End of period	$50,229,356	$31,352,851	$624,642,083	$1,511,358
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,002	950,002	100,002	100,002
Shares sold	500,000	900,000	29,400,000	300,000
Shares redeemed	(400,000)	(900,000)	(2,800,000)	(300,000)
Shares outstanding, end of period	1,050,002	950,002	26,700,002	100,002

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 15.64	$ 24.41	$ 29.50	$ 25.94	$ 20.01
Income from investment operations:
Net investment income (loss)	0.32	0.73	0.84	0.40	0.07
Net realized and unrealized gain (loss)	1.29	(8.77)	(5.14)	3.56	5.91
Total from investment operations	1.61	(8.04)	(4.30)	3.96	5.98
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.73)	(0.79)	(0.40)	(0.05)
Net asset value, end of period	$16.89	$15.64	$24.41	$29.50	$25.94
Total return (b)	10.23%	(33.93)%	(14.49)%	15.35%	29.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 62,486	$ 58,658	$ 168,447	$ 1,314,444	$ 1,027,400
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	3.58% (c)	2.69%	1.83%	1.47%	4.05% (c)
Portfolio turnover rate (d)	70%	59%	87%	39%	7%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 17.28	$ 20.06	$ 19.71	$ 20.63	$ 19.96
Income from investment operations:
Net investment income (loss)	0.15	0.27	0.27	0.35	0.14
Net realized and unrealized gain (loss)	3.74	(2.77)	0.33	(0.95)	0.64
Total from investment operations	3.89	(2.50)	0.60	(0.60)	0.78
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.28)	(0.25)	(0.32)	(0.11)
Net asset value, end of period	$21.01	$17.28	$20.06	$19.71	$20.63
Total return (b)	22.55%	(12.69)%	3.13%	(2.96)%	3.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,101	$ 2,592	$ 2,006	$ 985	$ 5,158
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.41% (c)	1.58%	1.55%	1.53%	1.58% (c)
Portfolio turnover rate (d)	84%	59%	108%	76%	54%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 8.10	$ 18.91	$ 19.95	$ 20.63	$ 19.84
Income from investment operations:
Net investment income (loss)	0.16	0.31	0.41	0.36	0.14
Net realized and unrealized gain (loss)	1.22	(10.79)	(1.06)	(0.67)	0.80
Total from investment operations	1.38	(10.48)	(0.65)	(0.31)	0.94
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.32)	(0.39)	(0.33)	(0.15)
Return of capital	—	(0.01)	—	(0.04)	—
Total distributions	(0.16)	(0.33)	(0.39)	(0.37)	(0.15)
Net asset value, end of period	$9.32	$8.10	$18.91	$19.95	$20.63
Total return (b)	16.88%	(56.26)%	(3.27)%	(1.47)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,371	$ 6,885	$ 12,294	$ 3,991	$ 2,063
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	3.16% (c)	2.14%	1.69%	1.96%	1.30% (c)
Portfolio turnover rate (e)	97%	76%	126%	92%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 19.36	$ 21.50	$ 21.14	$ 19.83	$ 20.12
Income from investment operations:
Net investment income (loss)	0.09	0.18	0.13	0.17	0.06
Net realized and unrealized gain (loss)	4.55	(2.13)	0.35	1.65	(0.28)
Total from investment operations	4.64	(1.95)	0.48	1.82	(0.22)
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.19)	(0.12)	(0.17)	(0.06)
Net realized gain	—	—	—	(0.34)	(0.01)
Total distributions	(0.09)	(0.19)	(0.12)	(0.51)	(0.07)
Net asset value, end of period	$23.91	$19.36	$21.50	$21.14	$19.83
Total return (b)	23.97%	(9.13)%	2.30%	9.32%	(1.10)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 16,740	$ 5,810	$ 5,376	$ 2,114	$ 1,983
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	0.90% (c)	0.85%	0.69%	0.80%	0.64% (c)
Portfolio turnover rate (d)	41%	42%	107%	70%	48%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Retail ETF (FTXD)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 18.10	$ 22.34	$ 20.86	$ 19.68	$ 19.90
Income from investment operations:
Net investment income (loss)	0.81	0.27	0.21	0.31	0.15
Net realized and unrealized gain (loss)	8.52	(4.22)	1.45	1.18	(0.24)
Total from investment operations	9.33	(3.95)	1.66	1.49	(0.09)
Distributions paid to shareholders from:
Net investment income	(0.84)	(0.29)	(0.18)	(0.31)	(0.13)
Net asset value, end of period	$26.59	$18.10	$22.34	$20.86	$19.68
Total return (b)	47.58%	(17.90)%	7.98%	7.63%	(0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,649	$ 3,619	$ 8,934	$ 1,043	$ 1,968
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	0.63% (c)	1.11%	1.41%	1.54%	1.44% (c)
Portfolio turnover rate (e)	65%	65%	127%	126%	65%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 33.00	$ 31.83	$ 32.58	$ 25.04	$ 19.93
Income from investment operations:
Net investment income (loss)	0.14	0.38	0.25	0.14	0.05
Net realized and unrealized gain (loss)	14.85	1.18	(0.79)	7.54	5.11
Total from investment operations	14.99	1.56	(0.54)	7.68	5.16
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.39)	(0.21)	(0.14)	(0.05)
Net realized gain	—	—	—	—	(0.00) (b)
Total distributions	(0.15)	(0.39)	(0.21)	(0.14)	(0.05)
Net asset value, end of period	$47.84	$33.00	$31.83	$32.58	$25.04
Total return (c)	45.45%	4.82%	(1.62)%	30.77%	25.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 50,229	$ 31,353	$ 30,242	$ 47,247	$ 15,024
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.65% (d)	1.00%	0.78%	0.55%	0.66% (d)
Portfolio turnover rate (e)	56%	64%	94%	59%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 15.11	$ 23.33	$ 24.93	$ 22.78	$ 19.94
Income from investment operations:
Net investment income (loss)	0.01	0.30	0.35	0.32	0.14
Net realized and unrealized gain (loss)	8.29	(8.22)	(1.62)	2.16	2.84
Total from investment operations	8.30	(7.92)	(1.27)	2.48	2.98
Distributions paid to shareholders from:
Net investment income	(0.02)	(0.30)	(0.33)	(0.33)	(0.14)
Net realized gain	—	—	—	—	(0.00) (b)
Total distributions	(0.02)	(0.30)	(0.33)	(0.33)	(0.14)
Net asset value, end of period	$23.39	$15.11	$23.33	$24.93	$22.78
Total return (c)	54.92%	(34.35)%	(5.11)%	10.89%	14.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 624,642	$ 1,511	$ 2,333	$ 3,740	$ 2,278
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.61% (d) (e)
Ratio of net investment income (loss) to average net assets	(0.50)% (d)	1.04%	1.38%	1.27%	1.22% (d)
Portfolio turnover rate (f)	54%	89%	108%	78%	28%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the seven funds listed below, each a non-diversified series of the Trust.
First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker “FTXH”)
First Trust Nasdaq Retail ETF - (Nasdaq ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (Nasdaq ticker “FTXR”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which each Fund invests, or in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participating agreements. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF	Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2020, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.“ For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH. As of September 30, 2020, no Funds had securities in the securities lending program. During the six months ended September 30, 2020, FTXN participated in the securities lending program.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 3,868,010	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	51,985	—	—
First Trust Nasdaq Oil & Gas ETF	179,319	—	6,197
First Trust Nasdaq Pharmaceuticals ETF	63,555	—	—
First Trust Nasdaq Retail ETF	96,141	—	—
First Trust Nasdaq Semiconductor ETF	356,856	—	—
First Trust Nasdaq Transportation ETF	28,821	—	—
As of March 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 220,978	$ (52,339,897)	$ (44,243,793)
First Trust Nasdaq Food & Beverage ETF	2,597	(291,976)	(730,915)
First Trust Nasdaq Oil & Gas ETF	—	(6,532,418)	(2,353,092)
First Trust Nasdaq Pharmaceuticals ETF	623	(656,922)	(1,102,208)
First Trust Nasdaq Retail ETF	4,732	(1,161,692)	(1,141,602)
First Trust Nasdaq Semiconductor ETF	22,361	(3,785,852)	(4,418,348)
First Trust Nasdaq Transportation ETF	60	(521,197)	(405,556)
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of September 30, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2020, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust Nasdaq Bank ETF	$ 52,339,897
First Trust Nasdaq Food & Beverage ETF	291,976
First Trust Nasdaq Oil & Gas ETF	6,532,418
First Trust Nasdaq Pharmaceuticals ETF	656,922
First Trust Nasdaq Retail ETF	1,161,692
First Trust Nasdaq Semiconductor ETF	3,785,852
First Trust Nasdaq Transportation ETF	521,197
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended September 30, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 44,230,532	$ 44,323,274
First Trust Nasdaq Food & Beverage ETF	2,107,260	2,108,392
First Trust Nasdaq Oil & Gas ETF	15,754,350	15,562,680
First Trust Nasdaq Pharmaceuticals ETF	4,927,014	4,888,378
First Trust Nasdaq Retail ETF	2,699,260	2,696,787
First Trust Nasdaq Semiconductor ETF	23,756,316	23,743,952
First Trust Nasdaq Transportation ETF	53,677,190	51,008,909

For the six months ended September 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 4,552,781	$ 5,329,803
First Trust Nasdaq Food & Beverage ETF	—	1,003,433
First Trust Nasdaq Oil & Gas ETF	8,583,815	483,917
First Trust Nasdaq Pharmaceuticals ETF	11,401,534	2,456,908
First Trust Nasdaq Retail ETF	2,683,452	1,045,787
First Trust Nasdaq Semiconductor ETF	20,944,679	16,503,590
First Trust Nasdaq Transportation ETF	700,763,914	69,351,178
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2021.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following seven series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Retail ETF (FTXD)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for FTXR was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee rate for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2019 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee’s annual meeting held on March 20, 2020 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI
Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Semi-Annual Report
For the Six Months Ended
September 30, 2020

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2020

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2020.
The coronavirus (“COVID-19”) pandemic has been on the attack for over seven months now. Suffice it to say that we are anxiously awaiting a medical breakthrough that will help us better coexist with this virus, because there is a good chance the virus may never go away, according to experts. In late September 2020, Dr. Anthony Fauci, the leading infectious disease expert in the U.S., commented that COVID-19 vaccinations could begin as early as November or December of 2020. As it turns out, Dr. Fauci’s timeline may end up being close to spot-on. Pfizer and BioNTech reported on November 9, 2020, that they are the first health care companies to successfully demonstrate that a COVID-19 vaccine can be both effective and safe in Phase 3 clinical trials on humans, according to CNBC. While scientists are seeking a COVID-19 vaccine that is at least 75% effective, their vaccine efficacy rate has eclipsed 90%. Dr. Scott Gottlieb, a former Food & Drug Administration commissioner and member of Pfizer’s board, believes the vaccine, which entails two doses, could be available in limited scope by late December but widely available by the third quarter of 2021. The other breaking news in early November is that former Vice President Joe Biden appears to have defeated incumbent Donald Trump in the 2020 presidential election, though it has yet to be declared official as of November 10 due to one or potentially more state ballot recounts requested by the Trump Administration.
The virus does not appear to be going away on its own, as the President has predicted on several occasions. In fact, the medical community is concerned that a second wave may hit the U.S. during the upcoming flu season. Regardless of how things unfold in the months ahead, many pundits agree that the U.S. economy, which has made some positive strides in recent months, is going to require a few years to fully mend from the COVID-19 fallout. In September 2020, the Federal Reserve (the “Fed”) stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal (around a 4.0% unemployment rate); and (2) inflation is running at or above 2.0%. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024. We believe that one of the Fed’s motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates low, the Fed is essentially disincentivizing savings. Historically speaking, the Fed does not usually frontload this much guidance. Fed Chairman Jerome Powell has stated that he believes the economy is also in need of additional fiscal stimulus from Congress. While negotiations are underway, a deal for additional stimulus money has yet to be struck.
The 24/7 news cycle, as it is designed to do, is continuously spewing out a mixed bag of good and bad news. Election seasons only heighten it. Those of us who have worked in this industry for a long time often encourage investors, particularly those with long time horizons, to tune out the noise and stick to their respective plans. Think of it this way - due to the COVID-19 pandemic, the amount of negative news in 2020 has likely far outpaced the good, in my opinion, and yet the S&P 500® Index sits in positive territory. Securities markets also digest the newsfeed and then deliver a response in the form of performance results. Year-to-date through October 9, 2020, the S&P 500® Index posted a total return of 9.22%, according to Bloomberg. This is after factoring in its 33.8% virus-induced plunge from February 19, 2020, through March 23, 2020. What a shame if investors got spooked listening to the news and missed out on the upside. As always, we encourage investors to stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2020
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The International Monetary Fund (“IMF”) reported that global gross domestic product growth was more upbeat than expected in both the second and third quarters of 2020, but also stated that the global economy is still a long way from full recovery, according to Business Insider. Kristalina Georgieva, managing director of the IMF, noted that a combined $12 trillion in fiscal stimulus from some major economies enabled the second and third quarters of 2020 to exceed their growth estimates. The IMF believes that the approval and rollout of a coronavirus (“COVID-19”) vaccine and effective containment measures could accelerate a country’s recovery. On the flipside, further outbreaks and lockdowns could drive a nation’s economy back into a deep recession.
The economic fallout from the ongoing spread of COVID-19 had been a drag on global merger and acquisition activity (“M&A”) in the first half of 2020, according to Mergermarket. M&A activity is a useful barometer for gauging the overall business climate as it reflects the risk appetite of CEOs and executives, in our opinion. Mergermarket, however, reported that M&A activity picked up significantly in the third quarter of 2020. The value of deals announced totaled $891.4 billion, up from $372.2 billion in the second quarter of 2020 and up from the $677.4 billion registered in the third quarter of 2019. Year-to-date through September 30, 2020, total deal volume reached $1.86 trillion, down from $2.58 trillion over the same period in 2019.
Global Equities Markets
With respect to U.S. equities, the S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 31.31%, 29.99% and 25.81%, respectively, for the six-month period ended September 30, 2020. Large-capitalization (“cap”) stocks continued to outperform their mid- and small-cap counterparts. While each of the three indices performed well, investors appear to still be favoring larger, more well-capitalized companies amid the COVID-19 pandemic, in our opinion. All 12 sectors that comprise the S&P 500® Index were up on a total return basis. The top-performer was the Consumer Discretionary sector, up 52.87%, while the worst result came from the Energy sector, up 4.77%.
A Bloomberg survey of 18 equity strategists found that their average 2020 year-end price target for the S&P 500® Index was 3,286 as of September 16, 2020, according to its own release. The highest estimate was 3,650, while the lowest estimate was 2,800. Since the start of the year, the 2020 earnings estimate for the S&P 500® Index has been adjusted significantly lower, but the projection for 2021 is up notably. As of December 31, 2019, Bloomberg’s 2020 and 2021 consensus earnings growth estimates for the S&P 500® Index stood at 9.02% and 10.72%, respectively. As of October 2, 2020, those two estimates were -19.42% and 24.23%, respectively. Analysts are expecting a strong rebound in 2021.
Over the past six months, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of 21.02% (USD) and 29.37% (USD), respectively, according to Bloomberg. The Bloomberg Barclays Global Aggregate Index of higher quality debt posted a total return of 6.07% (USD), while the Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt rose by 12.76% (USD), according Bloomberg. Over that same period, the U.S. dollar declined by 5.21% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The decline in the dollar likely had a positive influence on the performance of these four foreign stock indices, in our opinion.
In the U.S. bond market, the top-performing major debt group we track was high yield corporate bonds. The Bloomberg Barclays U.S. Corporate High Yield Index posted a total return of 15.24% for the six-month period ended September 30, 2020. The worst-performing U.S. debt group that we track was long maturity GNMAs. The Bloomberg Barclays GNMA 30-Year Index posted a total return of 0.25%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) inched higher by two basis points in the period to close at 0.69% on September 30, 2020, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.21% for the 10-year period ended September 30, 2020.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility developed markets (excluding the United States) securities that are included in the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq, Inc. A country is classified as “developed” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (6/20/17) to 9/30/20	Inception (6/20/17) to 9/30/20
Fund Performance
NAV	19.79%	-2.49%	0.74%	2.44%
Market Price	19.47%	-3.10%	0.68%	2.25%
Index Performance
Nasdaq Riskalyze Developed Markets Index	20.23%	-1.25%	2.00%	6.71%
NASDAQ Developed Markets Ex-US Large Mid Cap Index	22.19%	2.08%	2.95%	10.00%
MSCI World ex USA Index	21.02%	0.16%	2.27%	7.65%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and the Nasdaq Riskalyze Developed Markets Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Industrials	19.2%
Financials	14.9
Consumer Staples	14.1
Health Care	11.4
Communication Services	8.5
Consumer Discretionary	8.2
Real Estate	6.7
Information Technology	6.1
Materials	5.9
Utilities	4.5
Energy	0.5
Total	100.0%
Top Ten Holdings	% of Total Investments
Croda International PLC	1.5%
Lonza Group AG	1.4
Sonova Holding AG	1.3
Toyota Motor Corp.	1.2
ITOCHU Corp.	1.2
Kakao Corp.	1.2
MEIJI Holdings Co., Ltd.	1.2
ABC-Martk, Inc.	1.1
Bridgestone Corp.	1.1
Mitsubishi Corp.	1.1
Total	12.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	134	51	0	0
4/1/18 – 3/31/19	180	13	0	0
4/1/19 – 3/31/20	190	20	0	0
4/1/20 – 9/30/20	47	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	10	0	0	0
4/1/18 – 3/31/19	58	0	0	0
4/1/19 – 3/31/20	36	6	1	0
4/1/20 – 9/30/20	68	11	0	0

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depository receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility emerging markets securities that are included in the NASDAQ Emerging Markets Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (6/20/17) to 9/30/20	Inception (6/20/17) to 9/30/20
Fund Performance
NAV	11.46%	-13.87%	-2.56%	-8.14%
Market Price	11.03%	-14.08%	-2.51%	-8.00%
Index Performance
Nasdaq Riskalyze Emerging Markets Index	12.04%	-12.94%	-0.95%	-3.07%
NASDAQ Emerging Markets Large Mid Cap Index	27.99%	3.28%	4.70%	16.27%
MSCI Emerging Markets Index	29.37%	10.54%	4.76%	16.48%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and the Nasdaq Riskalyze Emerging Markets Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Allocation	% of Total Investments
Financials	28.0%
Information Technology	14.6
Materials	11.1
Consumer Staples	9.7
Communication Services	9.6
Industrials	7.6
Consumer Discretionary	6.5
Energy	4.4
Utilities	3.7
Health Care	3.4
Real Estate	1.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Tencent Holdings Ltd.	3.8%
Asustek Computer, Inc.	3.6
Synnex Technology International Corp.	3.2
Compal Electronics, Inc.	3.2
Taiwan Cement Corp.	3.1
Naspers Ltd., Class N	2.5
HCL Technologies Ltd.	1.8
Wipro Ltd.	1.5
Ping An Insurance Group Co. of China Ltd., Class H	1.5
Klabin S.A.	1.3
Total	25.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	110	50	5	0
4/1/18 – 3/31/19	67	97	40	0
4/1/19 – 3/31/20	109	92	5	0
4/1/20 – 9/30/20	60	32	4	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	23	5	2	0
4/1/18 – 3/31/19	37	9	1	0
4/1/19 – 3/31/20	37	5	2	3
4/1/20 – 9/30/20	24	6	1	0

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (6/20/17) to 9/30/20	Inception (6/20/17) to 9/30/20
Fund Performance
NAV	28.01%	5.44%	7.68%	27.45%
Market Price	28.03%	5.39%	7.66%	27.39%
Index Performance
Nasdaq Riskalyze US Large Cap Index	28.47%	6.10%	8.34%	30.06%
Nasdaq US 500 Large Cap Index	33.33%	17.67%	13.29%	50.55%
S&P 500® Index	31.31%	15.15%	12.49%	47.12%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and the Nasdaq Riskalyze US Large Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	28.6%
Health Care	15.3
Consumer Discretionary	11.5
Industrials	11.3
Financials	9.7
Consumer Staples	7.0
Real Estate	4.8
Communication Services	4.3
Utilities	2.9
Materials	2.6
Energy	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
NVIDIA Corp.	1.0%
QUALCOMM, Inc.	0.9
Apple, Inc.	0.9
Corning, Inc.	0.9
Cognizant Technology Solutions Corp., Class A	0.9
Broadcom, Inc.	0.8
Skyworks Solutions, Inc.	0.8
Marvell Technology Group Ltd.	0.8
Texas Instruments, Inc.	0.8
Motorola Solutions, Inc.	0.8
Total	8.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	189	0	0	0
4/1/18 – 3/31/19	221	4	0	0
4/1/19 – 3/31/20	178	0	0	1
4/1/20 – 9/30/20	64	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	6	0	0	0
4/1/18 – 3/31/19	24	1	1	0
4/1/19 – 3/31/20	73	0	0	1
4/1/20 – 9/30/20	63	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (6/20/17) to 9/30/20	Inception (6/20/17) to 9/30/20
Fund Performance
NAV	24.42%	-10.26%	1.22%	4.05%
Market Price	24.45%	-10.59%	1.19%	3.94%
Index Performance
Nasdaq Riskalyze US Mid Cap Index	24.84%	-9.76%	1.82%	6.08%
Nasdaq US 600 Mid Cap Index	36.90%	2.08%	6.47%	22.84%
S&P MidCap 400® Index	29.99%	-2.16%	3.69%	12.61%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and the Nasdaq Riskalyze US Mid Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	18.1%
Industrials	15.4
Health Care	14.5
Consumer Discretionary	14.3
Financials	13.0
Real Estate	7.9
Materials	6.3
Utilities	3.1
Consumer Staples	2.9
Communication Services	2.6
Energy	1.9
Total	100.0%
Top Ten Holdings	% of Total Investments
CONMED Corp.	2.1%
Chemed Corp.	2.0
Encompass Health Corp.	2.0
Cantel Medical Corp.	1.9
Bruker Corp.	1.8
Bio-Techne Corp.	1.8
Perrigo Co. PLC	1.6
Hill-Rom Holdings, Inc.	1.4
Entegris, Inc.	1.3
Pegasystems, Inc.	1.2
Total	17.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	173	0	0	0
4/1/18 – 3/31/19	237	5	0	0
4/1/19 – 3/31/20	222	1	1	0
4/1/20 – 9/30/20	88	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	22	0	0	0
4/1/18 – 3/31/19	8	1	0	0
4/1/19 – 3/31/20	29	0	0	0
4/1/20 – 9/30/20	39	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (6/20/17) to 9/30/20	Inception (6/20/17) to 9/30/20
Fund Performance
NAV	24.01%	-10.69%	-0.57%	-1.86%
Market Price	24.07%	-10.82%	-0.56%	-1.82%
Index Performance
Nasdaq Riskalyze US Small Cap Index	24.45%	-10.09%	0.08%	0.26%
Nasdaq US 700 Small Cap Index	36.51%	-0.83%	3.70%	12.66%
S&P SmallCap 600® Index	25.81%	-8.29%	1.82%	6.11%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and the Nasdaq Riskalyze US Small Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	20.4%
Consumer Discretionary	15.6
Health Care	14.8
Financials	13.8
Information Technology	12.6
Real Estate	6.4
Materials	5.8
Consumer Staples	4.2
Energy	2.5
Communication Services	2.2
Utilities	1.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Ensign Group (The), Inc.	3.1%
Patterson Cos., Inc.	2.5
US Physical Therapy, Inc.	2.4
Atrion Corp.	2.2
National HealthCare Corp.	2.2
Shutterstock, Inc.	2.1
Healthcare Services Group, Inc.	2.0
Luminex Corp.	1.8
Systemax, Inc.	1.6
InterDigital, Inc.	1.4
Total	21.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	163	0	0	0
4/1/18 – 3/31/19	233	5	1	0
4/1/19 – 3/31/20	240	1	0	0
4/1/20 – 9/30/20	92	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	32	0	0	0
4/1/18 – 3/31/19	11	1	0	0
4/1/19 – 3/31/20	12	0	0	0
4/1/20 – 9/30/20	35	0	0	0

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US securities that (i) are included in the Nasdaq US 500 Large Cap Index (the “Base Index”); (ii) have paid a dividend in the trailing twelve months (based on the ex-date); and (iii) have a trailing twelve-month dividend yield higher than the index yield of the Base Index. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/20	1 Year Ended 9/30/20	Inception (6/20/17) to 9/30/20	Inception (6/20/17) to 9/30/20
Fund Performance
NAV	24.34%	-0.89%	5.48%	19.13%
Market Price	24.11%	-0.67%	5.43%	18.92%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend Index	24.80%	-0.34%	6.07%	21.31%
Nasdaq US 500 Large Cap Index	33.33%	17.67%	13.29%	50.55%
S&P 500® Index	31.31%	15.15%	12.49%	47.12%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and the Nasdaq Riskalyze US Large Cap Select Dividend Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	29.3%
Health Care	13.2
Consumer Discretionary	12.2
Industrials	11.6
Financials	8.7
Consumer Staples	7.0
Real Estate	6.1
Communication Services	4.4
Utilities	2.9
Materials	2.6
Energy	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Seagate Technology PLC	2.9%
International Business Machines Corp.	2.9
Hewlett Packard Enterprise Co.	2.5
Broadcom, Inc.	2.4
HP, Inc.	2.3
NetApp, Inc.	2.3
Corning, Inc.	2.2
Pfizer, Inc.	2.1
QUALCOMM, Inc.	1.9
Maxim Integrated Products, Inc.	1.9
Total	23.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	190	0	0	0
4/1/18 – 3/31/19	175	3	0	0
4/1/19 – 3/31/20	101	2	2	1
4/1/20 – 9/30/20	2	13	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	5	0	0	0
4/1/18 – 3/31/19	68	4	1	0
4/1/19 – 3/31/20	143	4	0	0
4/1/20 – 9/30/20	111	1	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2020 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$1,197.90	0.65%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$1,114.60	0.75%	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	0.75%	$3.80
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$1,280.10	0.60%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$1,244.20	0.60%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$1,240.10	0.60%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$1,243.40	0.50%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2020 through September 30, 2020), multiplied by 183/365 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Australia – 5.7%
1,060	AGL Energy Ltd. (b)	$10,350
7,495	APA Group (b)	55,715
1,354	ASX Ltd. (b)	79,162
8,120	Aurizon Holdings Ltd. (b)	24,980
10,659	AusNet Services (b)	14,389
3,552	BHP Group Ltd. (b)	91,761
3,253	Brambles Ltd. (b)	24,700
2,078	Coca-Cola Amatil Ltd. (b)	14,224
3,482	Coles Group Ltd. (b)	42,420
1,690	Commonwealth Bank of Australia (b)	77,767
10,759	Computershare Ltd. (b)	95,182
467	CSL Ltd. (b)	96,467
16,851	Insurance Australia Group Ltd. (b)	53,324
39,276	Medibank Pvt Ltd. (b)	70,869
6,710	Orica Ltd. (b)	74,708
1,217	Rio Tinto Ltd. (b)	83,123
5,696	Sonic Healthcare Ltd. (b)	135,264
11,443	Suncorp Group Ltd. (b)	69,854
6,145	Sydney Airport (b)	26,095
20,861	Tabcorp Holdings Ltd. (b)	50,236
20,015	Telstra Corp., Ltd. (b)	40,075
2,853	Transurban Group (b)	29,132
1,540	Wesfarmers Ltd. (b)	49,225
1,504	Woolworths Group Ltd. (b)	39,328
		1,348,350
	Austria – 0.2%
121	ANDRITZ AG (b)	3,735
164	CA Immobilien Anlagen AG (b)	4,848
297	Erste Group Bank AG (b) (c)	6,219
243	OMV AG (b)	6,649
375	Raiffeisen Bank International AG (b) (c)	5,740
200	Verbund AG (b)	10,922
208	voestalpine AG (b)	5,482
		43,595
	Belgium – 0.9%
73	Ackermans & van Haaren N.V. (b) (c)	9,469
228	Ageas S.A./N.V. (b)	9,330
1,509	Anheuser-Busch InBev S.A./N.V. (b)	81,245
72	Colruyt S.A. (b)	4,673
108	Elia Group S.A./N.V. (b)	10,797
66	Galapagos N.V. (b) (c)	9,357
121	Groupe Bruxelles Lambert S.A. (b)	10,908
205	KBC Group N.V. (b)	10,280
234	Proximus S.A.D.P. (b)	4,269
46	Sofina S.A. (b)	12,558
137	Solvay S.A. (b)	11,786
129	Telenet Group Holding N.V. (b)	5,007
Shares	Description	Value

	Belgium (Continued)
152	UCB S.A. (b)	$17,263
285	Umicore S.A. (b)	11,854
		208,796
	Bermuda – 0.4%
3,518	CK Infrastructure Holdings Ltd. (b)	16,509
7,500	Haier Electronics Group Co., Ltd. (b)	27,266
3,600	Hongkong Land Holdings Ltd. (b)	13,412
300	Jardine Matheson Holdings Ltd. (b)	11,926
10,917	Kerry Properties Ltd. (b)	28,077
2,500	Nine Dragons Paper Holdings Ltd. (b)	3,156
791	Pacific Century Premium Developments Ltd. (b) (c)	209
		100,555
	Canada – 6.4%
877	Alimentation Couche-Tard, Inc., Class B	30,541
1,437	BCE, Inc.	59,593
615	Canadian National Railway Co.	65,497
783	CGI, Inc. (c)	53,147
46	Constellation Software, Inc.	51,116
705	Emera, Inc.	28,961
601	Fairfax Financial Holdings, Ltd.	176,976
721	Fortis, Inc.	29,478
289	George Weston Ltd.	21,250
1,543	Hydro One Ltd. (d) (e)	32,701
2,131	Intact Financial Corp.	228,184
401	Loblaw Cos., Ltd.	20,999
511	Metro, Inc.	24,519
1,214	Open Text Corp.	51,312
935	Quebecor, Inc., Class B	23,390
603	Ritchie Bros. Auctioneers, Inc.	35,762
1,397	Saputo, Inc.	35,042
1,274	Shaw Communications, Inc., Class B	23,250
3,729	TELUS Corp.	65,616
303	Thomson Reuters Corp.	24,180
2,474	TMX Group Ltd.	254,432
1,097	Toromont Industries Ltd.	65,644
620	Waste Connections, Inc.	64,442
846	WSP Global, Inc.	55,555
		1,521,587
	Cayman Islands – 0.5%
5,276	CK Asset Holdings Ltd. (b)	25,925
3,242	CK Hutchison Holdings Ltd. (b)	19,646
7,224	Wharf Real Estate Investment Co., Ltd. (b)	29,611
18,334	Xinyi Glass Holdings Ltd. (b)	37,079
		112,261

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark – 2.7%
1,317	Ambu A.S., Class B (b)	$37,086
23	AP Moller - Maersk A.S., Class B (b)	36,360
90	Carlsberg A.S., Class B (b)	12,125
428	Chr Hansen Holding A.S. (b)	47,511
220	Coloplast A.S., Class B (b)	34,868
630	Danske Bank A.S. (b) (c)	8,522
1,445	Demant A.S. (b) (c)	45,317
223	DSV Panalpina A.S. (b)	36,171
158	Genmab A.S. (b) (c)	57,339
716	GN Store Nord A.S. (b)	53,941
1,078	H Lundbeck A.S. (b)	35,505
1,476	ISS A.S. (b) (c)	19,427
532	Novo Nordisk A.S., Class B (b)	36,859
703	Novozymes A.S., Class B (b)	44,185
219	Orsted A.S. (d) (e)	30,192
315	Pandora A.S. (b)	22,723
142	Royal Unibrew A.S. (b)	14,636
54	SimCorp A.S. (b)	7,084
176	Topdanmark A.S. (b)	8,519
289	Tryg A.S. (b)	9,099
335	Vestas Wind Systems A.S. (b)	54,138
		651,607
	Faeroe Islands – 0.0%
136	Bakkafrost P/F (b) (c)	8,775
	Finland – 1.4%
253	Elisa OYJ (b)	14,874
733	Fortum OYJ (b)	14,820
438	Huhtamaki OYJ (b)	21,586
460	Kesko OYJ, Class B (b)	11,852
247	Kone OYJ, Class B (b)	21,688
2,134	Neles Oyj (b)	28,859
724	Neste OYJ (b)	38,126
9,492	Nokia OYJ (b)	37,150
4,857	Nordea Bank Abp (b) (c)	36,907
177	Orion Oyj, Class B (b)	8,019
941	Sampo OYJ, Class A (b)	37,266
1,745	Stora Enso OYJ, Class R (b)	27,313
643	UPM-Kymmene OYJ (b)	19,571
1,911	Wartsila OYJ Abp (b)	15,007
		333,038
	France – 9.3%
813	Air Liquide S.A. (b)	128,868
1,700	Alstom S.A. (b)	84,920
980	Alten S.A. (b) (c)	92,840
736	BioMerieux (b)	115,206
25,828	Bollore S.A. (b)	96,204
3,747	Bureau Veritas S.A. (b) (c)	84,462
3,125	Carrefour S.A. (b)	49,935
1,563	Danone S.A. (b)	101,243
1,703	Edenred (b)	76,458
1,570	Engie S.A. (b) (c)	20,981
768	EssilorLuxottica S.A. (b) (c)	104,553
Shares	Description	Value

	France (Continued)
4,695	Eurazeo SE (b) (c)	$254,187
145	Hermes International (b)	124,882
2,730	JCDecaux S.A. (b) (c)	47,197
1,109	Legrand S.A. (b)	88,331
384	L’Oreal S.A. (b)	124,965
271	LVMH Moet Hennessy Louis Vuitton SE (b)	126,801
3,858	Orange S.A. (b)	40,183
708	Pernod Ricard S.A. (b)	112,881
388	Rubis SCA (b)	15,534
942	Sanofi (b)	94,400
825	Schneider Electric SE (b)	102,547
1,593	Suez (b)	29,434
759	Veolia Environnement S.A. (b)	16,376
2,307	Vivendi S.A. (b)	64,432
		2,197,820
	Germany – 8.4%
847	BASF SE (b)	51,579
1,301	Beiersdorf AG (b)	147,712
1,080	Brenntag AG (b)	68,668
403	Deutsche Boerse AG (b)	70,654
2,836	Deutsche Post AG (b)	128,685
2,933	Deutsche Telekom AG (b)	48,834
1,451	Deutsche Wohnen SE (b)	72,520
3,152	E.ON SE (b)	34,743
460	Fielmann AG (c)	36,944
875	Fresenius Medical Care AG & Co., KGaA (b)	73,970
1,553	Fresenius SE & Co., KGaA (b)	70,622
388	Hannover Rueck SE (b)	60,067
1,645	Henkel AG & Co., KGaA (Preference Shares) (b)	172,045
490	LEG Immobilien AG (b)	69,844
562	Merck KGaA (b)	81,935
145	Rational AG (b)	113,357
1,115	SAP SE (b)	173,626
2,093	Scout24 AG (b) (d) (e)	182,566
907	Siemens AG (b)	114,544
453	Siemens Energy AG (c)	12,216
430	Symrise AG (b)	59,393
15,336	Telefonica Deutschland Holding AG (b)	39,195
1,322	Uniper SE (b)	42,673
1,122	Vonovia SE (b)	76,916
		2,003,308
	Greece – 0.0%
404	Hellenic Telecommunications Organization S.A. (b)	5,818
287	OPAP S.A. (b)	2,722
		8,540
	Hong Kong – 1.9%
3,055	AIA Group Ltd. (b)	30,367
2,101	CLP Holdings, Ltd. (b)	19,618

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
14,465	Hang Lung Properties Ltd. (b)	$36,865
1,644	Hang Seng Bank Ltd. (b)	24,355
7,027	Henderson Land Development Co., Ltd. (b)	26,092
11,828	Hong Kong & China Gas Co., Ltd. (b)	17,175
919	Hong Kong Exchanges & Clearing Ltd. (b)	43,261
8,612	Hysan Development Co., Ltd. (b)	25,900
12,540	MTR Corp., Ltd. (b)	62,235
6,717	New World Development Co. Ltd. (b)	32,790
6,666	PCCW Ltd. (b)	3,988
3,224	Power Assets Holdings Ltd. (b)	16,993
21,818	Sino Land Co., Ltd. (b)	25,542
2,084	Sun Hung Kai Properties Ltd. (b)	26,855
3,345	Swire Pacific Ltd., Class A (b)	16,195
15,777	Wharf Holdings (The) Ltd. (b)	31,642
		439,873
	Ireland – 0.6%
1,556	Bank of Ireland Group PLC (b) (c)	2,885
733	CRH PLC (b)	26,580
243	Kerry Group PLC, Class A (b)	31,125
374	Kingspan Group PLC (b) (c)	34,036
1,715	Ryanair Holdings PLC (b) (c)	22,770
708	Smurfit Kappa Group PLC (b)	27,780
		145,176
	Israel – 0.3%
126	Azrieli Group Ltd. (b)	5,625
1,214	Bank Hapoalim BM (b)	6,486
1,319	Bank Leumi Le-Israel BM (b)	5,807
38	Elbit Systems Ltd. (b)	4,613
1,182	ICL Group Ltd. (b)	4,177
2,463	Israel Discount Bank Ltd., Class A (b)	6,644
390	Mizrahi Tefahot Bank Ltd. (b)	6,918
102	Nice, Ltd. (b) (c)	23,126
1,719	Teva Pharmaceutical Industries Ltd. (b) (c)	15,548
		78,944
	Italy – 1.7%
15,293	A2A S.p.A. (b)	22,213
187	Amplifon S.p.A. (b) (c)	6,687
1,395	Assicurazioni Generali S.p.A. (b)	19,662
930	ASTM S.p.A. (b) (c)	19,457
3,725	Banca Mediolanum S.p.A. (b)	26,821
891	Buzzi Unicem S.p.A (b)	20,701
29	DiaSorin S.p.A. (b)	5,835
2,734	Enel S.p.A. (b)	23,720
3,055	Eni S.p.A. (b)	23,878
2,089	FinecoBank Banca Fineco S.p.A. (b) (c)	28,773
Shares	Description	Value

	Italy (Continued)
5,302	Hera S.p.A. (b)	$19,550
705	Infrastrutture Wireless Italiane S.p.A. (b) (d) (e)	7,778
11,638	Intesa Sanpaolo S.p.A. (b) (c)	21,896
7,701	Iren S.p.A (b)	19,804
3,473	Italgas S.p.A. (b)	21,904
3,445	Mediobanca Banca di Credito Finanziario S.p.A. (b)	26,995
244	Moncler S.p.A. (b) (c)	9,985
2,244	Poste Italiane S.p.A. (b) (d) (e)	19,886
91	Recordati S.p.A. (b)	4,661
6,701	Snam S.p.A. (b)	34,462
18,710	Telecom Italia S.p.A. (b)	7,499
3,003	Terna Rete Elettrica Nazionale S.p.A (b)	21,011
		413,178
	Japan – 18.4%
5,200	ABC-Martk, Inc. (b)	270,745
8,500	Bridgestone Corp. (b)	268,678
3,800	Chugoku Electric Power (The) Co., Inc. (b)	47,511
2,100	East Japan Railway Co. (b)	129,147
11,200	ITOCHU Corp. (b)	286,785
13,100	Japan Post Bank Co., Ltd. (b)	102,178
15,500	Japan Post Holdings Co., Ltd. (b)	105,695
14,200	Japan Tobacco, Inc. (b)	259,062
3,900	Kyocera Corp. (b)	223,301
5,600	Kyushu Railway Co. (b)	119,731
3,700	MEIJI Holdings Co., Ltd. (b)	282,627
10,900	Mitsubishi Corp. (b)	260,896
10,580	Mizuho Financial Group, Inc. (b)	132,056
4,300	MS&AD Insurance Group Holdings, Inc. (b)	115,856
5,700	Nagoya Railroad Co., Ltd. (b)	156,261
5,300	Nippon Telegraph & Telephone Corp. (b)	108,208
4,100	NTT DOCOMO, Inc. (b)	150,659
2,800	Osaka Gas Co., Ltd. (b)	54,513
2,800	Secom Co., Ltd. (b)	256,244
10,000	Softbank Corp. (b)	111,743
20,300	Sumitomo Corp. (b)	244,706
5,000	Sumitomo Mitsui Financial Group, Inc. (b)	139,804
2,600	Tokio Marine Holdings, Inc. (b)	113,762
10,200	Tokyu Corp. (b)	132,379
4,400	Toyota Motor Corp. (b)	292,028
		4,364,575
	Luxembourg – 1.0%
1,831	ArcelorMittal S.A. (b) (c)	24,358
17,980	B&M European Value Retail S.A. (b)	114,626
2,628	Grand City Properties S.A. (b)	63,464
796	RTL Group S.A. (b) (c)	31,330

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Luxembourg (Continued)
795	Tenaris S.A. (b)	$3,961
		237,739
	Netherlands – 3.9%
479	Aalberts N.V. (b)	17,225
1,636	ABN AMRO Bank N.V. (b) (c)	13,676
13	Adyen N.V. (b) (c) (d) (e)	23,978
5,294	Aegon N.V. (b)	13,702
264	Akzo Nobel N.V. (b)	26,683
97	Argenx SE (b) (c)	25,624
859	ASM International N.V. (b)	123,131
319	ASML Holding N.V. (b)	117,830
534	ASR Nederland N.V. (b)	17,960
1,239	Davide Campari-Milano N.V. (b)	13,523
368	EXOR N.V. (b)	19,976
718	Heineken Holding N.V. (b)	55,952
659	Heineken N.V. (b)	58,669
245	IMCD N.V. (b)	29,139
2,562	ING Groep N.V. (b) (c)	18,285
354	Just Eat Takeaway.com N.V. (b) (c) (d) (e)	39,629
1,143	Koninklijke Ahold Delhaize N.V. (b)	33,785
153	Koninklijke DSM N.V. (b)	25,189
7,443	Koninklijke KPN N.V. (b)	17,464
1,476	Koninklijke Philips N.V. (b) (f)	69,695
218	Koninklijke Vopak N.V. (b)	12,270
498	NN Group N.V. (b)	18,667
322	Randstad N.V. (b)	16,791
586	Signify N.V. (b) (c) (d) (e)	21,674
1,120	Unilever N.V. (b)	68,015
379	Wolters Kluwer N.V. (b)	32,330
		930,862
	New Zealand – 0.3%
1,115	a2 Milk (The) Co., Ltd. (b) (c)	11,348
1,595	Auckland International Airport Ltd. (b)	7,742
573	Fisher & Paykel Healthcare Corp., Ltd. (b)	12,647
1,689	Ryman Healthcare Ltd. (b)	15,868
3,092	Spark New Zealand Ltd. (b)	9,648
195	Xero Ltd. (b) (c)	14,224
		71,477
	Norway – 0.6%
317	Aker ASA, Class A (b)	13,658
1,000	Aker BP ASA (b)	15,632
640	DNB ASA (b) (c)	8,916
1,011	Equinor ASA (b)	14,323
420	Gjensidige Forsikring ASA (b)	8,524
425	Mowi ASA (b)	7,562
2,840	Norsk Hydro ASA (b) (c)	7,839
756	Orkla ASA (b)	7,630
194	Salmar ASA (b) (c)	10,995
478	Schibsted ASA, Class A (b) (c)	21,207
Shares	Description	Value

	Norway (Continued)
1,101	Telenor ASA (b)	$18,484
164	TOMRA Systems ASA (b) (c)	7,104
195	Yara International ASA (b)	7,504
		149,378
	Portugal – 0.1%
4,000	EDP - Energias de Portugal S.A. (b)	19,668
782	Galp Energia SGPS S.A. (b)	7,253
413	Jeronimo Martins SGPS S.A. (b)	6,641
		33,562
	Singapore – 0.7%
6,800	CapitaLand Ltd. (b)	13,596
2,700	City Developments Ltd. (b)	15,200
1,100	DBS Group Holdings Ltd. (b)	16,171
7,300	Genting Singapore Ltd. (b)	3,603
300	Jardine Cycle & Carriage Ltd. (b)	3,982
2,400	Keppel Corp., Ltd. (b)	7,862
2,300	Oversea-Chinese Banking Corp., Ltd. (b)	14,303
900	Singapore Airlines Ltd. (b)	2,303
2,100	Singapore Exchange Ltd. (b)	14,164
6,300	Singapore Technologies Engineering Ltd. (b)	16,054
12,400	Singapore Telecommunications Ltd. (b)	19,407
1,000	United Overseas Bank Ltd. (b)	14,087
3,000	UOL Group Ltd. (b)	14,741
4,900	Wilmar International Ltd. (b)	15,910
		171,383
	South Korea – 5.0%
2,084	Hanon Systems (b)	22,006
208	Hyundai Motor Co. (b)	31,683
2,191	Industrial Bank of Korea (b)	14,967
911	Kakao Corp. (b)	283,279
195	Kangwon Land, Inc. (b)	3,585
711	Kia Motors Corp. (b)	28,512
810	Korea Electric Power Corp. (b) (c)	14,113
76	Korea Zinc Co., Ltd. (b)	24,528
864	KT Corp., ADR	8,303
247	KT&G Corp. (b)	17,444
538	LG Corp. (b)	34,160
383	LG Electronics, Inc. (b)	30,001
16	LG Household & Health Care Ltd. (b)	19,745
794	LG Uplus Corp. (b)	7,801
833	NAVER Corp. (b)	211,683
28	NCSoft Corp. (b)	19,296
168	POSCO (b)	28,126
354	Samsung C&T Corp. (b)	31,769
2,966	Samsung Electronics Co., Ltd. (b)	147,245

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
106	Samsung Fire & Marine Insurance Co., Ltd. (b)	$16,513
382	Samsung Life Insurance Co., Ltd. (b)	19,936
947	Samsung SDS Co., Ltd. (b)	137,095
575	Shinhan Financial Group Co., Ltd. (b)	13,490
48	SK Telecom Co., Ltd. (b)	9,757
2,147	Woori Financial Group, Inc. (b)	15,699
		1,190,736
	Spain – 2.2%
113	Acciona S.A. (b)	12,263
616	ACS Actividades de Construccion y Servicios S.A. (b)	13,924
110	Aena SME S.A. (b) (c) (d) (e)	15,315
609	Amadeus IT Group S.A. (b)	33,821
4,630	Banco Bilbao Vizcaya Argentaria S.A. (b)	12,853
28,785	Banco de Sabadell S.A. (b)	9,991
6,086	Banco Santander S.A. (b)	11,352
13,262	Bankia S.A. (b)	19,310
4,037	Bankinter S.A. (b)	17,379
7,941	CaixaBank S.A. (b)	16,858
623	Cellnex Telecom S.A. (b) (d) (e)	37,818
585	Enagas S.A. (b)	13,498
1,465	Endesa S.A. (b)	39,186
503	Ferrovial S.A. (b)	12,218
753	Grifols S.A. (b)	21,653
3,175	Iberdrola S.A. (b)	39,080
1,888	Industria de Diseno Textil S.A. (b)	52,230
8,674	Mapfre S.A. (b)	13,608
1,770	Naturgy Energy Group S.A. (b)	35,497
1,744	Red Electrica Corp. S.A. (b)	32,709
1,273	Repsol S.A. (b)	8,600
772	Siemens Gamesa Renewable Energy S.A. (b)	20,892
6,193	Telefonica S.A. (b)	21,215
		511,270
	Sweden – 2.9%
972	AAK AB (b) (c)	18,090
1,268	Assa Abloy AB, Class B (b)	29,646
713	Atlas Copco AB, Class A (b)	33,995
811	Axfood AB (b)	18,577
1,051	Castellum AB (b)	23,873
1,271	Electrolux AB, Class B (b)	29,628
2,417	Epiroc AB, Class A (b)	35,013
515	Essity AB, Class B (b) (c)	17,387
1,387	Fabege AB (b)	19,182
392	ICA Gruppen AB (b)	19,914
911	Industrivarden AB, Class C (b) (c)	24,227
Shares	Description	Value

	Sweden (Continued)
881	Indutrade AB (b) (c)	$47,159
386	Investor AB, Class B (b)	25,213
1,092	Kinnevik AB, Class B (b)	44,322
434	L E Lundbergforetagen AB, Class B (b) (c)	21,444
1,646	Nibe Industrier AB, Class B (b) (c)	42,304
1,246	Saab AB, Class B (b) (c)	36,636
2,215	Securitas AB, Class B (b) (c)	33,861
2,628	Skandinaviska Enskilda Banken AB, Class A (b) (c)	23,341
1,572	Skanska AB, Class B (b)	33,199
2,124	Svenska Handelsbanken AB, Class A (b) (c)	17,771
277	Swedish Match AB (b)	22,649
1,113	Tele2 AB, Class B (b)	15,692
4,158	Telia Co., AB (b)	17,011
1,992	Volvo AB, Class B (b) (c)	38,266
		688,400
	Switzerland – 10.7%
395	Baloise Holding AG (b)	58,154
632	Banque Cantonale Vaudoise (b)	64,136
62	Barry Callebaut AG (b)	138,097
15	Chocoladefabriken Lindt & Spruengli AG (b)	126,615
2,276	Cie Financiere Richemont S.A., Class A (b)	152,817
1,187	Clariant AG (b)	23,416
137	Emmi AG (b)	136,877
28	EMS-Chemie Holding AG (b)	25,157
89	Geberit AG (b)	52,655
56	Georg Fischer AG (b)	58,150
5	Givaudan S.A. (b)	21,589
285	Kuehne + Nagel International AG (b)	55,339
520	Lonza Group AG (b)	320,910
1,214	Nestle S.A. (b)	144,481
2,620	Novartis AG (b)	227,480
75	Partners Group Holding AG (b)	68,985
416	PSP Swiss Property AG (b)	50,253
666	Roche Holding AG (b)	228,132
178	Schindler Holding AG (b)	48,590
17	SGS S.A. (b)	45,557
236	Sika AG (b)	57,950
1,208	Sonova Holding AG (b) (f)	306,126
530	Swiss Prime Site AG (b)	48,134
43	Swisscom AG (b)	22,780
146	Zurich Insurance Group AG (b)	50,912
		2,533,292
	United Kingdom – 9.9%
4,025	Admiral Group PLC (b)	135,744
1,351	AstraZeneca PLC (b)	147,616
9,510	BAE Systems PLC (b)	59,062
3,045	Bunzl PLC (b)	98,312

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
4,412	Croda International PLC (b)	$355,897
4,046	Diageo PLC (b)	138,975
6,438	GlaxoSmithKline PLC (b)	120,696
4,792	Hikma Pharmaceuticals PLC (b)	160,615
19,757	HSBC Holdings PLC (b)	77,294
1,049	Intertek Group PLC (b)	85,595
5,385	National Grid PLC (b)	61,853
1,702	Reckitt Benckiser Group PLC (b)	165,954
2,865	RELX PLC (b)	63,769
10,180	Rightmove PLC (b)	82,299
3,458	Sage Group (The) PLC (b)	32,136
2,236	Severn Trent PLC (b)	70,400
607	Spirax-Sarco Engineering PLC (b)	86,438
15,953	Tate & Lyle PLC (b)	136,911
21,685	Tesco PLC (b)	59,489
2,568	Unilever PLC (b)	158,326
27,875	Wm Morrison Supermarkets PLC (b)	61,184
		2,358,565
	Total Common Stocks	22,856,642
	(Cost $21,304,003)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.4%
	Australia – 0.3%
11,494	Dexus (b)	73,618
	Belgium – 0.1%
73	Cofinimmo S.A. (b)	10,977
331	Warehouses De Pauw CVA (b)	12,045
		23,022
	Canada – 0.9%
6,086	Canadian Apartment Properties REIT	212,305
	Hong Kong – 0.1%
3,334	Link REIT (b)	27,320
	Multinational – 0.1%
237	Unibail-Rodamco-Westfield (b)	8,741
	Singapore – 0.4%
6,900	Ascendas Real Estate Investment Trust (b)	16,511
10,900	CapitaLand Mall Trust (b)	15,514
10,700	Mapletree Commercial Trust (b)	15,371
8,000	Mapletree Industrial Trust (b)	18,954
12,400	Mapletree Logistics Trust (b)	18,678
		85,028
	Spain – 0.1%
1,564	Inmobiliaria Colonial Socimi S.A. (b)	12,909
Shares	Description	Value

	Spain (Continued)
1,965	Merlin Properties Socimi S.A. (b)	$16,390
		29,299
	United Kingdom – 1.4%
2,743	Derwent London PLC (b)	90,819
16,110	Land Securities Group PLC (b)	108,459
11,741	Segro PLC (b)	141,098
		340,376
	Total Real Estate Investment Trusts	799,709
	(Cost $906,575)
	Total Investments – 99.5%	23,656,351
	(Cost $22,210,578) (g)
	Net Other Assets and Liabilities – 0.5%	126,342
	Net Assets – 100.0%	$23,782,693

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $21,834,804 or 91.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the six months ended September 30, 2020, the Fund received 8 PIK shares of Sonova Holding A.G. and 32 PIK shares of Koninklijke Philips N.V.

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,304,358 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,858,585. The net unrealized appreciation was $1,445,773.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 1,521,587	$ 1,521,587	$ —	$ —
Denmark	651,607	30,192	621,415	—
Germany	2,003,308	49,160	1,954,148	—
South Korea	1,190,736	8,303	1,182,433	—
Other Country Categories*	17,489,404	—	17,489,404	—
Real Estate Investment Trusts:
Canada	212,305	212,305	—	—
Other Country Categories*	587,404	—	587,404	—
Total Investments	$ 23,656,351	$ 1,821,547	$ 21,834,804	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	29.5%
Japanese Yen	18.4
British Pound Sterling	11.9
Swiss Franc	10.7
Canadian Dollar	7.3
Australian Dollar	6.1
South Korean Won	5.0
Swedish Krona	3.1
Hong Kong Dollar	2.8
Danish Krone	2.8
Singapore Dollar	1.1
Norwegian Krone	0.7
Israeli Shekel	0.3
New Zealand Dollar	0.2
United States Dollar	0.1
Total	100.0%

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Bermuda – 0.3%
42,000	Beijing Enterprises Water Group Ltd. (b)	$16,368
	Brazil – 9.7%
23,346	Ambev S.A.	52,130
8,961	Atacadao S.A.	32,695
11,413	Banco Bradesco S.A. (Preference Shares)	39,446
8,080	Banco Santander Brasil S.A.	40,228
8,672	BB Seguridade Participacoes S.A.	37,477
1,319	Cia de Saneamento do Parana	5,975
1,658	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	6,433
3,675	Cia Energetica de Minas Gerais (Preference Shares)	6,609
1,932	EDP - Energias do Brasil S.A.	5,989
832	Energisa S.A.	6,092
905	Eneva S.A. (c)	7,751
808	Engie Brasil Energia S.A.	5,805
1,787	Equatorial Energia S.A.	6,740
1,567	Fleury S.A.	7,389
1,109	Hypera S.A.	5,889
9,333	Itau Unibanco Holding S.A. (Preference Shares)	37,393
24,572	Itausa S.A. (Preference Shares)	38,504
19,443	Klabin S.A.	82,399
2,190	Odontoprev S.A.	4,680
20,122	Petrobras Distribuidora S.A.	72,198
4,797	Porto Seguro S.A.	41,214
9,075	Raia Drogasil S.A.	37,846
634	Telefonica Brasil S.A. (Preference Shares)	4,902
2,518	TIM Participacoes S.A.	5,856
1,217	Transmissora Alianca de Energia Eletrica S.A.	6,059
		597,699
	Cayman Islands – 4.9%
14,625	China Conch Venture Holdings Ltd. (b)	68,037
3,450	Tencent Holdings Ltd. (b)	233,025
		301,062
	Chile – 1.1%
128,198	Banco de Chile (b)	9,784
268,439	Banco Santander Chile (b)	9,338
3,179	Cencosud S.A. (b)	4,656
2,570	Empresas CMPC S.A.	5,401
913	Empresas COPEC S.A. (b)	6,846
68,563	Enel Americas S.A. (b)	8,911
123,657	Enel Chile S.A. (b)	8,674
1,501	Falabella S.A. (b)	4,397
Shares	Description	Value

	Chile (Continued)
241	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (b)	$7,833
		65,840
	China – 14.1%
209,321	Agricultural Bank of China Ltd., Class H (b)	65,675
219,146	Bank of China Ltd., Class H (b)	68,159
137,173	Bank of Communications Co., Ltd., Class H (b)	66,114
72,148	CGN Power Co., Ltd., Class H (b) (d) (e)	14,862
169,651	China CITIC Bank Corp., Ltd., Class H (b)	65,747
35,100	China Communications Construction Co., Ltd., Class H (b)	18,458
102,449	China Construction Bank Corp., Class H (b)	66,568
112,949	China Minsheng Banking Corp., Ltd., Class H (b)	59,349
130,499	China Petroleum & Chemical Corp., Class H (b)	52,691
16,875	China Shenhua Energy Co., Ltd., Class H (b)	30,288
166,496	China Telecom Corp., Ltd., Class H (b)	50,023
48,150	CRRC Corp., Ltd., Class H (b)	19,286
122,549	Industrial & Commercial Bank of China Ltd., Class H (b)	63,835
254,251	People’s Insurance Co. Group of China (The) Ltd., Class H (b)	75,662
8,700	Ping An Insurance Group Co. of China Ltd., Class H (b)	90,313
138,300	Postal Savings Bank of China Co., Ltd., Class H (b) (d) (e)	58,261
		865,291
	Colombia – 0.3%
2,540	Bancolombia S.A. (Preference Shares)	16,394
	Czech Republic – 0.2%
366	CEZ A.S. (b)	6,921
173	Komercni banka A.S. (b) (c)	3,645
		10,566
	Egypt – 0.2%
3,099	Commercial International Bank Egypt SAE (b)	13,069
	Hong Kong – 3.3%
6,675	Beijing Enterprises Holdings Ltd. (b)	20,123
30,450	BOC Hong Kong Holdings Ltd. (b)	80,722

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
42,750	China Everbright Environment Group Ltd. (b)	$24,442
21,000	China Merchants Port Holdings Co., Ltd. (b)	21,572
6,675	China Mobile Ltd. (b)	42,849
9,300	Guangdong Investment Ltd. (b)	14,787
		204,495
	Hungary – 0.4%
1,133	MOL Hungarian Oil & Gas PLC (b) (c)	6,167
501	OTP Bank Nyrt (b) (c)	15,080
317	Richter Gedeon Nyrt (b)	6,691
		27,938
	India – 15.2%
1,403	Asian Paints Ltd. (b)	37,803
1,013	Bajaj Auto Ltd. (b)	39,600
2,393	Cipla Ltd. (b)	25,148
1,634	Colgate-Palmolive India Ltd. (b)	31,798
4,549	Dabur India Ltd. (b)	31,532
509	Divi’s Laboratories Ltd. (b)	21,073
324	Dr Reddy’s Laboratories Ltd. (b)	22,691
4,867	Havells India Ltd. (b)	44,766
10,022	HCL Technologies Ltd. (b)	110,494
895	Hindustan Unilever Ltd. (b)	25,152
1,716	Lupin Ltd. (b)	23,462
7,448	Marico Ltd. (b)	36,686
35	MRF Ltd. (b)	28,344
125	Nestle India Ltd. (b)	26,976
9,611	NTPC Ltd. (b)	11,120
4,052	Petronet LNG Ltd. (b)	12,141
2,076	Pidilite Industries Ltd. (b)	40,404
5,087	Power Grid Corp. of India Ltd. (b)	11,219
4,559	Ramco Cements (The) Ltd. (b)	46,607
134	Shree Cement Ltd. (b)	36,918
2,395	Tata Consultancy Services Ltd. (b)	81,029
513	Torrent Pharmaceuticals Ltd. (b)	19,494
2,228	United Breweries Ltd. (b)	28,915
4,904	Voltas Ltd. (b)	45,381
22,233	Wipro Ltd. (b)	94,614
		933,367
	Indonesia – 2.6%
93,785	Astra International Tbk PT (b)	28,238
11,862	Bank Central Asia Tbk PT (b)	21,653
70,018	Bank Mandiri Persero Tbk PT (b)	23,416
85,782	Bank Negara Indonesia Persero Tbk PT (b)	25,732
108,504	Bank Rakyat Indonesia Persero Tbk PT (b)	22,260
23,616	Perusahaan Gas Negara Tbk PT (b)	1,478
Shares	Description	Value

	Indonesia (Continued)
114,415	Telekomunikasi Indonesia Persero Tbk PT (b)	$19,755
12,401	United Tractors Tbk PT (b)	19,053
		161,585
	Luxembourg – 0.1%
583	PLAY Communications S.A. (b) (d) (e)	5,826
	Malaysia – 3.2%
9,200	Axiata Group Bhd (b)	6,553
1,500	Carlsberg Brewery Malaysia Bhd (b)	7,494
14,600	CIMB Group Holdings Bhd (b)	10,842
8,200	Dialog Group Bhd (b)	7,524
6,200	Gamuda Bhd (b)	5,217
4,400	Genting Bhd (b)	3,377
8,200	Genting Malaysia Bhd (b)	4,111
3,700	Hartalega Holdings Bhd (b)	14,492
3,900	Hong Leong Bank Bhd (b)	14,151
4,900	IHH Healthcare Bhd (b)	6,148
1,800	Kuala Lumpur Kepong Bhd (b)	9,864
7,100	Malayan Banking Bhd (b)	12,351
4,100	Malaysia Airports Holdings Bhd (b)	4,709
2,400	MISC Bhd (b)	4,342
8,300	Petronas Chemicals Group Bhd (b)	11,246
3,300	Public Bank Bhd (b)	12,481
11,300	RHB Bank Bhd (b)	12,442
7,400	Sime Darby Plantation Bhd (b)	9,012
6,200	Tenaga Nasional Bhd (b)	15,689
11,700	Top Glove Corp. Bhd (b)	23,459
		195,504
	Mexico – 4.1%
19,125	Alfa S.A.B. de C.V., Class A	11,850
18,377	Alsea S.A.B. de C.V. (c)	17,495
75,216	America Movil S.A.B. de C.V., Series L	46,977
2,263	Arca Continental S.A.B. de C.V.	9,755
24,828	Cemex S.A.B. de C.V., Series CPO	9,421
2,261	Coca-Cola Femsa S.A.B. de C.V.	9,166
1,511	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	8,487
1,191	Gruma S.A.B. de C.V., Class B	13,180
1,527	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (c)	7,001
961	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	7,710
548	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (c)	6,359
6,274	Grupo Bimbo S.A.B. de C.V., Series A	11,673

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
7,682	Grupo Financiero Banorte, S.A.B. de C.V., Class O (c)	$26,540
4,818	Grupo Mexico S.A.B. de C.V., Series B	12,263
10,218	Grupo Televisa S.A.B., Series CPO (c)	12,630
1,182	Infraestructura Energetica Nova S.A.B. de C.V.	3,555
6,023	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	9,517
8,077	Orbia Advance Corp S.A.B. de C.V.	14,093
769	Promotora y Operadora de Infraestructura S.A.B. de C.V.	5,408
5,004	Wal-Mart de Mexico S.A.B. de C.V.	11,974
		255,054
	Netherlands – 0.1%
256	X5 Retail Group N.V., GDR (b) (d)	9,461
	Philippines – 1.7%
1,680	Ayala Corp. (b)	24,022
26,010	Ayala Land, Inc. (b)	16,008
7,590	BDO Unibank, Inc. (b)	13,543
1,940	SM Investments Corp. (b)	35,380
27,700	SM Prime Holdings, Inc. (b)	16,881
		105,834
	Poland – 1.2%
501	Bank Polska Kasa Opieki S.A. (b) (c)	6,526
98	CD Projekt S.A. (b) (c)	10,611
200	Dino Polska S.A. (b) (c) (d) (e)	11,765
334	Grupa Lotos S.A. (b)	2,979
263	KGHM Polska Miedz S.A. (b) (c)	8,048
5	LPP S.A. (b) (c)	8,497
311	Polski Koncern Naftowy ORLEN S.A. (b)	3,691
5,036	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	6,588
1,244	Powszechna Kasa Oszczednosci Bank Polski S.A. (b) (c)	6,828
898	Powszechny Zaklad Ubezpieczen S.A. (b) (c)	5,763
162	Santander Bank Polska S.A. (b) (c)	5,974
		77,270
	Russia – 2.1%
22,881	Alrosa PJSC (b)	21,703
1,461,530	Federal Grid Co. Unified Energy System PJSC (b)	3,709
47,796	Inter RAO UES PJSC (b)	3,445
Shares	Description	Value

	Russia (Continued)
169	Magnit PJSC (b)	$10,797
76	MMC Norilsk Nickel PJSC (b)	18,358
2,911	Mobile TeleSystems PJSC (b)	12,689
2,414	Moscow Exchange MICEX-RTS PJSC (b)	4,543
387,160	RusHydro PJSC (b)	3,782
1,706	Severstal PAO (b)	21,743
17,894	Sistema PJSFC (b)	4,851
3,820	Tatneft PJSC (b)	22,663
		128,283
	South Africa – 6.4%
2,495	Absa Group Ltd. (b)	13,220
564	Aspen Pharmacare Holdings Ltd. (b) (c)	4,026
362	Bid Corp., Ltd. (b)	5,569
617	Bidvest Group (The) Ltd. (b)	5,066
298	Clicks Group Ltd. (b)	3,945
8,573	Exxaro Resources Ltd. (b)	63,515
4,646	FirstRand Ltd. (b)	11,401
1,135	Foschini Group (The) Ltd. (b)	5,558
2,825	Life Healthcare Group Holdings Ltd. (b)	2,872
674	Mr Price Group Ltd. (b)	5,285
896	MultiChoice Group (b)	5,176
877	Naspers Ltd., Class N (b)	154,899
2,264	Nedbank Group Ltd. (b)	13,548
15,788	Old Mutual Ltd. (b)	9,732
1,268	Pick n Pay Stores Ltd. (b)	3,547
2,083	Remgro Ltd. (b)	11,642
224,530	RMB Holdings Ltd. (b) (c)	15,508
3,662	Sanlam Ltd. (b)	11,287
614	Shoprite Holdings Ltd.	5,009
423	SPAR Group (The) Ltd. (b)	4,790
1,826	Standard Bank Group Ltd. (b)	11,728
293	Tiger Brands Ltd.	3,337
2,002	Vodacom Group Ltd. (b)	14,681
2,783	Woolworths Holdings Ltd. (b)	5,837
		391,178
	Taiwan – 22.3%
24,866	Asustek Computer, Inc. (b)	218,777
17,462	Cathay Financial Holding Co., Ltd. (b)	23,377
33,652	Chang Hwa Commercial Bank Ltd. (b)	20,255
83,075	China Development Financial Holding Corp. (b)	24,572
48,709	China Steel Corp. (b)	34,498
5,913	Chunghwa Telecom Co., Ltd. (b)	21,853
293,930	Compal Electronics, Inc. (b)	194,391
34,436	CTBC Financial Holding Co., Ltd. (b)	22,001
63,311	Far Eastern New Century Corp. (b)	55,620

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
10,043	Far EasTone Telecommunications Co., Ltd. (b)	$21,212
32,311	First Financial Holding Co., Ltd. (b)	23,058
13,777	Formosa Chemicals & Fibre Corp. (b)	32,441
12,291	Formosa Plastics Corp. (b)	33,580
16,416	Fubon Financial Holding Co., Ltd. (b)	23,887
36,064	Hua Nan Financial Holdings Co., Ltd. (b)	22,110
21,667	Mega Financial Holding Co., Ltd. (b)	20,912
3,744	President Chain Store Corp. (b)	34,078
55,784	SinoPac Financial Holdings Co., Ltd. (b)	21,034
136,878	Synnex Technology International Corp. (b)	196,137
53,904	Taishin Financial Holding Co., Ltd. (b)	23,983
66,794	Taiwan Business Bank (b)	22,136
132,515	Taiwan Cement Corp. (b)	190,656
34,600	Taiwan Cooperative Financial Holding Co., Ltd. (b)	23,424
6,363	Taiwan Mobile Co., Ltd. (b)	21,267
21,764	Uni-President Enterprises Corp. (b)	47,136
		1,372,395
	Thailand – 4.8%
1,700	Advanced Info Service PCL (b)	9,149
6,900	Airports of Thailand PCL	12,303
3,400	Bangkok Bank PCL (b)	10,349
31,900	Bangkok Dusit Medical Services PCL, Class F	19,530
45,200	Bangkok Expressway & Metro PCL	12,196
8,600	Berli Jucker PCL	9,974
40,200	BTS Group Holdings PCL	12,052
7,900	Central Pattana PCL	10,596
13,600	Charoen Pokphand Foods PCL	12,017
5,900	CP ALL PCL (b)	11,252
1,200	Electricity Generating PCL	7,082
8,300	Energy Absolute PCL	10,281
32,600	Home Product Center PCL	14,815
5,000	Intouch Holdings PCL, Class F (b)	8,047
3,700	Kasikornbank PCL (b)	9,036
29,500	Krung Thai Bank PCL	8,239
50,200	Land & Houses PCL	10,773
33,200	PTT PCL (b)	33,642
5,000	Ratch Group PCL	7,929
1,100	Siam Cement (The) PCL (b)	11,180
4,900	Siam Commercial Bank (The) PCL	10,051
Shares	Description	Value

	Thailand (Continued)
23,900	Thai Union Group PCL, Class F	$10,560
4,800	Tisco Financial Group PCL	9,657
111,900	True Corp PCL	10,947
63,300	VGI PCL	12,685
		294,342
	Turkey – 0.9%
4,377	Akbank T.A.S. (b) (c)	2,883
694	Arcelik A.S. (b) (c)	2,227
1,178	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	2,947
660	BIM Birlesik Magazalar A.S. (b)	5,918
1,899	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	2,328
191	Ford Otomotiv Sanayi A.S. (b)	2,164
3,273	Haci Omer Sabanci Holding A.S. (b)	3,516
2,017	KOC Holding A.S. (b)	3,819
233	Koza Altin Isletmeleri A.S. (b) (c)	2,356
571	Tofas Turk Otomobil Fabrikasi A.S. (b)	1,814
359	Tupras Turkiye Petrol Rafinerileri A.S. (b) (c)	3,683
3,650	Turk Hava Yollari AO (b) (c)	4,918
2,442	Turkcell Iletisim Hizmetleri A.S. (b)	4,760
3,015	Turkiye Garanti Bankasi A.S. (b) (c)	2,756
5,194	Turkiye Is Bankasi A.S., Class C (b) (c)	3,596
6,329	Turkiye Sise ve Cam Fabrikalari A.S.	5,999
5,283	Turkiye Vakiflar Bankasi TAO, Class D (b) (c)	2,816
		58,500
	Total Common Stocks	6,107,321
	(Cost $6,896,852)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.5%
	Mexico – 0.3%
26,861	Fibra Uno Administracion S.A. de C.V.	21,210
	South Africa – 0.2%
14,537	Growthpoint Properties Ltd. (b)	10,626
	Total Real Estate Investment Trusts	31,836
	(Cost $63,730)

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Thailand – 0.0%
211	Siam Cement (The) PCL, expiring 12/31/49 (b) (c) (f)	$0
	(Cost $0)
	Total Investments – 99.7%	6,139,157
	(Cost $6,960,582) (g)
	Net Other Assets and Liabilities – 0.3%	15,688
	Net Assets – 100.0%	$6,154,845

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $5,027,367 or 81.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $508,046 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,329,471. The net unrealized depreciation was $821,425.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 597,699	$ 597,699	$ —	$ —
Chile	65,840	5,401	60,439	—
Colombia	16,394	16,394	—	—
Mexico	255,054	255,054	—	—
South Africa	391,178	8,346	382,832	—
Turkey	58,500	5,999	52,501	—
Other Country Categories*	4,722,656	—	4,722,656	—
Real Estate Investment Trusts:
Mexico	21,210	21,210	—	—
South Africa	10,626	—	10,626	—
Rights*	—**	—	—**	—
Total Investments	$ 6,139,157	$ 910,103	$ 5,229,054	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	22.6%
New Taiwan Dollar	22.4
Indian Rupee	15.2
Brazilian Real	9.7
South African Rand	6.5
Thai Baht	4.8
Mexican Peso	4.5
Malaysian Ringgit	3.2
Indonesian Rupiah	2.6
Russian Ruble	2.1
Philippine Peso	1.7
Polish Zloty	1.3
Chilean Peso	1.1
Turkish Lira	0.9
Hungarian Forint	0.5
Colombian Peso	0.3
Egyptian Pound	0.2
Czech Republic Koruna	0.2
United States Dollar	0.2
Total	100.0%

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Aerospace & Defense – 2.1%
166	Boeing (The) Co.	$27,433
204	General Dynamics Corp.	28,240
306	HEICO Corp.	32,026
1,923	Howmet Aerospace, Inc.	32,153
175	Huntington Ingalls Industries, Inc.	24,631
803	L3Harris Technologies, Inc.	136,382
84	Lockheed Martin Corp.	32,196
99	Northrop Grumman Corp.	31,233
495	Raytheon Technologies Corp.	28,482
926	Textron, Inc.	33,419
		406,195
	Air Freight & Logistics – 0.7%
401	Expeditors International of Washington, Inc.	36,298
217	FedEx Corp.	54,580
274	United Parcel Service, Inc., Class B	45,657
		136,535
	Airlines – 1.1%
5,004	American Airlines Group, Inc.	61,499
2,331	Delta Air Lines, Inc.	71,282
1,913	Southwest Airlines Co.	71,738
		204,519
	Auto Components – 0.2%
465	Aptiv PLC	42,631
	Automobiles – 0.4%
5,954	Ford Motor Co.	39,654
1,431	General Motors Co.	42,343
		81,997
	Banks – 2.0%
1,133	Bank of America Corp.	27,294
527	Citigroup, Inc.	22,719
1,066	Citizens Financial Group, Inc.	26,949
1,396	Fifth Third Bancorp	29,763
254	First Republic Bank	27,701
2,978	Huntington Bancshares, Inc.	27,308
286	JPMorgan Chase & Co.	27,533
2,209	KeyCorp	26,353
259	M&T Bank Corp.	23,851
256	PNC Financial Services Group (The), Inc.	28,137
2,420	Regions Financial Corp.	27,903
717	Truist Financial Corp.	27,282
731	US Bancorp	26,206
1,051	Wells Fargo & Co.	24,709
		373,708
	Beverages – 1.0%
569	Brown-Forman Corp., Class B	42,857
810	Coca-Cola (The) Co.	39,990
Shares	Description	Value

	Beverages (Continued)
207	Constellation Brands, Inc., Class A	$39,229
1,054	Molson Coors Beverage Co., Class B	35,372
274	PepsiCo, Inc.	37,976
		195,424
	Biotechnology – 1.2%
828	AbbVie, Inc.	72,525
345	Amgen, Inc.	87,685
1,057	Gilead Sciences, Inc.	66,792
		227,002
	Building Products – 0.7%
298	Allegion PLC	29,475
893	Johnson Controls International PLC	36,479
607	Masco Corp.	33,464
343	Trane Technologies PLC	41,589
		141,007
	Capital Markets – 3.6%
179	Ameriprise Financial, Inc.	27,586
539	Apollo Global Management, Inc.	24,120
696	Bank of New York Mellon (The) Corp.	23,901
49	BlackRock, Inc.	27,614
475	Blackstone Group (The), Inc., Class A	24,795
964	Carlyle Group (The), Inc.	23,782
288	Cboe Global Markets, Inc.	25,269
798	Charles Schwab (The) Corp.	28,911
166	CME Group, Inc.	27,773
199	FactSet Research Systems, Inc.	66,641
1,283	Franklin Resources, Inc.	26,109
136	Goldman Sachs Group (The), Inc.	27,332
294	Intercontinental Exchange, Inc.	29,415
871	KKR & Co., Inc.	29,910
54	MarketAxess Holdings, Inc.	26,006
98	Moody’s Corp.	28,405
557	Morgan Stanley	26,931
81	MSCI, Inc.	28,899
225	Nasdaq, Inc.	27,610
339	Northern Trust Corp.	26,432
391	Raymond James Financial, Inc.	28,449
82	S&P Global, Inc.	29,569
423	State Street Corp.	25,097
218	T Rowe Price Group, Inc.	27,952
		688,508
	Chemicals – 1.3%
73	Air Products & Chemicals, Inc.	21,744
203	Celanese Corp.	21,812
1,351	Corteva, Inc.	38,922
430	Dow, Inc.	20,232

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
330	DuPont de Nemours, Inc.	$18,309
88	Ecolab, Inc.	17,586
176	FMC Corp.	18,640
143	International Flavors & Fragrances, Inc.	17,510
266	LyondellBasell Industries N.V., Class A	18,750
165	PPG Industries, Inc.	20,143
53	Sherwin-Williams (The) Co.	36,927
		250,575
	Commercial Services & Supplies – 1.0%
114	Cintas Corp.	37,943
372	Republic Services, Inc.	34,726
1,543	Rollins, Inc.	83,615
288	Waste Management, Inc.	32,593
		188,877
	Communications Equipment – 1.4%
2,923	Cisco Systems, Inc.	115,137
973	Motorola Solutions, Inc.	152,576
		267,713
	Construction & Engineering – 0.2%
359	Jacobs Engineering Group, Inc.	33,304
	Construction Materials – 0.4%
148	Martin Marietta Materials, Inc.	34,833
263	Vulcan Materials Co.	35,647
		70,480
	Consumer Finance – 0.8%
1,357	Ally Financial, Inc.	34,020
283	American Express Co.	28,371
430	Capital One Financial Corp.	30,900
537	Discover Financial Services	31,028
1,214	Synchrony Financial	31,770
		156,089
	Containers & Packaging – 0.6%
153	Avery Dennison Corp.	19,560
439	Ball Corp.	36,490
497	International Paper Co.	20,148
1,079	WestRock Co.	37,484
		113,682
	Distributors – 0.2%
416	Genuine Parts Co.	39,591
	Diversified Financial Services – 0.1%
1,395	Equitable Holdings, Inc.	25,445
Shares	Description	Value

	Diversified Telecommunication Services – 1.9%
4,000	AT&T, Inc.	$114,040
12,056	CenturyLink, Inc.	121,645
2,193	Verizon Communications, Inc.	130,462
		366,147
	Electric Utilities – 1.4%
388	Alliant Energy Corp.	20,040
233	American Electric Power Co., Inc.	19,043
233	Duke Energy Corp.	20,634
342	Edison International	17,387
198	Entergy Corp.	19,509
313	Evergy, Inc.	15,907
223	Eversource Energy	18,632
512	Exelon Corp.	18,309
479	FirstEnergy Corp.	13,752
77	NextEra Energy, Inc.	21,372
253	Pinnacle West Capital Corp.	18,861
719	PPL Corp.	19,564
358	Southern (The) Co.	19,411
297	Xcel Energy, Inc.	20,496
		262,917
	Electrical Equipment – 0.7%
341	AMETEK, Inc.	33,895
348	Eaton Corp. PLC	35,507
491	Emerson Electric Co.	32,195
143	Rockwell Automation, Inc.	31,557
		133,154
	Electronic Equipment, Instruments & Components – 2.0%
318	Amphenol Corp., Class A	34,430
1,173	CDW Corp.	140,208
5,263	Corning, Inc.	170,574
374	TE Connectivity Ltd.	36,555
		381,767
	Energy Equipment & Services – 0.3%
1,610	Baker Hughes Co.	21,397
1,909	Halliburton Co.	23,004
1,347	Schlumberger Ltd.	20,959
		65,360
	Entertainment – 0.6%
477	Activision Blizzard, Inc.	38,613
586	Walt Disney (The) Co.	72,711
		111,324
	Food & Staples Retailing – 1.8%
216	Costco Wholesale Corp.	76,680
1,932	Kroger (The) Co.	65,514

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
1,196	Sysco Corp.	$74,415
1,543	Walgreens Boots Alliance, Inc.	55,425
546	Walmart, Inc.	76,391
		348,425
	Food Products – 2.6%
907	Archer-Daniels-Midland Co.	42,166
729	Campbell Soup Co.	35,262
1,029	Conagra Brands, Inc.	36,746
587	General Mills, Inc.	36,206
279	Hershey (The) Co.	39,992
750	Hormel Foods Corp.	36,667
342	JM Smucker (The) Co.	39,508
548	Kellogg Co.	35,395
1,135	Kraft Heinz (The) Co.	33,993
566	Lamb Weston Holdings, Inc.	37,509
202	McCormick & Co., Inc.	39,208
708	Mondelez International, Inc., Class A	40,675
606	Tyson Foods, Inc., Class A	36,045
		489,372
	Gas Utilities – 0.1%
187	Atmos Energy Corp.	17,875
	Health Care Equipment & Supplies – 5.2%
889	Abbott Laboratories	96,750
944	Baxter International, Inc.	75,917
340	Becton Dickinson and Co.	79,111
287	Cooper (The) Cos., Inc.	96,753
172	Danaher Corp.	37,037
1,845	DENTSPLY SIRONA, Inc.	80,682
887	Medtronic PLC	92,177
423	ResMed, Inc.	72,515
451	Stryker Corp.	93,975
223	Teleflex, Inc.	75,914
358	West Pharmaceutical Services, Inc.	98,414
681	Zimmer Biomet Holdings, Inc.	92,711
		991,956
	Health Care Providers & Services – 4.5%
649	AmerisourceBergen Corp.	62,901
309	Anthem, Inc.	82,994
1,558	Cardinal Health, Inc.	73,148
433	Cigna Corp.	73,355
1,007	CVS Health Corp.	58,809
838	HCA Healthcare, Inc.	104,482
210	Humana, Inc.	86,917
426	McKesson Corp.	63,444
713	Quest Diagnostics, Inc.	81,631
276	UnitedHealth Group, Inc.	86,049
Shares	Description	Value

	Health Care Providers & Services (Continued)
875	Universal Health Services, Inc., Class B	$93,642
		867,372
	Health Care Technology – 0.8%
1,989	Cerner Corp.	143,785
	Hotels, Restaurants & Leisure – 5.1%
2,898	Aramark	76,652
3,983	Carnival Corp.	60,462
863	Darden Restaurants, Inc.	86,939
177	Domino’s Pizza, Inc.	75,274
890	Hilton Worldwide Holdings, Inc.	75,935
1,436	Las Vegas Sands Corp.	67,004
763	Marriott International, Inc., Class A	70,638
355	McDonald’s Corp.	77,919
3,893	MGM Resorts International	84,673
1,300	Royal Caribbean Cruises Ltd.	84,149
889	Starbucks Corp.	76,383
878	Wynn Resorts Ltd.	63,049
752	Yum! Brands, Inc.	68,658
		967,735
	Household Durables – 0.9%
653	DR Horton, Inc.	49,386
371	Garmin Ltd.	35,193
587	Lennar Corp., Class A	47,946
1,064	PulteGroup, Inc.	49,253
		181,778
	Household Products – 1.0%
468	Church & Dwight Co., Inc.	43,856
165	Clorox (The) Co.	34,678
494	Colgate-Palmolive Co.	38,112
256	Kimberly-Clark Corp.	37,801
303	Procter & Gamble (The) Co.	42,114
		196,561
	Independent Power & Renewable Electricity Producers – 0.2%
1,282	AES (The) Corp.	23,217
998	Vistra Corp.	18,822
		42,039
	Industrial Conglomerates – 0.7%
195	3M Co.	31,235
4,463	General Electric Co.	27,804
211	Honeywell International, Inc.	34,733
79	Roper Technologies, Inc.	31,214
		124,986

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 2.9%
747	Aflac, Inc.	$27,153
277	Allstate (The) Corp.	26,077
863	American International Group, Inc.	23,758
276	Arthur J. Gallagher & Co.	29,140
660	Brown & Brown, Inc.	29,878
213	Chubb Ltd.	24,734
420	Cincinnati Financial Corp.	32,747
130	Everest Re Group Ltd.	25,680
878	Fidelity National Financial, Inc.	27,490
363	Globe Life, Inc.	29,004
698	Hartford Financial Services Group (The), Inc.	25,728
731	Lincoln National Corp.	22,902
785	Loews Corp.	27,279
251	Marsh & McLennan Cos., Inc.	28,790
737	MetLife, Inc.	27,394
648	Principal Financial Group, Inc.	26,095
336	Progressive (The) Corp.	31,809
442	Prudential Financial, Inc.	28,076
236	Travelers (The) Cos., Inc.	25,533
470	WR Berkley Corp.	28,741
		548,008
	Internet & Direct Marketing Retail – 0.7%
1,247	eBay, Inc.	64,969
796	Expedia Group, Inc.	72,985
		137,954
	IT Services – 4.0%
142	Accenture PLC, Class A	32,091
205	Automatic Data Processing, Inc.	28,595
392	Booz Allen Hamilton Holding Corp.	32,528
242	Broadridge Financial Solutions, Inc.	31,944
2,399	Cognizant Technology Solutions Corp., Class A	166,539
227	Fidelity National Information Services, Inc.	33,417
180	Global Payments, Inc.	31,964
1,129	International Business Machines Corp.	137,365
166	Jack Henry & Associates, Inc.	26,990
1,455	Leidos Holdings, Inc.	129,713
91	Mastercard, Inc., Class A	30,774
402	Paychex, Inc.	32,068
139	Visa, Inc., Class A	27,796
1,245	Western Union (The) Co.	26,680
		768,464
	Leisure Products – 0.2%
483	Hasbro, Inc.	39,954
Shares	Description	Value

	Life Sciences Tools & Services – 0.9%
345	Agilent Technologies, Inc.	$34,824
311	PerkinElmer, Inc.	39,034
224	Thermo Fisher Scientific, Inc.	98,900
		172,758
	Machinery – 2.2%
241	Caterpillar, Inc.	35,945
176	Cummins, Inc.	37,164
194	Deere & Co.	42,996
316	Dover Corp.	34,235
451	Fortive Corp.	34,371
193	IDEX Corp.	35,205
174	Illinois Tool Works, Inc.	33,619
407	PACCAR, Inc.	34,709
166	Parker-Hannifin Corp.	33,588
219	Stanley Black & Decker, Inc.	35,522
529	Westinghouse Air Brake Technologies Corp.	32,735
469	Xylem, Inc.	39,452
		429,541
	Media – 1.8%
1,678	Comcast Corp., Class A	77,624
2,438	Fox Corp., Class A	67,850
1,198	Omnicom Group, Inc.	59,301
11,141	Sirius XM Holdings, Inc.	59,716
2,804	ViacomCBS, Inc., Class B	78,540
		343,031
	Metals & Mining – 0.3%
1,513	Freeport-McMoRan, Inc.	23,663
284	Newmont Corp.	18,020
423	Nucor Corp.	18,976
		60,659
	Multiline Retail – 0.8%
343	Dollar General Corp.	71,900
545	Target Corp.	85,794
		157,694
	Multi-Utilities – 1.0%
264	Ameren Corp.	20,877
995	CenterPoint Energy, Inc.	19,253
318	CMS Energy Corp.	19,528
258	Consolidated Edison, Inc.	20,073
229	Dominion Energy, Inc.	18,075
173	DTE Energy Co.	19,902
817	NiSource, Inc.	17,974
378	Public Service Enterprise Group, Inc.	20,756
158	Sempra Energy	18,701
212	WEC Energy Group, Inc.	20,543
		195,682

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 1.7%
1,835	Apache Corp.	$17,377
278	Chevron Corp.	20,016
481	Concho Resources, Inc.	21,222
590	ConocoPhillips	19,376
1,413	Continental Resources, Inc.	17,352
592	Diamondback Energy, Inc.	17,831
489	EOG Resources, Inc.	17,575
554	Exxon Mobil Corp.	19,019
478	Hess Corp.	19,564
1,633	Kinder Morgan, Inc.	20,135
663	Marathon Petroleum Corp.	19,452
1,354	Occidental Petroleum Corp.	13,553
746	ONEOK, Inc.	19,381
345	Phillips 66	17,885
254	Pioneer Natural Resources Co.	21,841
421	Valero Energy Corp.	18,238
1,303	Williams (The) Cos., Inc.	25,604
		325,421
	Personal Products – 0.2%
192	Estee Lauder (The) Cos., Inc., Class A	41,904
	Pharmaceuticals – 2.7%
1,383	Bristol-Myers Squibb Co.	83,381
495	Eli Lilly & Co.	73,270
578	Johnson & Johnson	86,053
1,051	Merck & Co., Inc.	87,181
2,486	Pfizer, Inc.	91,236
593	Zoetis, Inc.	98,064
		519,185
	Professional Services – 0.5%
157	Equifax, Inc.	24,633
350	TransUnion	29,446
179	Verisk Analytics, Inc.	33,170
		87,249
	Road & Rail – 1.1%
437	CSX Corp.	33,942
253	JB Hunt Transport Services, Inc.	31,974
204	Kansas City Southern	36,889
174	Norfolk Southern Corp.	37,234
180	Old Dominion Freight Line, Inc.	32,566
180	Union Pacific Corp.	35,437
		208,042
	Semiconductors & Semiconductor Equipment – 12.3%
1,111	Analog Devices, Inc.	129,698
2,255	Applied Materials, Inc.	134,060
432	Broadcom, Inc.	157,386
2,278	Intel Corp.	117,955
701	KLA Corp.	135,812
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
421	Lam Research Corp.	$139,667
3,888	Marvell Technology Group Ltd.	154,354
2,249	Maxim Integrated Products, Inc.	152,055
1,294	Microchip Technology, Inc.	132,971
359	NVIDIA Corp.	194,298
1,195	NXP Semiconductors N.V.	149,148
1,495	QUALCOMM, Inc.	175,932
1,066	Skyworks Solutions, Inc.	155,103
1,613	Teradyne, Inc.	128,169
1,074	Texas Instruments, Inc.	153,356
1,385	Xilinx, Inc.	144,372
		2,354,336
	Software – 4.5%
922	Citrix Systems, Inc.	126,969
460	Intuit, Inc.	150,056
670	Microsoft Corp.	140,921
6,874	NortonLifeLock, Inc.	143,254
2,466	Oracle Corp.	147,220
2,413	SS&C Technologies Holdings, Inc.	146,035
		854,455
	Specialty Retail – 2.4%
749	Best Buy Co., Inc.	83,356
261	Home Depot (The), Inc.	72,482
484	Lowe’s Cos., Inc.	80,276
767	Ross Stores, Inc.	71,576
1,293	TJX (The) Cos., Inc.	71,956
496	Tractor Supply Co.	71,097
		450,743
	Technology Hardware, Storage & Peripherals – 4.4%
1,496	Apple, Inc.	173,252
14,010	Hewlett Packard Enterprise Co.	131,274
7,821	HP, Inc.	148,521
3,072	NetApp, Inc.	134,676
2,816	Seagate Technology PLC	138,744
3,088	Western Digital Corp.	112,866
		839,333
	Textiles, Apparel & Luxury Goods – 0.5%
369	NIKE, Inc., Class B	46,324
594	VF Corp.	41,729
		88,053
	Tobacco – 0.4%
922	Altria Group, Inc.	35,626
517	Philip Morris International, Inc.	38,770
		74,396

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 0.3%
712	Fastenal Co.	$32,104
97	WW Grainger, Inc.	34,607
		66,711
	Water Utilities – 0.2%
144	American Water Works Co., Inc.	20,863
440	Essential Utilities, Inc.	17,710
		38,573
	Total Common Stocks	18,137,981
	(Cost $16,565,018)
REAL ESTATE INVESTMENT TRUSTS – 5.1%
	Equity Real Estate Investment Trusts – 4.8%
166	Alexandria Real Estate Equities, Inc.	26,560
104	American Tower Corp.	25,140
174	AvalonBay Communities, Inc.	25,985
298	Boston Properties, Inc.	23,929
295	Camden Property Trust	26,249
161	Crown Castle International Corp.	26,807
189	Digital Realty Trust, Inc.	27,738
760	Duke Realty Corp.	28,044
38	Equinix, Inc.	28,885
431	Equity LifeStyle Properties, Inc.	26,420
457	Equity Residential	23,458
117	Essex Property Trust, Inc.	23,492
291	Extra Space Storage, Inc.	31,134
787	Gaming and Leisure Properties, Inc.	29,064
976	Healthpeak Properties, Inc.	26,498
2,494	Host Hotels & Resorts, Inc.	26,910
977	Invitation Homes, Inc.	27,346
1,431	Medical Properties Trust, Inc.	25,229
235	Mid-America Apartment Communities, Inc.	27,248
288	Prologis, Inc.	28,979
140	Public Storage	31,181
452	Realty Income Corp.	27,459
586	Regency Centers Corp.	22,280
90	SBA Communications Corp.	28,663
394	Simon Property Group, Inc.	25,484
198	Sun Communities, Inc.	27,841
720	UDR, Inc.	23,479
735	Ventas, Inc.	30,841
4,185	VEREIT, Inc.	27,202
1,333	VICI Properties, Inc.	31,152
704	Vornado Realty Trust	23,732
520	Welltower, Inc.	28,647
1,198	Weyerhaeuser Co.	34,167
398	WP Carey, Inc.	25,934
		923,177
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.3%
2,086	AGNC Investment Corp.	$29,016
4,102	Annaly Capital Management, Inc.	29,206
		58,222
	Total Real Estate Investment Trusts	981,399
	(Cost $1,000,572)
	Total Investments – 99.9%	19,119,380
	(Cost $17,565,590) (a)
	Net Other Assets and Liabilities – 0.1%	19,210
	Net Assets – 100.0%	$19,138,590

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,157,905 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,604,115. The net unrealized appreciation was $1,553,790.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,137,981	$ 18,137,981	$ —	$ —
Real Estate Investment Trusts*	981,399	981,399	—	—
Total Investments	$ 19,119,380	$ 19,119,380	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.2%
	Aerospace & Defense – 1.0%
548	BWX Technologies, Inc.	$30,858
347	Curtiss-Wright Corp.	32,361
586	Moog, Inc., Class A	37,229
1,296	Spirit AeroSystems Holdings, Inc., Class A	24,507
		124,955
	Air Freight & Logistics – 0.3%
392	CH Robinson Worldwide, Inc.	40,058
	Airlines – 0.5%
890	Alaska Air Group, Inc.	32,601
989	SkyWest, Inc.	29,531
		62,132
	Auto Components – 1.0%
945	BorgWarner, Inc.	36,609
1,294	Gentex Corp.	33,321
3,728	Goodyear Tire & Rubber (The) Co.	28,594
306	Lear Corp.	33,369
		131,893
	Automobiles – 0.5%
1,403	Harley-Davidson, Inc.	34,430
313	Thor Industries, Inc.	29,816
		64,246
	Banks – 5.6%
780	Ameris Bancorp	17,768
1,346	Associated Banc-Corp.	16,987
810	BancorpSouth Bank	15,698
300	Bank of Hawaii Corp.	15,156
784	Bank OZK	16,715
909	BankUnited, Inc.	19,916
326	BOK Financial Corp.	16,792
700	Cathay General Bancorp	15,176
888	CIT Group, Inc.	15,726
649	Columbia Banking System, Inc.	15,479
483	Comerica, Inc.	18,475
309	Commerce Bancshares, Inc.	17,394
323	Community Bank System, Inc.	17,591
246	Cullen/Frost Bankers, Inc.	15,732
982	CVB Financial Corp.	16,331
508	East West Bancorp, Inc.	16,632
45	First Citizens BancShares, Inc., Class A	14,345
637	First Financial Bankshares, Inc.	17,779
1,068	First Hawaiian, Inc.	15,454
1,848	First Horizon National Corp.	17,427
2,454	FNB Corp.	16,638
522	Glacier Bancorp, Inc.	16,730
868	Hancock Whitney Corp.	16,327
1,197	Home BancShares, Inc.	18,146
2,166	Investors Bancorp, Inc.	15,725
1,338	Old National Bancorp	16,805
Shares	Description	Value

	Banks (Continued)
934	PacWest Bancorp	$15,953
1,591	People’s United Financial, Inc.	16,403
438	Pinnacle Financial Partners, Inc.	15,588
495	Popular, Inc.	17,954
310	Prosperity Bancshares, Inc.	16,067
172	Signature Bank	14,274
1,571	Sterling Bancorp	16,527
897	Synovus Financial Corp.	18,989
626	TCF Financial Corp.	14,623
357	UMB Financial Corp.	17,497
1,730	Umpqua Holdings Corp.	18,373
666	United Bankshares, Inc.	14,299
2,354	Valley National Bancorp	16,125
643	Webster Financial Corp.	16,982
486	Western Alliance Bancorp	15,367
422	Wintrust Financial Corp.	16,901
541	Zions Bancorp N.A.	15,808
		710,674
	Building Products – 2.3%
658	A.O. Smith Corp.	34,743
628	Advanced Drainage Systems, Inc.	39,212
398	Armstrong World Industries, Inc.	27,386
522	Fortune Brands Home & Security, Inc.	45,164
133	Lennox International, Inc.	36,257
556	Owens Corning	38,258
368	Simpson Manufacturing Co., Inc.	35,755
627	UFP Industries, Inc.	35,432
		292,207
	Capital Markets – 2.3%
247	Affiliated Managers Group, Inc.	16,890
464	Ares Management Corp., Class A	18,755
270	Cohen & Steers, Inc.	15,050
477	Eaton Vance Corp.	18,198
312	Evercore, Inc., Class A	20,424
777	Federated Hermes, Inc.	16,713
441	Interactive Brokers Group, Inc., Class A	21,314
1,711	Invesco, Ltd.	19,522
643	Lazard Ltd., Class A	21,251
235	LPL Financial Holdings, Inc.	18,017
229	Morningstar, Inc.	36,780
335	SEI Investments Co.	16,991
388	Stifel Financial Corp.	19,617
534	Tradeweb Markets, Inc., Class A	30,972
		290,494
	Chemicals – 3.4%
370	Albemarle Corp.	33,034
414	Ashland Global Holdings, Inc.	29,361
302	Balchem Corp.	29,484
1,017	CF Industries Holdings, Inc.	31,232
411	Eastman Chemical Co.	32,107

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,592	Huntsman Corp.	$35,358
2,287	Mosaic (The) Co.	41,784
71	NewMarket Corp.	24,305
154	Quaker Chemical Corp.	27,675
381	RPM International, Inc.	31,562
213	Scotts Miracle-Gro (The) Co.	32,570
1,725	Valvoline, Inc.	32,844
533	Westlake Chemical Corp.	33,696
563	WR Grace & Co.	22,683
		437,695
	Commercial Services & Supplies – 1.5%
3,888	ADT, Inc.	31,765
663	Brady Corp., Class A	26,533
682	Brink’s (The) Co.	28,024
271	MSA Safety, Inc.	36,360
392	Tetra Tech, Inc.	37,436
173	UniFirst Corp.	32,761
		192,879
	Communications Equipment – 0.9%
5,547	Juniper Networks, Inc.	119,261
	Construction & Engineering – 0.8%
469	EMCOR Group, Inc.	31,756
791	Quanta Services, Inc.	41,812
273	Valmont Industries, Inc.	33,901
		107,469
	Construction Materials – 0.3%
442	Eagle Materials, Inc.	38,153
	Consumer Finance – 0.8%
273	FirstCash, Inc.	15,618
2,619	Navient Corp.	22,131
750	OneMain Holdings, Inc.	23,437
1,000	Santander Consumer USA Holdings, Inc.	18,190
2,619	SLM Corp.	21,188
		100,564
	Containers & Packaging – 1.6%
277	AptarGroup, Inc.	31,356
2,218	Graphic Packaging Holding Co.	31,252
311	Packaging Corp. of America	33,914
944	Sealed Air Corp.	36,637
958	Silgan Holdings, Inc.	35,226
593	Sonoco Products Co.	30,284
		198,669
	Distributors – 0.3%
123	Pool Corp.	41,148
Shares	Description	Value

	Diversified Consumer Services – 0.7%
2,259	H&R Block, Inc.	$36,799
830	Service Corp. International	35,009
210	Strategic Education, Inc.	19,209
		91,017
	Diversified Financial Services – 0.3%
1,184	Jefferies Financial Group, Inc.	21,312
395	Voya Financial, Inc.	18,932
		40,244
	Diversified Telecommunication Services – 0.8%
1,639	Cogent Communications Holdings, Inc.	98,422
	Electric Utilities – 1.2%
364	ALLETE, Inc.	18,833
552	Hawaiian Electric Industries, Inc.	18,349
228	IDACORP, Inc.	18,217
308	MGE Energy, Inc.	19,299
611	NRG Energy, Inc.	18,782
655	OGE Energy Corp.	19,644
518	PNM Resources, Inc.	21,409
476	Portland General Electric Co.	16,898
		151,431
	Electrical Equipment – 1.2%
324	Acuity Brands, Inc.	33,161
482	EnerSys	32,352
3,888	GrafTech International Ltd.	26,594
247	Hubbell, Inc.	33,800
355	Regal Beloit Corp.	33,324
		159,231
	Electronic Equipment, Instruments & Components – 2.9%
1,112	Avnet, Inc.	28,734
519	Cognex Corp.	33,787
490	Dolby Laboratories, Inc., Class A	32,477
765	FLIR Systems, Inc.	27,425
967	Jabil, Inc.	33,129
182	Littelfuse, Inc.	32,276
801	National Instruments Corp.	28,596
1,059	SYNNEX Corp.	148,324
		364,748
	Energy Equipment & Services – 0.3%
1,122	Helmerich & Payne, Inc.	16,437
1,786	National Oilwell Varco, Inc.	16,181
		32,618
	Entertainment – 0.2%
2,793	Cinemark Holdings, Inc.	27,930

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing – 0.3%
215	Casey’s General Stores, Inc.	$38,195
	Food Products – 1.9%
811	Bunge Ltd.	37,063
1,491	Flowers Foods, Inc.	36,276
402	Ingredion, Inc.	30,423
262	J&J Snack Foods Corp.	34,162
215	Lancaster Colony Corp.	38,442
288	Sanderson Farms, Inc.	33,975
11	Seaboard Corp.	31,204
		241,545
	Gas Utilities – 1.0%
475	National Fuel Gas Co.	19,280
609	New Jersey Resources Corp.	16,455
258	ONE Gas, Inc.	17,805
796	South Jersey Industries, Inc.	15,339
288	Southwest Gas Holdings, Inc.	18,173
303	Spire, Inc.	16,120
626	UGI Corp.	20,645
		123,817
	Health Care Equipment & Supplies – 5.3%
5,391	Cantel Medical Corp.	236,880
3,312	CONMED Corp.	260,555
2,172	Hill-Rom Holdings, Inc.	181,384
		678,819
	Health Care Providers & Services – 4.0%
528	Chemed Corp.	253,625
3,850	Encompass Health Corp.	250,173
		503,798
	Hotels, Restaurants & Leisure – 3.8%
1,544	Boyd Gaming Corp.	47,385
409	Choice Hotels International, Inc.	35,158
242	Churchill Downs, Inc.	39,644
291	Cracker Barrel Old Country Store, Inc.	33,366
495	Dunkin’ Brands Group, Inc.	40,545
642	Hyatt Hotels Corp., Class A	34,264
392	Marriott Vacations Worldwide Corp.	35,598
1,679	Six Flags Entertainment Corp.	34,084
614	Texas Roadhouse, Inc.	37,325
177	Vail Resorts, Inc.	37,873
1,481	Wendy’s (The) Co.	33,019
1,145	Wyndham Destinations, Inc.	35,220
757	Wyndham Hotels & Resorts, Inc.	38,228
		481,709
Shares	Description	Value

	Household Durables – 1.7%
1,087	KB Home	$41,730
949	Leggett & Platt, Inc.	39,070
2,100	Newell Brands, Inc.	36,036
1,023	Toll Brothers, Inc.	49,779
257	Whirlpool Corp.	47,260
		213,875
	Household Products – 0.5%
702	Energizer Holdings, Inc.	27,476
726	Spectrum Brands Holdings, Inc.	41,498
		68,974
	Independent Power & Renewable Electricity Producers – 0.1%
313	Ormat Technologies, Inc.	18,501
	Industrial Conglomerates – 0.2%
259	Carlisle Cos., Inc.	31,694
	Insurance – 2.5%
290	American Financial Group, Inc.	19,424
255	American National Group, Inc.	17,220
178	Assurant, Inc.	21,593
754	Assured Guaranty Ltd.	16,196
454	Axis Capital Holdings Ltd.	19,994
96	Erie Indemnity Co., Class A	20,187
383	First American Financial Corp.	19,499
182	Hanover Insurance Group (The), Inc.	16,959
254	Kemper Corp.	16,975
1,129	Old Republic International Corp.	16,641
158	Primerica, Inc.	17,876
235	Reinsurance Group of America, Inc.	22,370
108	RenaissanceRe Holdings Ltd.	18,332
224	RLI Corp.	18,756
349	Selective Insurance Group, Inc.	17,970
1,110	Unum Group	18,681
20	White Mountains Insurance Group Ltd.	15,580
		314,253
	IT Services – 4.1%
688	Alliance Data Systems Corp.	28,882
7,685	DXC Technology Co.	137,177
849	Genpact Ltd.	33,069
1,376	KBR, Inc.	30,767
440	MAXIMUS, Inc.	30,100
5,458	Perspecta, Inc.	106,158
4,003	Sabre Corp.	26,060
1,632	Science Applications International Corp.	127,982
		520,195

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products – 0.5%
521	Brunswick Corp.	$30,692
360	Polaris, Inc.	33,963
		64,655
	Life Sciences Tools & Services – 3.6%
903	Bio-Techne Corp.	223,700
5,862	Bruker Corp.	233,015
		456,715
	Machinery – 4.7%
559	AGCO Corp.	41,517
843	Allison Transmission Holdings, Inc.	29,623
784	Barnes Group, Inc.	28,020
522	Crane Co.	26,168
667	Donaldson Co., Inc.	30,962
1,088	Flowserve Corp.	29,692
646	Graco, Inc.	39,632
528	ITT, Inc.	31,178
361	John Bean Technologies Corp.	33,172
368	Lincoln Electric Holdings, Inc.	33,871
163	Nordson Corp.	31,267
433	Oshkosh Corp.	31,825
1,064	Rexnord Corp.	31,750
224	Snap-on, Inc.	32,957
682	Timken (The) Co.	36,978
468	Toro (The) Co.	39,289
383	Watts Water Technologies, Inc., Class A	38,357
400	Woodward, Inc.	32,064
		598,322
	Media – 1.6%
18	Cable One, Inc.	33,938
1,880	Interpublic Group of (The) Cos., Inc.	31,340
768	New York Times (The) Co., Class A	32,863
2,720	News Corp., Class A	38,134
385	Nexstar Media Group, Inc., Class A	34,623
2,896	TEGNA, Inc.	34,028
		204,926
	Metals & Mining – 0.7%
301	Reliance Steel & Aluminum Co.	30,714
230	Royal Gold, Inc.	27,639
1,096	Steel Dynamics, Inc.	31,379
		89,732
	Multiline Retail – 0.6%
1,553	Kohl’s Corp.	28,777
4,689	Macy’s, Inc.	26,727
Shares	Description	Value

	Multiline Retail (Continued)
2,083	Nordstrom, Inc.	$24,830
		80,334
	Multi-Utilities – 0.7%
547	Avista Corp.	18,664
351	Black Hills Corp.	18,775
1,399	MDU Resources Group, Inc.	31,477
365	NorthWestern Corp.	17,754
		86,670
	Oil, Gas & Consumable Fuels – 1.6%
1,274	Cabot Oil & Gas Corp.	22,117
796	Cimarex Energy Co.	19,367
1,088	CVR Energy, Inc.	13,469
1,931	Devon Energy Corp.	18,267
749	HollyFrontier Corp.	14,763
3,575	Marathon Oil Corp.	14,622
1,586	Murphy Oil Corp.	14,147
2,442	Noble Energy, Inc.	20,879
2,291	Ovintiv, Inc.	18,694
2,049	Parsley Energy, Inc., Class A	19,179
2,137	PBF Energy, Inc., Class A	12,159
1,090	Targa Resources Corp.	15,293
		202,956
	Paper & Forest Products – 0.3%
1,209	Louisiana-Pacific Corp.	35,678
	Personal Products – 0.2%
7,459	Coty, Inc., Class A	20,139
	Pharmaceuticals – 1.6%
4,314	Perrigo Co. PLC	198,056
	Professional Services – 1.2%
462	CoreLogic, Inc.	31,263
383	Exponent, Inc.	27,587
479	Insperity, Inc.	31,370
451	ManpowerGroup, Inc.	33,072
587	Robert Half International, Inc.	31,076
		154,368
	Real Estate Management & Development – 0.3%
178	Jones Lang LaSalle, Inc.	17,027
1,209	Kennedy-Wilson Holdings, Inc.	17,555
		34,582
	Road & Rail – 0.5%
744	Knight-Swift Transportation Holdings, Inc.	30,281
276	Landstar System, Inc.	34,635
		64,916

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 6.7%
2,866	Brooks Automation, Inc.	$132,581
909	Cabot Microelectronics Corp.	129,814
2,147	Entegris, Inc.	159,608
1,120	MKS Instruments, Inc.	122,338
535	Monolithic Power Systems, Inc.	149,591
2,147	Power Integrations, Inc.	118,944
207	Universal Display Corp.	37,413
		850,289
	Software – 3.2%
2,221	Blackbaud, Inc.	123,999
3,061	CDK Global, Inc.	133,429
1,253	Pegasystems, Inc.	151,663
		409,091
	Specialty Retail – 3.1%
711	Aaron’s, Inc.	40,278
226	Advance Auto Parts, Inc.	34,691
782	Dick’s Sporting Goods, Inc.	45,262
1,106	Foot Locker, Inc.	36,531
2,556	Gap (The), Inc.	43,529
2,155	L Brands, Inc.	68,551
213	Lithia Motors, Inc., Class A	48,551
833	Penske Automotive Group, Inc.	39,701
393	Williams-Sonoma, Inc.	35,543
		392,637
	Technology Hardware, Storage & Peripherals – 0.3%
2,029	Xerox Holdings Corp.	38,084
	Textiles, Apparel & Luxury Goods – 2.0%
413	Carter’s, Inc.	35,757
414	Columbia Sportswear Co.	36,010
2,953	Hanesbrands, Inc.	46,510
694	PVH Corp.	41,390
460	Ralph Lauren Corp.	31,266
1,350	Steven Madden Ltd.	26,325
2,511	Tapestry, Inc.	39,247
		256,505
	Thrifts & Mortgage Finance – 0.6%
508	Essent Group Ltd.	18,801
2,248	MGIC Investment Corp.	19,917
1,805	New York Community Bancorp, Inc.	14,928
1,187	Radian Group, Inc.	17,342
		70,988
	Trading Companies & Distributors – 0.8%
1,059	Air Lease Corp.	31,156
Shares	Description	Value

	Trading Companies & Distributors (Continued)
426	MSC Industrial Direct Co., Inc., Class A	$26,957
175	Watsco, Inc.	40,756
		98,869
	Transportation Infrastructure – 0.2%
1,011	Macquarie Infrastructure Corp.	27,186
	Water Utilities – 0.1%
253	American States Water Co.	18,962
	Total Common Stocks	11,608,173
	(Cost $12,432,295)
REAL ESTATE INVESTMENT TRUSTS – 8.6%
	Equity Real Estate Investment Trusts – 7.6%
280	Agree Realty Corp.	17,819
527	American Campus Communities, Inc.	18,403
684	American Homes 4 Rent, Class A	19,480
507	Americold Realty Trust	18,125
489	Apartment Investment & Management Co., Class A	16,489
1,906	Apple Hospitality REIT, Inc.	18,317
1,690	Brandywine Realty Trust	17,475
1,436	Brixmor Property Group, Inc.	16,787
152	CoreSite Realty Corp.	18,070
726	Corporate Office Properties Trust	17,221
617	Cousins Properties, Inc.	17,640
682	CubeSmart	22,035
253	CyrusOne, Inc.	17,718
600	Douglas Emmett, Inc.	15,060
155	EastGroup Properties, Inc.	20,046
556	EPR Properties	15,290
216	Federal Realty Investment Trust	15,863
479	First Industrial Realty Trust, Inc.	19,064
628	Healthcare Realty Trust, Inc.	18,915
694	Healthcare Trust of America, Inc., Class A	18,044
493	Highwoods Properties, Inc.	16,550
732	Hudson Pacific Properties, Inc.	16,053
705	Iron Mountain, Inc.	18,887
623	JBG SMITH Properties	16,659
314	Kilroy Realty Corp.	16,315
1,434	Kimco Realty Corp.	16,147
276	Lamar Advertising Co., Class A	18,263
1,745	Lexington Realty Trust	18,235
194	Life Storage, Inc.	20,422
2,052	Macerich (The) Co.	13,933
303	National Health Investors, Inc.	18,262
519	National Retail Properties, Inc.	17,911
619	Omega Healthcare Investors, Inc.	18,533
1,299	Outfront Media, Inc.	18,901

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
2,388	Paramount Group, Inc.	$16,907
1,861	Park Hotels & Resorts, Inc.	18,591
1,348	Pebblebrook Hotel Trust	16,890
1,051	Physicians Realty Trust	18,823
1,108	Piedmont Office Realty Trust, Inc., Class A	15,036
484	PotlatchDeltic Corp.	20,376
139	PS Business Parks, Inc.	17,012
287	QTS Realty Trust, Inc., Class A	18,087
743	Rayonier, Inc.	19,645
444	Rexford Industrial Realty, Inc.	20,317
532	Ryman Hospitality Properties, Inc.	19,578
1,276	Sabra Health Care REIT, Inc.	17,590
2,596	Service Properties Trust	20,638
373	SL Green Realty Corp.	17,296
528	Spirit Realty Capital, Inc.	17,820
628	STAG Industrial, Inc.	19,148
773	STORE Capital Corp.	21,203
2,259	Sunstone Hotel Investors, Inc.	17,937
350	Terreno Realty Corp.	19,166
972	Weingarten Realty Investors	16,485
		971,477
	Mortgage Real Estate Investment Trusts – 1.0%
1,876	Apollo Commercial Real Estate Finance, Inc.	16,903
764	Blackstone Mortgage Trust, Inc., Class A	16,785
1,916	Chimera Investment Corp.	15,711
7,393	MFA Financial, Inc.	19,813
2,478	New Residential Investment Corp.	19,700
1,231	Starwood Property Trust, Inc.	18,576
3,652	Two Harbors Investment Corp.	18,589
		126,077
	Total Real Estate Investment Trusts	1,097,554
	(Cost $1,347,810)
	Total Investments – 99.8%	12,705,727
	(Cost $13,780,105) (a)
	Net Other Assets and Liabilities – 0.2%	19,647
	Net Assets – 100.0%	$12,725,374

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,264,625 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,339,003. The net unrealized depreciation was $1,074,378.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,608,173	$ 11,608,173	$ —	$ —
Real Estate Investment Trusts*	1,097,554	1,097,554	—	—
Total Investments	$ 12,705,727	$ 12,705,727	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.0%
	Aerospace & Defense – 1.2%
808	AAR Corp.	$15,190
348	Cubic Corp.	20,243
402	Kaman Corp.	15,666
930	Maxar Technologies, Inc.	23,194
1,854	Triumph Group, Inc.	12,070
		86,363
	Air Freight & Logistics – 0.3%
335	Forward Air Corp.	19,222
	Airlines – 0.5%
179	Allegiant Travel Co.	21,444
1,395	Hawaiian Holdings, Inc.	17,982
		39,426
	Auto Components – 1.3%
847	Cooper Tire & Rubber Co.	26,850
1,919	Dana, Inc.	23,642
203	LCI Industries	21,577
568	Standard Motor Products, Inc.	25,361
		97,430
	Automobiles – 0.2%
351	Winnebago Industries, Inc.	18,136
	Banks – 6.7%
283	1st Source Corp.	8,728
435	Atlantic Union Bankshares Corp.	9,296
248	BancFirst Corp.	10,128
265	Banner Corp.	8,549
914	Berkshire Hills Bancorp, Inc.	9,241
1,464	Boston Private Financial Holdings, Inc.	8,081
999	Brookline Bancorp, Inc.	8,636
1,137	Cadence BanCorp	9,767
155	City Holding Co.	8,930
625	ConnectOne Bancorp, Inc.	8,794
308	Eagle Bancorp, Inc.	8,251
324	Enterprise Financial Services Corp.	8,835
407	FB Financial Corp.	10,224
402	First Bancorp	8,414
1,802	First BanCorp	9,406
540	First Busey Corp.	8,581
1,217	First Commonwealth Financial Corp.	9,420
725	First Financial Bancorp	8,704
325	First Interstate BancSystem, Inc., Class A	10,351
365	First Merchants Corp.	8,453
755	First Midwest Bancorp, Inc.	8,139
957	Fulton Financial Corp.	8,929
324	German American Bancorp, Inc.	8,793
732	Great Western Bancorp, Inc.	9,113
301	Heartland Financial USA, Inc.	9,028
504	Heritage Financial Corp.	9,269
Shares	Description	Value

	Banks (Continued)
546	Hilltop Holdings, Inc.	$11,237
1,093	Hope Bancorp, Inc.	8,290
150	Independent Bank Corp.	7,857
249	Independent Bank Group, Inc.	11,001
315	International Bancshares Corp.	8,209
216	Lakeland Financial Corp.	8,899
373	National Bank Holdings Corp., Class A	9,791
328	NBT Bancorp, Inc.	8,797
571	OceanFirst Financial Corp.	7,817
753	OFG Bancorp	9,382
465	Pacific Premier Bancorp, Inc.	9,365
143	Park National Corp.	11,720
235	Preferred Bank	7,548
405	Renasant Corp.	9,202
430	S&T Bancorp, Inc.	7,607
407	Sandy Spring Bancorp, Inc.	9,394
282	ServisFirst Bancshares, Inc.	9,596
589	Simmons First National Corp., Class A	9,339
211	South State Corp.	10,160
363	Southside Bancshares, Inc.	8,868
156	Tompkins Financial Corp.	8,862
535	Towne Bank	8,774
331	TriCo Bancshares	8,106
411	Trustmark Corp.	8,800
501	United Community Banks, Inc.	8,482
569	Veritex Holdings, Inc.	9,690
496	WesBanco, Inc.	10,595
175	Westamerica BanCorp	9,511
		490,959
	Beverages – 0.3%
102	Coca-Cola Consolidated, Inc.	24,549
	Building Products – 0.9%
308	AAON, Inc.	18,557
209	CSW Industrials, Inc.	16,145
902	Griffon Corp.	17,625
273	Patrick Industries, Inc.	15,703
		68,030
	Capital Markets – 1.3%
310	Artisan Partners Asset Management, Inc., Class A	12,087
3,677	BGC Partners, Inc., Class A	8,825
150	Hamilton Lane, Inc., Class A	9,688
181	Houlihan Lokey, Inc.	10,688
323	Moelis & Co., Class A	11,350
170	Piper Sandler Cos.	12,410
196	PJT Partners, Inc., Class A	11,880
427	Virtu Financial, Inc., Class A	9,825
650	Waddell & Reed Financial, Inc., Class A	9,653
		96,406

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 2.4%
550	Avient Corp.	$14,553
389	Cabot Corp.	14,016
939	Chemours (The) Co.	19,634
323	HB Fuller Co.	14,787
187	Innospec, Inc.	11,841
307	Minerals Technologies, Inc.	15,688
1,255	Olin Corp.	15,537
1,361	Orion Engineered Carbons S.A.	17,026
276	Sensient Technologies Corp.	15,936
148	Stepan Co.	16,132
651	Trinseo S.A.	16,692
		171,842
	Commercial Services & Supplies – 5.6%
460	ABM Industries, Inc.	16,864
1,742	Covanta Holding Corp.	13,500
710	Deluxe Corp.	18,268
6,769	Healthcare Services Group, Inc.	145,737
991	Herman Miller, Inc.	29,889
765	HNI Corp.	24,006
2,873	Interface, Inc.	17,583
1,423	KAR Auction Services, Inc.	20,491
1,919	Knoll, Inc.	23,143
1,025	Matthews International Corp., Class A	22,919
309	McGrath RentCorp	18,413
1,939	Steelcase, Inc., Class A	19,603
493	U.S. Ecology, Inc.	16,106
1,030	Viad Corp.	21,455
		407,977
	Communications Equipment – 2.5%
1,775	InterDigital, Inc.	101,282
6,848	Plantronics, Inc.	81,080
		182,362
	Construction & Engineering – 1.2%
500	Arcosa, Inc.	22,045
410	Comfort Systems USA, Inc.	21,119
1,383	Fluor Corp.	12,184
873	Granite Construction, Inc.	15,373
941	Primoris Services Corp.	16,976
		87,697
	Consumer Finance – 0.2%
211	Nelnet, Inc., Class A	12,713
	Containers & Packaging – 0.5%
486	Greif, Inc., Class A	17,598
1,861	O-I Glass, Inc.	19,708
		37,306
Shares	Description	Value

	Distributors – 0.3%
785	Core-Mark Holding Co., Inc.	$22,710
	Diversified Consumer Services – 0.7%
57	Graham Holdings Co., Class B	23,034
4,105	OneSpaWorld Holdings Ltd.	26,683
		49,717
	Diversified Telecommunication Services – 0.3%
469	ATN International, Inc.	23,516
	Electric Utilities – 0.2%
431	Otter Tail Corp.	15,589
	Electrical Equipment – 0.4%
487	AZZ, Inc.	16,616
342	Encore Wire Corp.	15,876
		32,492
	Electronic Equipment, Instruments & Components – 1.6%
266	Badger Meter, Inc.	17,388
513	Belden, Inc.	15,965
773	Benchmark Electronics, Inc.	15,576
834	CTS Corp.	18,373
534	Methode Electronics, Inc.	15,219
950	MTS Systems Corp.	18,154
1,094	Vishay Intertechnology, Inc.	17,034
		117,709
	Energy Equipment & Services – 1.0%
3,253	Archrock, Inc.	17,501
1,023	Cactus, Inc., Class A	19,631
1,039	Core Laboratories N.V.	15,855
6,084	Patterson-UTI Energy, Inc.	17,340
		70,327
	Entertainment – 0.3%
451	World Wrestling Entertainment, Inc., Class A	18,252
	Food & Staples Retailing – 0.6%
325	PriceSmart, Inc.	21,596
391	Weis Markets, Inc.	18,768
		40,364
	Food Products – 1.3%
959	B&G Foods, Inc. (a)	26,631
372	Calavo Growers, Inc.	24,653
950	Fresh Del Monte Produce, Inc.	21,774
683	Tootsie Roll Industries, Inc.	21,105
		94,163

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 0.5%
217	Chesapeake Utilities Corp.	$18,293
326	Northwest Natural Holding Co.	14,797
		33,090
	Health Care Equipment & Supplies – 2.5%
260	Atrion Corp.	162,760
77	Mesa Laboratories, Inc.	19,616
		182,376
	Health Care Providers & Services – 10.4%
3,956	Ensign Group (The), Inc.	225,730
2,610	National HealthCare Corp.	162,629
287	National Research Corp.	14,123
7,526	Patterson Cos., Inc.	181,414
2,044	US Physical Therapy, Inc.	177,583
		761,479
	Hotels, Restaurants & Leisure – 3.4%
1,837	Bloomin’ Brands, Inc.	28,051
816	Brinker International, Inc.	34,860
854	Cheesecake Factory (The), Inc.	23,690
1,469	Dave & Buster’s Entertainment, Inc.	22,270
465	Dine Brands Global, Inc.	25,384
264	Jack in the Box, Inc.	20,938
247	Papa John’s International, Inc.	20,323
1,795	Red Rock Resorts, Inc., Class A	30,694
879	Twin River Worldwide Holdings, Inc.	23,091
141	Wingstop, Inc.	19,268
		248,569
	Household Durables – 0.8%
864	La-Z-Boy, Inc.	27,328
655	MDC Holdings, Inc.	30,851
		58,179
	Household Products – 0.3%
118	WD-40 Co.	22,339
	Independent Power & Renewable Electricity Producers – 0.2%
437	Clearway Energy, Inc., Class C	11,782
	Industrial Conglomerates – 0.2%
777	Raven Industries, Inc.	16,721
	Insurance – 2.2%
408	American Equity Investment Life Holding Co.	8,972
165	AMERISAFE, Inc.	9,464
Shares	Description	Value

	Insurance (Continued)
289	Argo Group International Holdings Ltd.	$9,950
647	CNO Financial Group, Inc.	10,378
334	Employers Holdings, Inc.	10,104
281	FBL Financial Group, Inc., Class A	13,544
274	Horace Mann Educators Corp.	9,152
224	James River Group Holdings Ltd.	9,975
65	Kinsale Capital Group, Inc.	12,362
247	Mercury General Corp.	10,218
50	National Western Life Group, Inc., Class A	9,139
696	ProAssurance Corp.	10,885
132	Safety Insurance Group, Inc.	9,120
564	State Auto Financial Corp.	7,761
310	Stewart Information Services Corp.	13,556
364	United Fire Group, Inc.	7,396
		161,976
	Internet & Direct Marketing Retail – 2.0%
2,875	Shutterstock, Inc.	149,615
	IT Services – 4.5%
2,429	CSG Systems International, Inc.	99,468
595	EVERTEC, Inc.	20,652
244	ManTech International Corp., Class A	16,807
4,379	NIC, Inc.	86,266
5,641	Switch, Inc., Class A	88,056
359	TTEC Holdings, Inc.	19,583
		330,832
	Leisure Products – 0.7%
672	Acushnet Holdings Corp.	22,586
1,336	Callaway Golf Co.	25,571
		48,157
	Life Sciences Tools & Services – 1.8%
5,090	Luminex Corp.	133,612
	Machinery – 5.2%
163	Alamo Group, Inc.	17,609
285	Albany International Corp., Class A	14,110
524	Altra Industrial Motion Corp.	19,372
361	Astec Industries, Inc.	19,584
476	Douglas Dynamics, Inc.	16,279
949	Enerpac Tool Group Corp.	17,851
339	EnPro Industries, Inc.	19,123
198	ESCO Technologies, Inc.	15,951
562	Federal Signal Corp.	16,439
318	Franklin Electric Co., Inc.	18,708
538	Gorman-Rupp (The) Co.	15,849

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
449	Helios Technologies, Inc.	$16,344
723	Hillenbrand, Inc.	20,504
168	Kadant, Inc.	18,416
582	Kennametal, Inc.	16,843
181	Lindsay Corp.	17,499
629	Mueller Industries, Inc.	17,021
1,772	Mueller Water Products, Inc., Class A	18,411
290	Standex International Corp.	17,168
257	Tennant Co.	15,513
890	Terex Corp.	17,230
785	Trinity Industries, Inc.	15,308
		381,132
	Marine – 0.3%
574	Matson, Inc.	23,012
	Media – 0.9%
502	John Wiley & Sons, Inc., Class A	15,918
1,346	Meredith Corp.	17,660
654	Scholastic Corp.	13,727
1,061	Sinclair Broadcast Group, Inc., Class A	20,403
		67,708
	Metals & Mining – 2.1%
594	Carpenter Technology Corp.	10,787
2,612	Cleveland-Cliffs, Inc.	16,769
707	Commercial Metals Co.	14,126
296	Compass Minerals International, Inc.	17,567
4,409	Hecla Mining Co.	22,398
196	Kaiser Aluminum Corp.	10,504
234	Materion Corp.	12,175
1,997	United States Steel Corp.	14,658
937	Warrior Met Coal, Inc.	16,004
386	Worthington Industries, Inc.	15,741
		150,729
	Multiline Retail – 0.7%
466	Big Lots, Inc.	20,783
759	Dillard’s, Inc., Class A (a)	27,719
		48,502
	Multi-Utilities – 0.2%
406	Unitil Corp.	15,688
	Oil, Gas & Consumable Fuels – 1.6%
4,139	Antero Midstream Corp.	22,226
1,213	Delek US Holdings, Inc.	13,501
1,774	EQT Corp.	22,938
2,540	Equitrans Midstream Corp.	21,488
12,717	Kosmos Energy Ltd.	12,407
5,630	SM Energy Co.	8,952
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
649	World Fuel Services Corp.	$13,752
		115,264
	Paper & Forest Products – 0.8%
444	Boise Cascade Co.	17,725
683	Domtar Corp.	17,942
291	Neenah, Inc.	10,904
431	Schweitzer-Mauduit International, Inc.	13,098
		59,669
	Personal Products – 1.1%
486	Inter Parfums, Inc.	18,152
169	Medifast, Inc.	27,792
612	Nu Skin Enterprises, Inc., Class A	30,655
		76,599
	Professional Services – 0.4%
258	ICF International, Inc.	15,875
544	Korn Ferry	15,776
		31,651
	Real Estate Management & Development – 0.3%
2,073	Newmark Group, Inc., Class A	8,955
1,360	Realogy Holdings Corp.	12,839
		21,794
	Road & Rail – 1.1%
802	Heartland Express, Inc.	14,917
996	Marten Transport Ltd.	16,255
445	Ryder System, Inc.	18,797
677	Schneider National, Inc., Class B	16,742
384	Werner Enterprises, Inc.	16,124
		82,835
	Semiconductors & Semiconductor Equipment – 1.4%
5,798	Cohu, Inc.	99,610
	Software – 2.6%
4,496	Ebix, Inc.	92,617
2,594	Progress Software Corp.	95,148
		187,765
	Specialty Retail – 4.1%
1,840	Abercrombie & Fitch Co., Class A	25,631
1,797	American Eagle Outfitters, Inc.	26,614
1,847	Bed Bath & Beyond, Inc.	27,668
1,249	Buckle (The), Inc.	25,467
523	Children’s Place (The), Inc.	14,827
2,893	Designer Brands, Inc., Class A	15,709

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
297	Group 1 Automotive, Inc.	$26,252
2,025	Guess?, Inc.	23,530
356	Monro, Inc.	14,443
833	ODP (The) Corp.	16,202
704	Rent-A-Center, Inc.	21,043
1,907	Signet Jewelers Ltd.	35,661
614	Sonic Automotive, Inc., Class A	24,658
		297,705
	Textiles, Apparel & Luxury Goods – 1.4%
1,313	Kontoor Brands, Inc.	31,775
1,745	Levi Strauss & Co., Class A	23,383
531	Oxford Industries, Inc.	21,431
982	Wolverine World Wide, Inc.	25,375
		101,964
	Thrifts & Mortgage Finance – 1.6%
915	Capitol Federal Financial, Inc.	8,477
342	Flagstar Bancorp, Inc.	10,133
1,232	Kearny Financial Corp.	8,883
868	Meridian Bancorp, Inc.	8,984
554	Meta Financial Group, Inc.	10,648
985	Northwest Bancshares, Inc.	9,062
241	PennyMac Financial Services, Inc.	14,007
570	Premier Financial Corp.	8,878
697	Provident Financial Services, Inc.	8,503
198	Walker & Dunlop, Inc.	10,494
375	Washington Federal, Inc.	7,823
351	WSFS Financial Corp.	9,466
		115,358
	Tobacco – 0.6%
550	Universal Corp.	23,034
2,325	Vector Group Ltd.	22,529
		45,563
	Trading Companies & Distributors – 2.9%
268	Applied Industrial Technologies, Inc.	14,767
274	GATX Corp.	17,467
904	H&E Equipment Services, Inc.	17,773
403	Rush Enterprises, Inc., Class A	20,368
4,894	Systemax, Inc.	117,162
552	Triton International Ltd.	22,450
		209,987
	Water Utilities – 0.7%
382	California Water Service Group	16,598
271	Middlesex Water Co.	16,843
293	SJW Group	17,832
		51,273
Shares	Description	Value

	Wireless Telecommunication Services – 0.7%
577	Shenandoah Telecommunications Co.	$25,639
1,430	Telephone & Data Systems, Inc.	26,369
		52,008
	Total Common Stocks	6,719,800
	(Cost $7,014,771)
REAL ESTATE INVESTMENT TRUSTS – 7.8%
	Equity Real Estate Investment Trusts – 6.0%
776	Acadia Realty Trust	8,148
826	Alexander & Baldwin, Inc.	9,259
42	Alexander’s, Inc.	10,299
362	American Assets Trust, Inc.	8,721
1,270	American Finance Trust, Inc.	7,963
1,012	Armada Hoffler Properties, Inc.	9,371
1,011	Brookfield Property REIT, Inc., Class A	12,375
587	CareTrust REIT, Inc.	10,446
4,198	Colony Capital, Inc.	11,460
767	Columbia Property Trust, Inc.	8,368
246	Community Healthcare Trust, Inc.	11,503
1,076	CoreCivic, Inc.	8,608
1,822	DiamondRock Hospitality Co.	9,238
2,277	Diversified Healthcare Trust	8,015
436	Easterly Government Properties, Inc.	9,771
1,439	Empire State Realty Trust, Inc., Class A	8,807
679	Essential Properties Realty Trust, Inc.	12,439
413	Four Corners Property Trust, Inc.	10,569
852	GEO Group (The), Inc.	9,662
339	Getty Realty Corp.	8,817
602	Global Net Lease, Inc.	9,572
877	Independence Realty Trust, Inc.	10,164
490	Industrial Logistics Properties Trust	10,716
114	Innovative Industrial Properties, Inc.	14,148
818	iStar, Inc.	9,661
873	Kite Realty Group Trust	10,109
267	LTC Properties, Inc.	9,308
659	Mack-Cali Realty Corp.	8,317
695	Monmouth Real Estate Investment Corp.	9,626
352	National Storage Affiliates Trust	11,514
285	NexPoint Residential Trust, Inc.	12,640
388	Office Properties Income Trust	8,039
889	Retail Opportunity Investments Corp.	9,259
1,376	Retail Properties of America, Inc., Class A	7,995

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,067	RLJ Lodging Trust	$9,240
1,447	RPT Realty	7,872
175	Safehold, Inc.	10,867
312	Saul Centers, Inc.	8,293
1,244	SITE Centers Corp.	8,957
1,699	Summit Hotel Properties, Inc.	8,801
1,413	Tanger Factory Outlet Centers, Inc.	8,520
1,077	Uniti Group, Inc.	11,346
127	Universal Health Realty Income Trust	7,238
849	Urban Edge Properties	8,252
454	Washington Real Estate Investment Trust	9,139
1,080	Xenia Hotels & Resorts, Inc.	9,482
		442,914
	Mortgage Real Estate Investment Trusts – 1.8%
1,090	Arbor Realty Trust, Inc.	12,503
1,073	ARMOUR Residential REIT, Inc.	10,204
1,064	Broadmark Realty Capital, Inc.	10,491
1,435	Colony Credit Real Estate, Inc.	7,046
1,403	Granite Point Mortgage Trust, Inc.	9,947
354	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,964
2,694	Invesco Mortgage Capital, Inc.	7,301
608	KKR Real Estate Finance Trust, Inc.	10,050
1,244	Ladder Capital Corp.	8,857
3,860	New York Mortgage Trust, Inc.	9,843
575	PennyMac Mortgage Investment Trust	9,240
1,439	Redwood Trust, Inc.	10,821
1,171	TPG RE Finance Trust, Inc.	9,907
		131,174
	Total Real Estate Investment Trusts	574,088
	(Cost $662,623)
MONEY MARKET FUNDS – 0.0%
1,603	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (b) (c)	1,603
	(Cost $1,603)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.7%
$46,105	JPMorgan Chase & Co., 0.05% (b) dated 9/30/20, due 10/1/20, with a maturity value of $46,105. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $47,013. (c)	$46,105
	(Cost $46,105)
	Total Investments – 100.5%	7,341,596
	(Cost $7,725,102) (d)
	Net Other Assets and Liabilities – (0.5)%	(34,875)
	Net Assets – 100.0%	$7,306,721

(a)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $48,743 and the total value of the collateral held by the Fund is $47,708.
(b)	Rate shown reflects yield as of September 30, 2020.
(c)	This security serves as collateral for securities on loan.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $742,586 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,126,092. The net unrealized depreciation was $383,506.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,719,800	$ 6,719,800	$ —	$ —
Real Estate Investment Trusts*	574,088	574,088	—	—
Money Market Funds	1,603	1,603	—	—
Repurchase Agreements	46,105	—	46,105	—
Total Investments	$ 7,341,596	$ 7,295,491	$ 46,105	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$48,743
Non-cash Collateral (2)	(47,708)
Net Amount	$1,035

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2020, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, 2020, the value of the related securities loaned was above the collateral value received. See Note 2E — Securities Lending in the Notes to Financial Statements.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$46,105
Non-cash Collateral (4)	(46,105)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.3%
	Aerospace & Defense – 1.9%
114	Boeing (The) Co.	$18,840
116	General Dynamics Corp.	16,058
80	Huntington Ingalls Industries, Inc.	11,260
44	Lockheed Martin Corp.	16,864
290	Raytheon Technologies Corp.	16,686
		79,708
	Air Freight & Logistics – 0.8%
198	United Parcel Service, Inc., Class B	32,993
	Airlines – 1.4%
1,501	American Airlines Group, Inc.	18,447
1,311	Delta Air Lines, Inc.	40,091
		58,538
	Automobiles – 1.1%
4,147	Ford Motor Co.	27,619
607	General Motors Co.	17,961
		45,580
	Banks – 2.8%
231	Bank of America Corp.	5,565
141	Citigroup, Inc.	6,078
425	Citizens Financial Group, Inc.	10,744
496	Fifth Third Bancorp	10,575
1,328	Huntington Bancshares, Inc.	12,178
71	JPMorgan Chase & Co.	6,835
901	KeyCorp	10,749
72	M&T Bank Corp.	6,630
75	PNC Financial Services Group (The), Inc.	8,243
906	Regions Financial Corp.	10,446
231	Truist Financial Corp.	8,790
224	US Bancorp	8,030
562	Wells Fargo & Co.	13,213
		118,076
	Beverages – 0.9%
276	Coca-Cola (The) Co.	13,626
493	Molson Coors Beverage Co., Class B	16,545
76	PepsiCo, Inc.	10,534
		40,705
	Biotechnology – 4.0%
819	AbbVie, Inc.	71,736
192	Amgen, Inc.	48,799
777	Gilead Sciences, Inc.	49,099
		169,634
	Building Products – 0.9%
553	Johnson Controls International PLC	22,590
Shares	Description	Value

	Building Products (Continued)
147	Trane Technologies PLC	$17,824
		40,414
	Capital Markets – 1.7%
32	Ameriprise Financial, Inc.	4,931
131	Apollo Global Management, Inc.	5,862
150	Bank of New York Mellon (The) Corp.	5,151
8	BlackRock, Inc.	4,508
111	Blackstone Group (The), Inc., Class A	5,794
111	Charles Schwab (The) Corp.	4,022
22	CME Group, Inc.	3,681
329	Franklin Resources, Inc.	6,695
23	Goldman Sachs Group (The), Inc.	4,622
108	Morgan Stanley	5,222
80	Northern Trust Corp.	6,238
55	Raymond James Financial, Inc.	4,002
93	State Street Corp.	5,518
39	T Rowe Price Group, Inc.	5,001
		71,247
	Chemicals – 1.2%
13	Air Products & Chemicals, Inc.	3,872
51	Celanese Corp.	5,480
247	Corteva, Inc.	7,116
257	Dow, Inc.	12,092
65	DuPont de Nemours, Inc.	3,606
31	International Flavors & Fragrances, Inc.	3,796
148	LyondellBasell Industries N.V., Class A	10,433
28	PPG Industries, Inc.	3,418
		49,813
	Commercial Services & Supplies – 0.6%
149	Republic Services, Inc.	13,909
117	Waste Management, Inc.	13,241
		27,150
	Communications Equipment – 1.3%
1,471	Cisco Systems, Inc.	57,943
	Consumer Finance – 0.7%
331	Ally Financial, Inc.	8,298
74	Capital One Financial Corp.	5,318
127	Discover Financial Services	7,338
324	Synchrony Financial	8,479
		29,433
	Containers & Packaging – 1.3%
27	Avery Dennison Corp.	3,452
251	International Paper Co.	10,175

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
1,231	WestRock Co.	$42,765
		56,392
	Distributors – 0.3%
140	Genuine Parts Co.	13,324
	Diversified Financial Services – 0.1%
301	Equitable Holdings, Inc.	5,490
	Diversified Telecommunication Services – 1.9%
876	AT&T, Inc.	24,975
3,862	CenturyLink, Inc.	38,968
313	Verizon Communications, Inc.	18,620
		82,563
	Electric Utilities – 1.5%
76	Alliant Energy Corp.	3,925
52	American Electric Power Co., Inc.	4,250
70	Duke Energy Corp.	6,199
100	Edison International	5,084
50	Entergy Corp.	4,927
67	Evergy, Inc.	3,405
38	Eversource Energy	3,175
134	Exelon Corp.	4,792
121	FirstEnergy Corp.	3,474
11	NextEra Energy, Inc.	3,053
68	Pinnacle West Capital Corp.	5,069
294	PPL Corp.	8,000
110	Southern (The) Co.	5,964
51	Xcel Energy, Inc.	3,520
		64,837
	Electrical Equipment – 1.0%
233	Eaton Corp. PLC	23,773
321	Emerson Electric Co.	21,048
		44,821
	Electronic Equipment, Instruments & Components – 2.5%
2,842	Corning, Inc.	92,109
173	TE Connectivity Ltd.	16,909
		109,018
	Energy Equipment & Services – 0.4%
322	Baker Hughes Co.	4,279
368	Halliburton Co.	4,434
510	Schlumberger Ltd.	7,936
		16,649
Shares	Description	Value

	Food & Staples Retailing – 1.4%
480	Sysco Corp.	$29,866
870	Walgreens Boots Alliance, Inc.	31,250
		61,116
	Food Products – 2.6%
304	Archer-Daniels-Midland Co.	14,133
194	Campbell Soup Co.	9,384
234	Conagra Brands, Inc.	8,356
176	General Mills, Inc.	10,856
63	Hershey (The) Co.	9,030
107	JM Smucker (The) Co.	12,361
178	Kellogg Co.	11,497
536	Kraft Heinz (The) Co.	16,053
149	Mondelez International, Inc., Class A	8,560
156	Tyson Foods, Inc., Class A	9,279
		109,509
	Gas Utilities – 0.1%
27	Atmos Energy Corp.	2,581
	Health Care Equipment & Supplies – 1.4%
572	Medtronic PLC	59,442
	Health Care Providers & Services – 1.9%
1,243	Cardinal Health, Inc.	58,359
405	CVS Health Corp.	23,652
		82,011
	Hotels, Restaurants & Leisure – 8.3%
738	Aramark	19,520
4,754	Carnival Corp.	72,166
393	Darden Restaurants, Inc.	39,591
960	Las Vegas Sands Corp.	44,793
123	McDonald’s Corp.	26,997
1,249	MGM Resorts International	27,166
790	Royal Caribbean Cruises Ltd.	51,137
251	Starbucks Corp.	21,566
462	Wynn Resorts Ltd.	33,176
201	Yum! Brands, Inc.	18,351
		354,463
	Household Durables – 0.2%
83	Garmin Ltd.	7,873
	Household Products – 0.8%
30	Clorox (The) Co.	6,305
110	Colgate-Palmolive Co.	8,486
72	Kimberly-Clark Corp.	10,632
72	Procter & Gamble (The) Co.	10,007
		35,430

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Independent Power & Renewable Electricity Producers – 0.2%
316	AES (The) Corp.	$5,723
178	Vistra Corp.	3,357
		9,080
	Industrial Conglomerates – 0.9%
148	3M Co.	23,707
104	Honeywell International, Inc.	17,119
		40,826
	Insurance – 2.1%
153	Aflac, Inc.	5,561
40	Allstate (The) Corp.	3,766
238	American International Group, Inc.	6,552
34	Chubb Ltd.	3,948
102	Cincinnati Financial Corp.	7,953
26	Everest Re Group Ltd.	5,136
250	Fidelity National Financial, Inc.	7,827
152	Hartford Financial Services Group (The), Inc.	5,603
206	Lincoln National Corp.	6,454
241	MetLife, Inc.	8,958
232	Principal Financial Group, Inc.	9,343
205	Prudential Financial, Inc.	13,021
46	Travelers (The) Cos., Inc.	4,977
		89,099
	IT Services – 3.9%
98	Automatic Data Processing, Inc.	13,670
1,010	International Business Machines Corp.	122,887
268	Paychex, Inc.	21,378
329	Western Union (The) Co.	7,051
		164,986
	Leisure Products – 0.3%
165	Hasbro, Inc.	13,649
	Machinery – 2.8%
160	Caterpillar, Inc.	23,864
108	Cummins, Inc.	22,805
76	Deere & Co.	16,844
130	Dover Corp.	14,084
87	Illinois Tool Works, Inc.	16,809
65	Parker-Hannifin Corp.	13,152
88	Stanley Black & Decker, Inc.	14,274
		121,832
	Media – 2.4%
613	Comcast Corp., Class A	28,357
745	Omnicom Group, Inc.	36,878
1,414	ViacomCBS, Inc., Class B	39,606
		104,841
Shares	Description	Value

	Metals & Mining – 0.1%
143	Nucor Corp.	$6,415
	Multiline Retail – 0.6%
157	Target Corp.	24,715
	Multi-Utilities – 1.1%
47	Ameren Corp.	3,717
345	CenterPoint Energy, Inc.	6,676
55	CMS Energy Corp.	3,378
69	Consolidated Edison, Inc.	5,368
67	Dominion Energy, Inc.	5,288
41	DTE Energy Co.	4,717
188	NiSource, Inc.	4,136
94	Public Service Enterprise Group, Inc.	5,161
43	Sempra Energy	5,089
38	WEC Energy Group, Inc.	3,682
		47,212
	Oil, Gas & Consumable Fuels – 1.7%
451	Apache Corp.	4,271
66	Chevron Corp.	4,752
94	ConocoPhillips	3,087
68	Diamondback Energy, Inc.	2,048
51	EOG Resources, Inc.	1,833
185	Exxon Mobil Corp.	6,351
40	Hess Corp.	1,637
467	Kinder Morgan, Inc.	5,758
169	Marathon Petroleum Corp.	4,958
754	Occidental Petroleum Corp.	7,548
353	ONEOK, Inc.	9,171
74	Phillips 66	3,836
22	Pioneer Natural Resources Co.	1,892
115	Valero Energy Corp.	4,982
457	Williams (The) Cos., Inc.	8,980
		71,104
	Pharmaceuticals – 5.9%
873	Bristol-Myers Squibb Co.	52,633
343	Johnson & Johnson	51,066
699	Merck & Co., Inc.	57,982
2,430	Pfizer, Inc.	89,181
		250,862
	Road & Rail – 0.8%
76	Norfolk Southern Corp.	16,263
84	Union Pacific Corp.	16,537
		32,800
	Semiconductors & Semiconductor Equipment – 8.8%
283	Broadcom, Inc.	103,103
818	Intel Corp.	42,356
1,186	Maxim Integrated Products, Inc.	80,185
685	QUALCOMM, Inc.	80,611

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
489	Texas Instruments, Inc.	$69,824
		376,079
	Software – 1.3%
2,598	NortonLifeLock, Inc.	54,142
	Specialty Retail – 1.1%
236	Best Buy Co., Inc.	26,265
78	Home Depot (The), Inc.	21,661
		47,926
	Technology Hardware, Storage & Peripherals – 11.4%
11,329	Hewlett Packard Enterprise Co.	106,153
5,146	HP, Inc.	97,722
2,214	NetApp, Inc.	97,062
2,499	Seagate Technology PLC	123,126
1,747	Western Digital Corp.	63,853
		487,916
	Textiles, Apparel & Luxury Goods – 0.3%
172	VF Corp.	12,083
	Tobacco – 1.2%
743	Altria Group, Inc.	28,709
325	Philip Morris International, Inc.	24,372
		53,081
	Trading Companies & Distributors – 0.3%
318	Fastenal Co.	14,339
	Water Utilities – 0.1%
62	Essential Utilities, Inc.	2,496
	Total Common Stocks	3,952,236
	(Cost $3,982,985)
REAL ESTATE INVESTMENT TRUSTS – 7.4%
	Equity Real Estate Investment Trusts – 6.1%
28	Alexandria Real Estate Equities, Inc.	4,480
47	AvalonBay Communities, Inc.	7,019
86	Boston Properties, Inc.	6,906
71	Camden Property Trust	6,318
30	Crown Castle International Corp.	4,995
39	Digital Realty Trust, Inc.	5,724
133	Duke Realty Corp.	4,908
60	Equity LifeStyle Properties, Inc.	3,678
122	Equity Residential	6,262
28	Essex Property Trust, Inc.	5,622
76	Extra Space Storage, Inc.	8,131
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
409	Gaming and Leisure Properties, Inc.	$15,104
352	Healthpeak Properties, Inc.	9,557
931	Host Hotels & Resorts, Inc.	10,045
133	Invitation Homes, Inc.	3,723
542	Medical Properties Trust, Inc.	9,555
54	Mid-America Apartment Communities, Inc.	6,261
46	Prologis, Inc.	4,629
39	Public Storage	8,686
141	Realty Income Corp.	8,566
202	Regency Centers Corp.	7,680
243	Simon Property Group, Inc.	15,717
30	Sun Communities, Inc.	4,218
179	UDR, Inc.	5,837
381	Ventas, Inc.	15,987
2,139	VEREIT, Inc.	13,904
527	VICI Properties, Inc.	12,316
327	Vornado Realty Trust	11,023
217	Welltower, Inc.	11,955
365	Weyerhaeuser Co.	10,410
164	WP Carey, Inc.	10,686
		259,902
	Mortgage Real Estate Investment Trusts – 1.3%
1,954	AGNC Investment Corp.	27,180
4,072	Annaly Capital Management, Inc.	28,993
		56,173
	Total Real Estate Investment Trusts	316,075
	(Cost $340,263)
	Total Investments – 99.7%	4,268,311
	(Cost $4,323,248) (a)
	Net Other Assets and Liabilities – 0.3%	12,706
	Net Assets – 100.0%	$4,281,017

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $320,828 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $375,765. The net unrealized depreciation was $54,937.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,952,236	$ 3,952,236	$ —	$ —
Real Estate Investment Trusts*	316,075	316,075	—	—
Total Investments	$ 4,268,311	$ 4,268,311	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2020 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$ 23,656,351	$ 6,139,157	$ 19,119,380
Cash	5,684	—	894
Foreign currency	7,990	7,073	—
Receivables:
Dividends	78,377	9,714	26,203
Dividend reclaims	47,209	603	1,936
Securities lending income	—	—	—
Investment securities sold	590	2,026,141	—
Other assets	—	19,160	—
Total Assets	23,796,201	8,201,848	19,148,413
LIABILITIES:
Due to custodian	—	2,033,793	—
Payables:
Collateral for securities on loan	—	—	—
Investment advisory fees	13,508	5,230	9,483
Investment securities purchased	—	—	340
Deferred foreign capital gains tax	—	7,980	—
Total Liabilities	13,508	2,047,003	9,823
NET ASSETS	$23,782,693	$6,154,845	$19,138,590
NET ASSETS consist of:
Paid-in capital	$ 25,935,725	$ 8,443,310	$ 19,008,281
Par value	5,000	1,500	8,000
Accumulated distributable earnings (loss)	(2,158,032)	(2,289,965)	122,309
NET ASSETS	$23,782,693	$6,154,845	$19,138,590
NET ASSET VALUE, per share	$47.57	$41.03	$23.92
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	150,002	800,002
Investments, at cost	$22,210,578	$6,960,582	$17,565,590
Foreign currency, at cost (proceeds)	$7,971	$7,065	$—
Securities on loan, at value	$—	$—	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$ 12,705,727	$ 7,341,596	$ 4,268,311
6,354	8,136	2,120
—	—	—

19,555	8,158	11,456
155	—	1,103
—	253	—
—	15,700	—
—	—	—
12,731,791	7,373,843	4,282,990

—	—	—

—	47,708	—
6,417	3,677	1,784
—	15,737	189
—	—	—
6,417	67,122	1,973
$ 12,725,374	$ 7,306,721	$ 4,281,017

$ 15,288,346	$ 8,806,328	$ 5,218,697
6,500	4,000	2,000
(2,569,472)	(1,503,607)	(939,680)
$ 12,725,374	$ 7,306,721	$ 4,281,017
$19.58	$18.27	$21.40
650,002	400,002	200,002
$13,780,105	$7,725,102	$4,323,248
$—	$—	$—
$—	$48,743	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2020 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
INVESTMENT INCOME:
Dividends	$ 403,385	$ 284,127	$ 209,170
Interest	4	2	2
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(33,466)	(37,700)	(223)
Other	171	1	78
Total investment income	370,094	246,430	209,027
EXPENSES:
Investment advisory fees	82,758	31,353	54,178
Total expenses	82,758	31,353	54,178
NET INVESTMENT INCOME (LOSS)	287,336	215,077	154,849
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,010,989)	(916,683)	(454,463)
In-kind redemptions	569,450	(116,025)	—
Foreign currency transactions	(5,652)	(9,968)	—
Net realized gain (loss)	(2,447,191)	(1,042,676)	(454,463)
Net change in unrealized appreciation (depreciation) on:
Investments	6,870,543	1,666,251	4,519,828
Foreign currency translation	3,396	1,332	—
Deferred foreign capital gains tax	—	(4,102)	—
Net change in unrealized appreciation (depreciation)	6,873,939	1,663,481	4,519,828
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,426,748	620,805	4,065,365
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,714,084	$ 835,882	$ 4,220,214

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$139,016	$86,050	$75,412
1	1	1
—	291	—
(41)	(105)	(63)
5	53	14
138,981	86,290	75,364

39,385	21,213	10,993
39,385	21,213	10,993
99,596	65,077	64,371

(1,086,975)	(526,601)	(695,346)
190,129	—	228,857
—	—	—
(896,846)	(526,601)	(466,489)

3,537,058	1,884,077	1,408,666
—	—	—
—	—	—
3,537,058	1,884,077	1,408,666
2,640,212	1,357,476	942,177
$2,739,808	$1,422,553	$1,006,548
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)		Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020
OPERATIONS:
Net investment income (loss)	$ 287,336	$ 614,272	$ 215,077	$ 309,934	$ 154,849	$ 380,269
Net realized gain (loss)	(2,447,191)	(195,142)	(1,042,676)	(118,203)	(454,463)	470,344
Net change in unrealized appreciation (depreciation)	6,873,939	(5,194,846)	1,663,481	(2,639,603)	4,519,828	(2,954,371)
Net increase (decrease) in net assets resulting from operations	4,714,084	(4,775,716)	835,882	(2,447,872)	4,220,214	(2,103,758)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(107,651)	(927,263)	(209,582)	(283,043)	(162,560)	(379,301)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	7,423,621	—	—	—	4,664,459
Cost of shares redeemed	(4,752,954)	(2,518,760)	(2,031,995)	(2,432,034)	—	(5,900,108)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,752,954)	4,904,861	(2,031,995)	(2,432,034)	—	(1,235,649)
Total increase (decrease) in net assets	(146,521)	(798,118)	(1,405,695)	(5,162,949)	4,057,654	(3,718,708)
NET ASSETS:
Beginning of period	23,929,214	24,727,332	7,560,540	12,723,489	15,080,936	18,799,644
End of period	$23,782,693	$23,929,214	$6,154,845	$7,560,540	$19,138,590	$15,080,936
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	600,002	500,002	200,002	250,002	800,002	850,002
Shares sold	—	150,000	—	—	—	200,000
Shares redeemed	(100,000)	(50,000)	(50,000)	(50,000)	—	(250,000)
Shares outstanding, end of period	500,002	600,002	150,002	200,002	800,002	800,002

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020

$ 99,596	$ 238,414	$ 65,077	$ 131,270	$ 64,371	$ 170,409
(896,846)	262,595	(526,601)	(100,240)	(466,489)	421,479
3,537,058	(4,362,572)	1,884,077	(2,038,025)	1,408,666	(1,404,189)
2,739,808	(3,861,563)	1,422,553	(2,006,995)	1,006,548	(812,301)

(93,810)	(241,031)	(62,160)	(117,951)	(69,861)	(166,681)

—	7,868,227	—	3,982,062	1,056,622	3,527,883
(1,016,479)	(6,522,599)	—	(1,121,211)	(2,086,824)	(3,607,897)
(1,016,479)	1,345,628	—	2,860,851	(1,030,202)	(80,014)
1,629,519	(2,756,966)	1,360,393	735,905	(93,515)	(1,058,996)

11,095,855	13,852,821	5,946,328	5,210,423	4,374,532	5,433,528
$12,725,374	$11,095,855	$7,306,721	$5,946,328	$4,281,017	$4,374,532

700,002	650,002	400,002	250,002	250,002	250,002
—	350,000	—	200,000	50,000	150,000
(50,000)	(300,000)	—	(50,000)	(100,000)	(150,000)
650,002	700,002	400,002	400,002	200,002	250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Developed International Equity Select ETF (RNDM)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended		Period Ended 3/31/2018 (a)
		3/31/2020	3/31/2019
Net asset value, beginning of period	$ 39.88	$ 49.45	$ 51.38	$ 49.73
Income from investment operations:
Net investment income (loss)	0.53	1.11	1.07	0.62
Net realized and unrealized gain (loss)	7.38	(9.02)	(1.90)	1.48
Total from investment operations	7.91	(7.91)	(0.83)	2.10
Distributions paid to shareholders from:
Net investment income	(0.22)	(1.66)	(1.10)	(0.45)
Net asset value, end of period	$47.57	$39.88	$49.45	$51.38
Total return (b)	19.79%	(16.64)%	(1.71)%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 23,783	$ 23,929	$ 24,727	$ 12,846
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.66% (c) (d)
Ratio of net investment income (loss) to average net assets	2.26% (c)	2.24%	2.32%	1.74% (c)
Portfolio turnover rate (e)	49%	62%	52%	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended		Period Ended 3/31/2018 (a)
		3/31/2020	3/31/2019
Net asset value, beginning of period	$ 37.80	$ 50.89	$ 54.94	$ 49.71
Income from investment operations:
Net investment income (loss)	1.09	1.50	1.10	0.70
Net realized and unrealized gain (loss)	3.19	(13.22)	(3.62)	5.78
Total from investment operations	4.28	(11.72)	(2.52)	6.48
Distributions paid to shareholders from:
Net investment income	(1.05)	(1.37)	(1.19)	(0.67)
Net realized gain	—	—	(0.34)	(0.58)
Total distributions	(1.05)	(1.37)	(1.53)	(1.25)
Net asset value, end of period	$41.03	$37.80	$50.89	$54.94
Total return (b)	11.46%	(23.66)%	(4.48)%	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,155	$ 7,561	$ 12,723	$ 5,494
Ratio of total expenses to average net assets	0.75% (c)	0.75%	0.75%	0.75% (c)
Ratio of net investment income (loss) to average net assets	5.15% (c)	2.83%	2.04%	1.75% (c)
Portfolio turnover rate (d)	39%	82%	69%	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended		Period Ended 3/31/2018 (a)
		3/31/2020	3/31/2019
Net asset value, beginning of period	$ 18.85	$ 22.12	$ 21.54	$ 19.83
Income from investment operations:
Net investment income (loss)	0.19	0.46	0.38	0.21
Net realized and unrealized gain (loss)	5.08	(3.27)	0.56	1.68
Total from investment operations	5.27	(2.81)	0.94	1.89
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.46)	(0.36)	(0.18)
Net asset value, end of period	$23.92	$18.85	$22.12	$21.54
Total return (b)	28.01%	(12.98)%	4.45%	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,139	$ 15,081	$ 18,800	$ 21,536
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.71% (c)	2.03%	1.72%	1.71% (c)
Portfolio turnover rate (d)	16%	24%	28%	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended		Period Ended 3/31/2018 (a)
		3/31/2020	3/31/2019
Net asset value, beginning of period	$ 15.85	$ 21.31	$ 21.18	$ 19.78
Income from investment operations:
Net investment income (loss)	0.15	0.39	0.32	0.23
Net realized and unrealized gain (loss)	3.72	(5.45)	0.12	1.36
Total from investment operations	3.87	(5.06)	0.44	1.59
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.40)	(0.31)	(0.19)
Net asset value, end of period	$19.58	$15.85	$21.31	$21.18
Total return (b)	24.42%	(24.23)%	2.16%	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,725	$ 11,096	$ 13,853	$ 6,355
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.52% (c)	1.76%	1.70%	1.71% (c)
Portfolio turnover rate (d)	26%	43%	42%	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended		Period Ended 3/31/2018 (a)
		3/31/2020	3/31/2019
Net asset value, beginning of period	$ 14.87	$ 20.84	$ 20.88	$ 19.73
Income from investment operations:
Net investment income (loss)	0.17	0.36	0.46	0.34
Net realized and unrealized gain (loss)	3.39	(5.98)	(0.09)	1.10
Total from investment operations	3.56	(5.62)	0.37	1.44
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.35)	(0.41)	(0.29)
Net asset value, end of period	$18.27	$14.87	$20.84	$20.88
Total return (b)	24.01%	(27.51)%	1.78%	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,307	$ 5,946	$ 5,210	$ 4,175
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.84% (c)	1.97%	2.25%	2.22% (c)
Portfolio turnover rate (d)	32%	52%	52%	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended		Period Ended 3/31/2018 (a)
		3/31/2020	3/31/2019
Net asset value, beginning of period	$ 17.50	$ 21.73	$ 21.09	$ 19.85
Income from investment operations:
Net investment income (loss)	0.34	0.73	0.78	0.41
Net realized and unrealized gain (loss)	3.91	(4.24)	0.58	1.18
Total from investment operations	4.25	(3.51)	1.36	1.59
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.72)	(0.72)	(0.35)
Net asset value, end of period	$21.40	$17.50	$21.73	$21.09
Total return (b)	24.34%	(16.81)%	6.64%	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,281	$ 4,375	$ 5,434	$ 12,654
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50% (c) (d)
Ratio of net investment income (loss) to average net assets	2.93% (c)	3.23%	2.98%	3.32% (c)
Portfolio turnover rate (e)	64%	78%	98%	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the six funds listed below, each a diversified series of the Trust.
Developed International Equity Select ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RNDM”)
Emerging Markets Equity Select ETF - (Nasdaq ticker “RNEM”)
Large Cap US Equity Select ETF - (Nasdaq ticker “RNLC”)
Mid Cap US Equity Select ETF - (Nasdaq ticker “RNMC”)
Small Cap US Equity Select ETF - (Nasdaq ticker “RNSC”)
US Equity Dividend Select ETF - (Nasdaq ticker “RNDV”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which a Fund invests, or in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participating agreements. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF Emerging Markets Equity Select ETF Large Cap US Equity Select ETF Mid Cap US Equity Select ETF Small Cap US Equity Select ETF US Equity Dividend Select ETF	Nasdaq Riskalyze Developed Markets Index
Nasdaq Riskalyze Emerging Markets Index
Nasdaq Riskalyze US Large Cap Index
Nasdaq Riskalyze US Mid Cap Index
Nasdaq Riskalyze US Small Cap Index
Nasdaq Riskalyze US Large Cap Select Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2020, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2020, RNSC had securities in the securities lending program. During the six months ended September 30, 2020, only RNSC participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2020, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 927,263	$ —	$ —
Emerging Markets Equity Select ETF	283,043	—	—
Large Cap US Equity Select ETF	379,301	—	—
Mid Cap US Equity Select ETF	241,031	—	—
Small Cap US Equity Select ETF	117,951	—	—
US Equity Dividend Select ETF	166,681	—	—
As of March 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ —	$ (1,210,426)	$ (5,554,039)
Emerging Markets Equity Select ETF	2,600	(397,026)	(2,521,839)
Large Cap US Equity Select ETF	23,750	(816,442)	(3,142,653)
Mid Cap US Equity Select ETF	11,233	(456,238)	(4,770,465)
Small Cap US Equity Select ETF	8,751	(440,835)	(2,431,916)
US Equity Dividend Select ETF	14,380	(345,495)	(1,545,252)
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019 and 2020 remain open to federal and state audit. As of September 30, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2020, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Non-Expiring Capital Loss Carryforward
Developed International Equity Select ETF	$ 1,094,967
Emerging Markets Equity Select ETF	397,026
Large Cap US Equity Select ETF	816,442
Mid Cap US Equity Select ETF	456,238
Small Cap US Equity Select ETF	440,835
US Equity Dividend Select ETF	345,495
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended March 31, 2020, the Funds incurred and elected to defer net ordinary losses as follows:
Ordinary Losses
Developed International Equity Select ETF	$ 115,459
Emerging Markets Equity Select ETF	—
Large Cap US Equity Select ETF	—
Mid Cap US Equity Select ETF	—
Small Cap US Equity Select ETF	—
US Equity Dividend Select ETF	—
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap US Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investor Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended September 30, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 12,281,015	$ 12,319,507
Emerging Markets Equity Select ETF	3,038,418	4,053,458
Large Cap US Equity Select ETF	2,843,527	2,849,365
Mid Cap US Equity Select ETF	3,407,102	3,380,641
Small Cap US Equity Select ETF	2,272,659	2,275,469
US Equity Dividend Select ETF	2,785,945	2,782,465

For the six months ended September 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ —	$ 4,463,541
Emerging Markets Equity Select ETF	—	973,116
Large Cap US Equity Select ETF	—	—
Mid Cap US Equity Select ETF	—	1,012,903
Small Cap US Equity Select ETF	—	—
US Equity Dividend Select ETF	1,050,407	2,081,524
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2021.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters
By operation of law, the Funds now operate as diversified open-end management investment companies as defined in Section 5(b) of the 1940 Act.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

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September 30, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

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September 30, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following six series of the Trust (each a “Fund” and collectively, the “Funds”):
Large Cap US Equity Select ETF (RNLC)
Mid Cap US Equity Select ETF (RNMC)
Small Cap US Equity Select ETF (RNSC)
US Equity Dividend Select ETF (RNDV)
Developed International Equity Select ETF (RNDM)
Emerging Markets Equity Select ETF (RNEM)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with

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September 30, 2020 (Unaudited)
respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for the one-year period ended December 31, 2019 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues

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September 30, 2020 (Unaudited)
and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee’s annual meeting held on March 20, 2020 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 7, 2020
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 7, 2020

* Print the name and title of each signing officer under his or her signature.